united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA 92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
CORPORATE BONDS & NOTES - 57.0 %z
AEROSPACE / DEFENSE - 0.2%
TransDigm, Inc.	$ 75,000	6.000%			7/15/2022	$ 77,777
TransDigm, Inc.	35,000	6.500			5/15/2025	36,706
						114,483
AIRLINES ABS - 0.6%
Air Canada 2013-1 Class B Pass Through Trust - 144A	92,509	5.375			5/15/2021	94,012
United Airlines 2007-1 Pass Through Trust	240,596	6.636			7/2/2022	257,738
						351,750
APPAREL - 0.1%
Hanesbrands, Inc. - 144A	15,000	4.625			5/15/2024	15,450
Hanesbrands, Inc. - 144A	45,000	4.875			5/15/2026	46,238
						61,688
AUTO MANUFACTURERS - 0.9%
Ford Motor Credit Co. LLC.	270,000	5.750			2/1/2021	308,432
General Motors Financial Co., Inc.	105,000	3.500			7/10/2019	108,676
General Motors Financial Co., Inc.	60,000	4.200			3/1/2021	63,377
						480,485
AUTO PARTS & EQUIPMENT - 0.8%
Delphi Automotive PLC	105,000	3.150			11/19/2020	109,192
Meritor, Inc.	160,000	6.750			6/15/2021	154,400
MPG Holdco I, Inc. ^	105,000	7.375			10/15/2022	108,150
TI Group Automotive Systems, LLC - 144A	60,000	8.750			7/15/2023	61,950
						433,692
AUTOMOBILE ABS - 4.6%
AmeriCredit Automobile Receivables Trust 2013-5	220,000	2.860			12/9/2019	223,573
California Republic Auto Receivables Trust 2014-3 A4	390,000	1.790			3/16/2020	392,177
Capital Auto Receivables Asset Trust / Ally 2013-1 C	590,000	1.740			10/22/2018	590,998
Drive Auto Receivables Trust 2015-A - 144A	260,000	3.060			5/17/2021	262,625
Drive Auto Receivables Trust 2015-D - 144A	165,000	3.380			11/15/2021	168,154
Drive Auto Receivables Trust 2016-B - 144A	255,000	2.560			6/15/2020	257,031
Flagship Credit Auto Trust 2016-1 A - 144A	150,016	2.770			12/15/2020	151,168
Ford Credit Auto Owner Trust 2013-B D	194,000	1.820			11/15/2019	194,171
Santander Drive Auto Receivables Trust 2014-4	160,000	3.100			11/16/2020	162,859
Santander Drive Auto Receivables Trust 2016-1	120,000	3.090			4/15/2022	122,942
						2,525,698
BANKS - 8.6%
Banco de Credito del Peru - 144A	120,000	6.125	+		4/24/2027	134,700
Banco de Credito e Inversiones - 144A	325,000	4.000			2/11/2023	343,710
Banco Internacional del Peru SAA -144A	125,000	6.625	+		3/19/2029	136,563
Banco Santander Chile - 144A	150,000	3.875			9/20/2022	159,773
Bank of America Corp.	175,000	5.625			7/1/2020	198,623
Bank of America Corp.	55,000	2.000			1/11/2018	55,383
Bank of America Corp.	285,000	4.450			3/3/2026	306,679
Bank of New York Mellon	135,000	2.800			5/4/2026	140,733
Bank of New York Mellon	110,000	4.950	+		Perpetual	112,338
Barclays Bank PLC - 144A	270,000	6.050			12/4/2017	282,377
Capital One Financial Corp.	135,000	4.200			10/29/2025	141,022
Capital One Financial Corp.	135,000	3.750			7/28/2026	136,187
Citigroup, Inc.	130,000	4.050			7/30/2022	138,251
Citigroup, Inc.	160,000	6.250	+		Perpetual	172,600
Goldman Sachs Group, Inc.	185,000	5.750			1/24/2022	215,506
JPMorgan Chase & Co.	40,000	6.125			6/27/2017	41,726
JPMorgan Chase & Co.	35,000	5.300	+		Perpetual	36,120
Morgan Stanley	185,000	4.100			5/22/2023	195,633
Morgan Stanley	150,000	4.350			9/8/2026	160,017
Morgan Stanley	225,000	6.375			7/24/2042	312,136
PNC Financial Services Group, Inc.	255,000	4.850	+		Perpetual	249,581
Santander Holdings USA, Inc.	130,000	2.700			5/24/2019	131,006
SunTrust Banks, Inc. ^	30,000	5.625	+		Perpetual	31,275
UBS AG	650,000	7.625			8/17/2022	757,250
Zions Bancorporation	115,000	4.500			6/13/2023	120,370
						4,709,559
BEVERAGES - 0.4%
Anheuser-Busch InBev Finance, Inc.	65,000	3.3000			2/1/2023	68,596
Anheuser-Busch InBev Finance, Inc.	135,000	3.6500			2/1/2026	145,233
						213,829
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
BIOTECHNOLOGY - 0.0%
Concordia Healthcare Corp. - 144A	$ 5,000	7.000%			4/15/2023	$ 4,150

BUILDING MATERIALS - 0.3%
Masco Corp.	50,000	3.500			4/1/2021	52,189
Masco Corp.	60,000	5.950			3/15/2022	68,475
Masco Corp.	25,000	4.450			4/1/2025	26,688
						147,352
CHEMICALS - 0.6%
NewMarket Corp.	305,000	4.100			12/15/2022	319,598
Valvoline, Inc. - 144A	15,000	5.500			7/15/2024	15,675
						335,273
COMMERCIAL MBS - 5.9%
Aventura Mall Trust 2013-AVM A - 144A	155,000	3.867	+		12/5/2032	167,697
Aventura Mall Trust 2013-AVM C - 144A	100,000	3.867	+		12/5/2032	105,558
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR15 -144A	45,000	5.363			2/11/2044	41,205
CD 2007-CD4 Commercial Mortgage Trust	100,499	5.322			12/11/2049	101,186
Citigroup Commercial Mortgage Trust 2007-C6 A4	290,000	5.901	+		12/10/2049	297,460
Citigroup Commercial Mortgage Trust 2008-C7 AM	95,000	6.346	+		12/10/2049	99,052
DBUBS 2011-LC3 Mortgage Trust -LC3A Class D - 144A	105,000	5.578	+		8/10/2044	111,136
GAHR Commercial Mortgage Trust 2015-NRF CFX - 144A	105,000	3.495	+		12/15/2034	107,173
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19	252,173	5.882	+		2/12/2049	257,289
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 A4	470,000	5.882	+		2/15/2051	483,632
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A3 - 144A	98,709	4.106			7/15/2046	102,998
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 A4 - 144A	100,000	4.388			7/15/2046	110,119
LB Commercial Mortgage Trust 2007- C3 A4	107,016	6.114	+		7/15/2044	110,606
LB-UBS Commercial Mortgage Trust 2007-C7 A3	61,894	5.866	+		9/15/2045	64,575
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 AS	240,000	4.266			11/15/2046	270,245
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 C	135,000	4.558	+		10/15/2048	143,528
Morgan Stanley Capital I Trust 2007-IQ14 AM	224,000	5.864	+		4/15/2049	213,753
Motel 6 Trust CMO 2015-MTL6 Class B - 144A	170,000	3.298			2/5/2030	172,243
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	165,000	3.719			4/15/2050	177,303
WFRBS Commercial Mortgage Trust 2011-C5 - 144A	100,000	5.866	+		11/15/2044	111,938
						3,248,696
COMMERCIAL SERVICES - 1.0%
ADT Corp. ^	100,000	6.250			10/15/2021	109,625
McGraw Hill Financial	140,000	4.000			6/15/2025	149,724
New York University	55,000	4.142			7/1/2048	57,546
Prime Security Services Borrower LLC / Prime Finance, Inc. - 144A	55,000	9.250			5/15/2023	58,850
Team Health, Inc. - 144A	5,000	7.250			12/15/2023	5,463
Verisk Analytics, Inc.	135,000	4.000			6/15/2025	143,117
						524,325
COMPUTERS - 0.8%
Apple, Inc.	45,000	2.850			2/23/2023	47,546
Apple, Inc.	125,000	3.250			2/23/2026	133,877
Diamond 1 Finance Corp. - 144A	10,000	5.875			6/15/2021	10,459
Diamond 1 Finance Corp. - 144A	30,000	5.450			6/15/2023	31,819
Diamond 1 Finance Corp. - 144A	20,000	7.125			6/15/2024	21,545
Diamond 1 Finance Corp. - 144A	25,000	6.020			6/15/2026	26,832
Diamond 1 Finance Corp. - 144A	25,000	8.100			7/15/2036	28,560
Diamond 1 Finance Corp. - 144A	30,000	8.350			7/15/2046	34,362
Hewlett Packard Enterprise Co. - 144A ^	80,000	4.900			10/15/2025	85,950
						420,950
DIVERSIFIED FINANCIAL SERVICES - 0.9%
Air Lease Corp.	140,000	2.625			9/4/2018	141,640
Jefferies Group LLC	60,000	6.875			4/15/2021	68,985
Macquarie Group Ltd.- 144A	125,000	6.250			1/14/2021	142,848
OM Asset Management Plc	135,000	4.800			7/27/2026	135,154
						488,627
ELECTRIC - 0.4%
Dominion Resources, Inc.	15,000	2.962			7/1/2019	15,414
NRG Yield Operating LLC	40,000	5.375			8/15/2024	41,100
Southern Power Co.	170,000	4.150			12/1/2025	184,972
						241,486
ELECTRONICS - 0.3%
Flextronics International Ltd.	135,000	4.750			6/15/2025	142,900

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC. - 144A	$ 110,000	5.875%			2/1/2023	$ 110,963

ENTERTAINMENT - 0.5%
Penn National Gaming Inc. ^	120,000	5.875			11/1/2021	125,250
Scientific Games International, Inc.	65,000	6.625			5/15/2021	44,200
Six Flags Entertainment Corp.	85,000	4.875			7/31/2024	85,425
						254,875
FOOD - 0.4%
Safeway, Inc.	85,000	7.250			2/1/2031	83,768
Whole Foods Market, Inc. - 144A	110,000	5.200			12/3/2025	119,212
						202,980
FOOD SERVICE - 0.1%
Aramark Services, Inc. - 144A ^	60,000	4.750			6/1/2026	60,750

GAS - 0.2%
NGL Energy Partners LP	105,000	5.125			7/15/2019	97,393

HEALTHCARE PRODUCTS - 0.5%
Crimson Merger Sub, Inc. - 144A	80,000	6.625			5/15/2022	68,400
Fresenius US Finance II, Inc. - 144A	25,000	4.500			1/15/2023	26,531
Mallinckrodt International Finance SA -144A	115,000	5.625			10/15/2023	110,975
Teleflex, Inc.	55,000	4.875			6/1/2026	56,375
						262,281
HEALTHCARE - SERVICES - 1.4%
CHS/Community Health Systems, Inc.	30,000	5.125			8/1/2021	30,000
HCA, Inc.	120,000	5.375			2/1/2025	125,176
HCA, Inc.	50,000	5.250			6/15/2026	53,125
IASIS Healthcare LLC / IASIS Capital Corp.	70,000	8.375			5/15/2019	67,550
LifePoint Health, Inc. - 144A	25,000	5.375			5/1/2024	25,625
MEDNAX, Inc. - 144A	65,000	5.250			12/1/2023	67,925
Surgery Center Holdings, Inc. - 144A	80,000	8.875			4/15/2021	85,400
Surgical Care Affiliates, Inc. - 144A	110,000	6.000			4/1/2023	114,950
Tenet Healthcare Corp. - 144A	130,000	4.153	+		6/15/2020	129,675
Universal Health Services, Inc. - 144A	60,000	5.000			6/1/2026	61,950
						761,376
HOLDING COMPANIES - DIVERSIFIED - 0.7%
Argos Merger Sub, Inc. - 144A ^	100,000	7.125			3/15/2023	104,750
Hutchison Whampoa International 12 Ltd. - 144A	185,000	6.000	+		Perpetual	191,383
Leucadia National Corp.	105,000	5.500			10/18/2023	109,664
						405,797
HOME BUILDERS - 0.9%
M/I Homes, Inc. - 144A	70,000	6.750			1/15/2021	72,450
MDC Holdings, Inc.	130,000	5.500			1/15/2024	134,225
Toll Brothers Finance Corp. ^	155,000	4.875			11/15/2025	158,875
TRI Pointe Holdings, Inc.	110,000	5.875			6/15/2024	113,850
						479,400
HOME EQUITY ABS - 1.9%
Bayview Financial Mortgage Pass-Through Trust 2006-A 1A4 (a)	560,000	6.087			2/28/2041	602,099
GSAA Trust 2005-1 AF4 (a)	281,325	5.619			11/25/2034	292,128
NovaStar Mortgage Funding Trust Series 2004-4	140,000	2.213	+		3/25/2035	136,839
						1,031,066
HOUSEWARES - 0.1%
Newell Brands, Inc. - 144A	15,000	5.000			11/15/2023	15,930
Newell Brands, Inc.	15,000	4.200			4/1/2026	16,407
						32,337
INSURANCE - 1.4%
Allstate Corp.	125,000	5.750	+		8/15/2053	131,484
Berkshire Hathaway, Inc.	15,000	2.750			3/15/2023	15,667
Berkshire Hathaway, Inc.	30,000	3.125			3/15/2026	31,970
Manulife Financial Corp.	130,000	4.150			3/4/2026	141,185
Prudential Financial, Inc.	245,000	5.625	+		6/15/2043	262,640
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+		9/15/2054	111,549
Trinity Acquisition PLC	10,000	3.500			9/15/2021	10,496
Trinity Acquisition PLC	50,000	4.400			3/15/2026	52,816
						757,807
INTERNET - 0.3%
Priceline Group, Inc.	140,000	3.650			3/15/2025	146,665

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.	$ 18,000	4.875%			11/30/2018	$ 18,768
Ares Capital Corp.	49,000	3.875			1/15/2020	50,977
FS Investment Corp.	110,000	4.250			1/15/2020	113,183
FS Investment Corp.	40,000	4.750			5/15/2022	40,729
						223,657
IRON / STEEL - 0.5%
Carpenter Technology Corp.	300,000	4.450			3/1/2023	296,173

LODGING - 1.0%
Boyd Gaming Corp.	110,000	9.000			7/1/2020	115,892
Boyd Gaming Corp.	55,000	6.875			5/15/2023	59,194
Station Casinos LLC	170,000	7.500			3/1/2021	180,030
Wyndham Worldwide Corp.	145,000	5.100			10/1/2025	159,383
						514,499
MEDIA - 0.7%
CCO Holdings LLC - 144A	85,000	5.500			5/1/2026	88,931
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	35,000	5.125			12/15/2021	35,088
Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	105,000	5.125			12/15/2021	69,956
Clear Channel Worldwide Holdings, Inc.	115,000	7.625			3/15/2020	114,425
Sirius XM Radio, Inc. - 144A	105,000	5.375			7/15/2026	107,297
						415,697
MISCELLANEOUS MANUFACTURING - 0.8%
Bombardier, Inc. - 144A	105,000	4.750			4/15/2019	103,687
General Electric Co.	341,000	5.000	+		Perpetual	367,854
						471,541
OIL & GAS - 1.2%
Anadarko Petroleum Corp.	50,000	6.600			3/15/2046	57,811
Antero Resources Corp. - 144A	60,000	5.625			6/1/2023	57,075
Cimarex Energy Co.	80,000	4.375			6/1/2024	83,733
Continental Resources, Inc. ^	75,000	5.000			9/15/2022	70,500
Continental Resources, Inc.	45,000	4.500			4/15/2023	40,950
Helmerich & Payne International Drilling Co.	80,000	4.650			3/15/2025	84,765
Parsley Energy LLC	15,000	6.250			6/1/2024	15,131
Range Resources Corp.	90,000	5.000			3/15/2023	83,250
Sunoco Finance Corp. - 144A	155,000	6.375			4/1/2023	158,488
						651,703
PACKAGING & CONTAINERS - 0.2%
Berry Plastics Corp.	105,000	5.125			7/15/2023	108,938
Reynolds Group Issuer, Inc. - 144A ^	35,000	5.125			7/15/2023	36,138
						145,076
PHARMACEUTICALS - 1.3%
AbbVie, Inc.	80,000	2.850			5/14/2023	81,793
AbbVie, Inc.	45,000	3.600			5/14/2025	47,808
AbbVie, Inc.	80,000	3.200			5/14/2026	82,221
Capsugel SA - 144A (b)	15,000	7.000			5/15/2019	15,188
Endo Ltd. - 144A ^	80,000	6.000			7/15/2023	70,150
JLL/Delta Dutch Pledge Co. BV - 144A (b)	55,000	8.750			5/1/2020	56,100
Mylan NV - 144A	35,000	3.000			12/15/2018	36,086
Mylan NV - 144A	35,000	3.150			6/15/2021	36,137
Owens & Minor, Inc.	25,000	3.875			9/15/2021	25,959
Quintiles Transnational Corp. - 144A	55,000	4.875			5/15/2023	56,519
Teva Pharmaceutical Finance Netherlands III BV	80,000	3.150			10/1/2026	81,931
Teva Pharmaceutical Finance Netherlands III BV ^	80,000	4.100			10/1/2046	82,736
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500			3/1/2023	33,200
Zoetis, Inc.	35,000	3.450			11/13/2020	36,603
						742,431
PIPELINES - 0.9%
Blue Racer Midstream LLC - 144A	30,000	6.125			11/15/2022	28,350
EnLink Midstream Partners LP	10,000	4.850			7/15/2026	9,739
Holly Energy Partners LP - 144A	10,000	6.000			8/1/2024	10,150
Kinder Morgan, Inc. ^	130,000	4.300			6/1/2025	134,843
MPLX LP - 144A	110,000	4.875			12/1/2024	109,117
Sabine Pass Liquefaction LLC ^	100,000	6.250			3/15/2022	105,125
TransCanada Trust	110,000	5.625	+		5/20/2075	106,700
						504,024

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
PRIVATE EQUITY - 0.3%
Apollo Management Holdings LP - 144A	$ 135,000	4.000%			5/30/2024	$ 139,157
Icahn Enterprises Finance Corp.	45,000	5.875			2/1/2022	43,200
						182,357
REAL ESTATE - 1.0%
American Campus Communities Operating Partnership LP	20,000	3.350			10/1/2020	20,820
American Homes 4 Rent 2014-SFR2 C Trust - 144A	130,000	4.705			10/17/2036	140,764
American Homes 4 Rent 2015-SFR2 C Trust - 144A	120,000	4.691			10/17/2045	129,886
CWABS Asset-Backed Certificates 2005-1 AF5A (a)	251,581	5.141			7/25/2035	249,980
Sierra Timeshare 2014-2A A Receivables Funding LLC - 144A	33,147	2.050			6/20/2031	33,144
						574,594
REITS - 4.5%
American Tower Corp.	80,000	3.950			1/15/2027	83,795
Brixmor Operating Partnership LP	35,000	3.875			8/15/2022	36,241
Corporate Office Properties LP	90,000	3.700			6/15/2021	93,674
Corporate Office Properties LP	315,000	3.600			5/15/2023	313,477
Corrections Corp of America	90,000	5.000			10/15/2022	94,613
Crown Castel International Corp.	15,000	3.700			6/15/2026	15,831
Digital Realty Trust LP	160,000	5.250			3/15/2021	179,394
Digital Realty Trust LP	55,000	3.950			7/1/2022	58,362
Education Realty Operating Partnership LP	135,000	4.600			12/1/2024	141,873
Healthcare Realty Trust, Inc.	90,000	3.875			5/1/2025	91,366
Healthcare Trust of America Holdings LP	50,000	3.375			7/15/2021	51,708
Highwoods Realty LP	150,000	3.625			1/15/2023	153,942
iStar Financial, Inc.	140,000	5.000			7/1/2019	138,600
Kilroy Realty LP	135,000	4.375			10/1/2025	147,326
Kimco Realty Corp.	135,000	3.400			11/1/2022	142,284
MGM Growth Properties Operating Partnerships LP - 144A	15,000	5.625			5/1/2024	16,103
MPT Operating Partnership LP / MPT Finance Corp.	15,000	6.375			3/1/2024	16,425
MPT Operating Partnership LP / MPT Finance Corp.	60,000	5.500			5/1/2024	62,400
MPT Operating Partnership LP / MPT Finance Corp.	5,000	5.250			8/1/2026	5,269
National Retail Properties, Inc.	40,000	4.000			11/15/2025	42,930
Retail Opportunity Investments Partnership LP	105,000	4.000			12/15/2024	107,188
Select Income REIT	140,000	4.500			2/1/2025	139,167
Sovran Acquisition LP	80,000	3.500			7/1/2026	81,146
Welltower, Inc.	145,000	4.000			6/1/2025	154,853
WP Carey, Inc.	110,000	4.600			4/1/2024	114,588
						2,482,555
RETAIL - 1.8%
AmeriGas Finance Corp.	95,000	7.000			5/20/2022	100,581
CVS Health Corp.	165,000	2.875			6/1/2026	170,423
Landry's, Inc. - 144A	115,000	9.375			5/1/2020	121,181
Party City Holdings, Inc. - 144A	15,000	6.125			8/15/2023	15,863
QVC, Inc.	310,000	4.375			3/15/2023	318,228
Rite Aid Corp. - 144A	30,000	6.125			4/1/2023	31,950
Signet UK Finance PLC	135,000	4.700			6/15/2024	135,886
Tops Holding LLC / Tops Markets II Corp. - 144A	110,000	8.000			6/15/2022	96,250
						990,362
SEMICONDUCTOR - 0.3%
KLA-Tencor Corp.	140,000	4.650			11/1/2024	154,690

SOFTWARE - 0.6%
Electronic Arts, Inc.	20,000	3.700			3/1/2021	21,363
Fidelity National Information Services, Inc.	50,000	3.625			10/15/2020	53,101
First Data Corp. - 144A	155,000	5.000			1/15/2024	156,744
Oracle Corp.	15,000	2.400			9/15/2023	15,163
Oracle Corp.	110,000	2.650			7/15/2026	110,674
						357,045
STUDENT LOAN ABS - 0.4%
SoFi Professional Loan Program 2016-C LLC	205,000	2.360			12/25/2032	204,257

TELECOMMUNICATIONS - 2.8%
AT&T, Inc.	315,000	3.875			8/15/2021	343,343
CenturyLink, Inc.	95,000	7.500			4/1/2024	101,650
Crown Castle Towers LLC	125,000	4.883			8/15/2020	136,572
Sprint Corp. ^	170,000	7.250			9/15/2021	159,482
Telefonica Emisiones SAU	265,000	4.570			4/27/2023	299,101

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
TELECOMMUNICATIONS (Continued) - 2.8%
T-Mobile USA, Inc.	$ 100,000	6.500%			1/15/2026	$ 108,675
Verizon Owner Trust 2016-1	240,000	1.420			1/20/2021	240,360
West Corp.	60,000	4.750			7/15/2021	60,600
Windstream Corp. ^	115,000	7.750			10/15/2020	115,216
						1,564,999
TRUCKING & LEASING - 0.1%
Penske Truck Leasing Co. LP - 144A	55,000	3.375			2/1/2022	56,186

WHOLE LOAN COLLATERAL CMO - 3.2%
Banc of America Funding 2005-1 1A1	62,191	5.500			2/25/2035	62,454
Chase Mortgage Trust 2016-2 - 144A	120,000	3.750	+		12/25/2045	125,242
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	83,403	2.574	+		8/25/2034	83,613
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	67,933	6.750			8/25/2034	71,196
JP Morgan Mortgage Trust 2015-4 1A4 - 144A	91,425	3.500	+		6/25/2045	94,552
JP Morgan Mortgage Trust 2016-1 - 144A	209,487	3.500			5/25/2046	216,506
MASTR Alternative Loans Trust 2004-4 6A1	83,888	5.500			4/25/2034	87,271
Residential Asset Securitization Trust 2005-A1	110,503	5.500			4/25/2035	111,060
Sequoia Mortgage trust 2014-4 -144A	125,278	3.500	+		11/25/2044	129,476
Sequoia Mortgage trust 2015-1 A1 - 144A	113,857	3.500	+		1/25/2045	117,712
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	151,017	3.003	+		4/25/2034	150,065
Towd Point Mortgage Trust 2015-1 - 144A	190,000	3.250	+		11/25/2060	187,134
Towd Point Mortgage Trust 2015-3 A1B - 144A	150,727	3.000	+		3/25/2054	153,519
Towd Point Mortgage Trust 2016-2 - 144A	101,479	3.000	+		8/25/2055	103,902
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	53,217	5.000			9/25/2018	54,110
WinWater Mortgage Loan Trust 2016-1 1A5 - 144A	6,871	3.500	+		1/20/2046	7,052
						1,754,864

TOTAL CORPORATE BONDS & NOTES (Cost - $30,389,436)						31,335,343

FOREIGN GOVERNMENT BONDS - 0.5%
Argentine Republic Government International Bond - 144A	150,000	7.625			4/22/2046	160,125
El Salvador Government International Bond - 144A	105,000	6.375			1/18/2027	107,100
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $ 249,481)						267,225

MUNICIPAL - 2.8%
State of California	350,000	7.600			11/1/2040	584,409
City of Chicago IL Wastewater Transmission Revenue	25,000	5.180			1/1/2027	27,467
Rockdale County Water & Sewerage Authority	305,000	3.060			7/1/2024	327,338
San Diego County Regional Airport Authority	325,000	5.594			7/1/2043	372,073
State of Texas	245,000	3.011			10/1/2026	262,831
TOTAL MUNICIPAL - (Cost - $1,468,497)						1,574,118

U.S. GOVERNMENT & AGENCY - 30.9%
U.S. GOVERNMENT AGENCY - 11.8%
Fannie Mae Pool 310041	115,864	6.500			5/1/2037	137,130
Fannie Mae Pool 735061	36,036	6.000			11/1/2034	41,426
Fannie Mae Pool 866009	40,034	6.000			3/1/2036	45,810
Fannie Mae Pool 909175	50,136	5.500			4/1/2038	58,244
Fannie Mae Pool 909220	106,361	6.000			8/1/2038	122,235
Fannie Mae Pool 938574	274,479	5.500			9/1/2036	310,942
Fannie Mae Pool 962752	39,244	5.000			4/1/2038	44,336
Fannie Mae Pool AA7001	224,352	5.000			6/1/2039	251,443
Fannie Mae Pool AL3166	255,655	3.000			3/1/2043	267,316
Fannie Mae Pool AS 5596	419,866	3.500			8/1/2045	444,104
Fannie Mae Pool AS 5634	393,773	3.000			8/1/2045	410,946
Fannie Mae Pool AS 5696	422,799	3.500			8/1/2045	446,629
Fannie Mae Pool AS 6311	246,747	3.500			12/1/2045	260,691
Fannie Mae Pool AS 6386	1,006,826	3.000			12/1/2045	1,048,825
Fannie Mae Pool AS 6522	262,635	3.500			1/1/2046	277,480
Fannie Mae Pool AS 7003	494,118	3.000			4/1/2046	514,730
Fannie Mae Pool AX3195	407,369	4.000			9/1/2044	436,612
Fannie Mae Pool MA 2495	586,998	3.500			1/1/2046	620,082
Federal Home Loan Pool G01980	277,961	5.000			12/1/2035	313,453
Freddie Mac Gold Pool G05888	58,108	5.500			10/1/2039	65,013
Freddie Mac Gold Pool G08702	365,141	3.500			4/1/2046	385,618
						6,503,065
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
U.S. TREASURY OBLIGATIONS - 19.1%
United States Treasury Bond	$ 1,810,000	3.125%			2/15/2043	$ 2,179,106
United States Treasury Note	3,205,000	2.375			8/15/2024	3,452,198
United States Treasury Note	4,790,000	1.625			2/15/2026	4,861,340
						10,492,644

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $16,286,033)						16,995,709

BANK LOANS - 3.1%
AGRICULTURE - 0.1%
NVA Holdings, Inc.	40,000	7.000	+		8/14/2022	39,900

BIOTECHNOLOGY - 0.1%
Concordia Healthcare Corp.	45,770	4.250	+		10/21/2021	44,921

CHEMICALS - 0.1%
Ineos US Finance LLC	6,912	3.250	+		3/11/2022	6,919
PolyOne Corp.	33,830	3.000	+		11/11/2022	34,084
						41,003
COMMERCIAL SERVICES - 0.4%
Laureate Education, Inc.	59,226	0.750	+		6/16/2018	58,300
McGraw-Hill Global Education Holdings, LLC	64,000	4.000	+		5/4/2022	64,432
Sedgwick Claims Management Services, Inc.	85,000	5.750	+		2/28/2022	83,619
						206,351
ELECTRIC - 0.4%
NRG Energy, Inc.	158,612	2.750	+		6/30/2023	158,295
Texas Competitive Electric Holdings Company LLC	47,449	4.000	+		7/27/2023	47,597
Texas Competitive Electric Holdings Company LLC	10,714	4.000	+		7/27/2023	10,748
						216,640
ENTERTAINMENT - 0.0%
CDS US Intermediate Holdings, Inc.	28,782	4.000	+		7/8/2022	28,447

FOOD - 0.3%
Albertsons LLC	54,180	3.500	+		8/25/2021	54,526
Hostess Brands LLC	110,000	7.500	+		8/3/2023	110,344
						164,870
HEALTHCARE - 0.7%
American Renal Holdings, Inc.	38,897	3.500	+		8/20/2019	38,435
Ardent Legacy Acquisitions, Inc.	55,580	5.500	+		8/4/2021	55,788
CHG Healthcare Services, Inc.	67,000	3.750	+		6/7/2023	67,367
Inventive Health, Inc.	119,990	6.250	+		5/15/2018	120,290
Quorum Health Corp.	60,848	5.750	+		4/29/2022	61,558
Surgery Center	68,101	4.250	+		11/3/2020	68,484
						411,922
INSURANCE - 0.1%
MPH Acquisition Holdings LLC	32,000	4.000	+		6/7/2023	32,373

LODGING - 0.1%
Eldorado Resorts, Inc.	24,750	3.250	+		7/25/2022	24,936
Station Casino LLC	48,000	3.000	+		6/8/2023	48,120
						73,056
MEDIA - 0.1%
UPC Financing Partnership	43,013	3.000	+		8/31/2024	42,919

MISCELLANEOUS MANUFACTURING - 0.1%
US Farathane LLC	23,996	4.750	+		12/23/2021	24,116
US Farathane LLC	55,349	4.750	+		1/16/2022	55,626
						79,742
OIL & GAS - 0.1%
Jonah Energy LLC	62,000	6.500	+		5/12/2021	54,638

PHARMACEUTICALS - 0.1%
Amneal Pharmaceuticals	41,475	3.500	+		11/1/2019	41,559

REAL ESTATE - 0.1%
Capital Automotive LP	31,564	5.000	+		4/30/2020	31,811

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2016
	Principal	Interest			Maturity
Security	Amount	Rate			Date	Value
RETAIL - 0.1%
Chelsea Petroleum Products LLC	$ 66,720	4.250	%,+		10/28/2022	$ 66,720
PetSmart	14,850	3.250	+		3/11/2022	14,898
						81,618
SEMICONDUCTORS - 0.0%
ON Semiconductor Corp.	34,000	4.500	+		3/31/2023	34,453

SOFTWARE - 0.2%
First Data Corp.	94,000	3.750	+		7/10/2022	94,424

TOTAL BANK LOANS - (Cost - $1,717,240)						1,720,647

PREFERRED STOCK - 1.4%
BANKS - 1.4%
GMAC Capital Trust I	17,600	6.602	+		2/15/2040	447,392
Zions Bancorporation	10,800	6.950	+		9/15/2028	329,940
TOTAL PREFERRED STOCK - (Cost - $710,000)						777,332
	Shares
SHORT-TERM INVESTMENT - 3.1%
MONEY MARKET FUND - 3.1%
Fidelity Institutional Money Market Funds - Government Portfolio +
(Cost - $1,699,476)	1,699,476	0.120	+			1,699,476

COLLATERAL FOR SECURITIES LOANED - 2.3%
Mount Vernon Prime Portfolio + (Cost - $1.238.448)	1,238,448	0.540	+			1,238,448

TOTAL INVESTMENTS - 101.1% (Cost - $53,758,611) (c)						$ 55,608,298
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1) %						(615,695)
NET ASSETS - 100.0%						$ 54,992,603

ABS - Asset Backed Security
MBS - Mortgage Back Security
CMO - Collateralized Mortgage Obligation
REIT - Real Estate Investment Trust
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates
^ All or a portion of these securities are on loan. Total loaned securities had a value of $1,209,821 at July 31, 2016.
+ Variable rate security. Interest rate is as of July 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2016.
(b) Payment - in - Kind.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,758,611 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
				Unrealized Appreciation:		2,062,477
				Unrealized Depreciation:		(212,790)
				Net Unrealized Appreciation:		1,849,687

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2016

Security		Shares		Value
COMMON STOCK - 92.4%
AIRLINES - 0.0%
American Airlines Group, Inc. *		101,283		$ 91,155

AUTO MANUFACTURERS - 0.9%
General Motors Co. #		72,000		2,270,880

BANKS - 0.8%
PrivateBancorp, Inc. #		42,101		1,860,864

BUILDING MATERIALS - 0.2%
West China Cement Ltd. *		6,289,593		591,798

CHEMICALS - 8.4%
Dow Chemical Co. # ^		128,608		6,902,391
Huntsman Corp. #		44,300		684,878
Syngenta AG - ADR		49,941		3,926,361
Valspar Corp. #		84,764		9,024,823
				20,538,453
COMMERCIAL SERVICES - 3.4%
Herc Holdings, Inc. * #		45,700		1,615,495
Hertz Global Holdings, Inc. * #		137,100		6,674,028
IHS Markit Ltd. *		11		382
SFX Entertainment, Inc. * #		536,171		9,651
				8,299,556
COMPUTERS - 9.3%
EMC Corp./MA #		556,079		15,725,914
Hewlett Packard Enterprise Co. # ^		335,100		7,043,802
				22,769,716
DISTRIBUTION / WHOLESALE - 3.3%
Ingram Micro, Inc. #		233,589		7,998,087

DIVERSIFIED FINANCIAL SERVICES - 0.6%
NorthStar Asset Management Group, Inc.		116,304		1,379,366

ELECTRONICS - 5.1%
Tyco International PLC #		271,441		12,369,566

FOOD - 2.7%
ConAgra Foods, Inc. #		143,000		6,686,680

HEALTHCARE-PRODUCTS - 3.0%
St Jude Medical, Inc. #		89,592		7,439,720

HEALTHCARE-SERVICES - 1.3%
Humana, Inc. #		18,154		3,132,473

HOLDING COMPANIES-DIVERSIFICATION - 0.9%
Hennessy Capital Acquisition Corp. II * #		104,074		1,004,314
Pacific Special Acquisition Corp. *		105,552		1,073,992
				2,078,306
HOUSEHOLD PRODUCTS / WARES - 3.8%
Jarden Corp. *		148,157		9,296,630

INSURANCE - 2.6%
American International Group, Inc. #		8,500		462,740
Metlife, Inc. #		139,500		5,962,230
				6,424,970

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

Security		Shares		Value
INTERNET - 4.6%
Yahoo!, Inc. * #		294,116		$ 11,232,290

INVESTMENT COMPANIES - 1.3%
American Capital Ltd. * #		197,873		3,258,968

LODGING - 10.6%
Hilton Worldwide Holdings, Inc. #		344,400		7,986,636
Interval Leisure Group, Inc.		5,657		101,713
MGM Resorts International * #		250,000		5,995,000
Starwood Hotels & Resorts Worldwide, Inc. #		150,467		11,745,454
				25,828,803
MEDIA - 7.0%
CBS Corp. # ^		118,239		6,174,441
Liberty SiriusXM Group * #		212,403		7,593,407
Media General, Inc. * # ^		159,598		2,807,329
Starz * #		18,161		549,007
				17,124,184
MINING - 2.3%
Alcoa, Inc. ^		520,100		5,523,462

OIL & GAS - 0.9%
Showa Shell Sekiyu KK		235,980		2,125,404
Western Refining, Inc.		1		23
				2,125,427
PHARMACEUTICALS - 2.1%
Allergan PLC * #		14,835		3,752,513
Mylan NV * ^		463		21,664
Quintiles Transnational Holdings, Inc. * #		17,131		1,330,051
Shire PLC		1		30
				5,104,258
PIPELINES - 1.0%
Columbia Pipeline Group, Inc.		84,102		2,144,601
Williams Cos, Inc. #		13,916		333,567
				2,478,168
REITS - 3.5%
Apollo Residential Mortgage, Inc. #		2,664		36,151
Blackstone Mortgage Trust, Inc. #		4,944		143,425
NorthStar Realty Finance Corp. #		41,922		561,755
Starwood Property Trust, Inc. #		247,078		5,386,300
Wheeler Real Estate Investment Trust, Inc. #		844,305		1,452,205
Winthrop Realty Trust #		102,617		937,919
				8,517,755
RETAIL - 0.6%
Cash America International, Inc. #		1,124		48163
Rite Aid Corp. * #		190,059		1,330,413
				1,378,576
SAVINGS & LOANS - 1.7%
First Niagara Financial Group, Inc. #		406,657		4,139,768

SEMICONDUCTORS - 9.4%
ARM Holdings PLC		127,828		8,482,666
Fairchild Semiconductor International, Inc. *		119,716		2,363,194
KLA-Tencor Corp.#		158,642		12,010,786
				22,856,646
SOFTWARE- 1.1%
Qlik Technologies, Inc. * #		84,999		2,566,970

TOTAL COMMON STOCK (Cost - $225,329,848)				225,363,495

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

Security		Shares		Value
RIGHTS - 0.0%
Leap Wireless International, Inc. *		4,071		$ 13,027
Pacific Special Acquisition Corp. *		105,552		20,588
Safeway Casa Ley CVR *		90,955		4,548
Safeway PDC, LLC CVR * #		90,955		31,834
TOTAL RIGHTS (Cost - $126,880)				69,997

WARRANTS - 0.0%
Pacific Special Acquisition Corp. *		105,552		8,972
TOTAL WARRANTS (Cost - $8,254)

CLOSED-END FUNDS - 2.9%
BlackRock Floating Rate Income Strategies Fund, Inc. #		103,341		1,399,237
Eaton Vance Floating-Rate Income Trust #		48,842		678,904
First Trust Senior Floating Rate Income Fund II #		18,685		250,192
Invesco Senior Income Trust #		643,533		2,812,239
Voya Prime Rate Trust #		250,611		1,320,720
Western Asset High Income Opportunity Fund, Inc. #		106,644		539,619
TOTAL CLOSED-END FUNDS (Cost - $6,971,052)				7,000,911
		Dividend
	Shares	Rate
PREFERRED STOCK - 0.7%
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Kinder Morgan GP, Inc. - 144A #	2,000	4.70%		1,825,000
TOTAL PREFERRED STOCK (Cost - $1,872,500)
	Principal	Interest	Maturity
BONDS & NOTES - 4.7%	Amount	Rate	Date
COSMETICS/PERSONAL CARE - 0.7%
Elizabeth Arden, Inc. #	$1,598,000	7.375%	3/15/2021	1,653,930

ELECTRIC - 2.3%
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. - 144A #	4,761,350	11.750	3/1/2022	5,731,475

ENGINEERING & CONSTRUCTION - 0.1%
Aeropuertos Dominicanos Siglo XXI SA - 144A	192,000	9.750	11/13/2019	204,240

MEDIA - 0.9%
LIN Television Corp. #	2,000,000	5.875	11/15/2022	2,085,000

RETAIL - 0.7%
Rite Aid Corp. #	1,694,000	6.750	6/15/2021	1,784,567

TOTAL BONDS & NOTES (Cost - $11,005,622)				11,459,212

			Contracts**	Value
PURCHASED CALL OPTIONS - 0.0%
SPY, Expiration August 2016, Exercise Price $217			94	21,338
SPY, Expiration September 2016, Exercise Price $ 219			81	18,549
TOTAL PURCHASED CALL OPTIONS (Cost - $32,503)				39,887
			Contracts**	Value
PURCHASED PUT OPTIONS - 0.4%
Alcoa, Inc., Expiration August 2016, Exercise Price $7			2,374	1,187
Alcoa, Inc., Expiration August 2016, Exercise Price $8			1,357	1,357
Alcoa, Inc., Expiration October 2016, Exercise Price $ 6			1,471	1,471
Allergan Public, Expiration August 2016, Exercise Price $200			55	1,100
Allergan Public, Expiration August 2016, Exercise Price $210			45	1,575
Allergan Public, Expiration August 2016, Exercise Price $215			78	3,588
American International Group, Inc., Expiration August 2016, Exercise Price $50			546	8,736
American International Group, Inc., Expiration September 2016, Exercise Price $48			64	1,408
American International Group, Inc., Expiration September 2016, Exercise Price $50			375	15,000
BAY GR, Expiration September 2016, Exercise Price $80			125	4,332

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

Security			Contracts**	Value
PURCHASED PUT OPTIONS - 0.4% (Continued)
BAY GR, Expiration September 2016, Exercise Price $82			115	$ 5,400
Blackstone Group LP., Expiration September 2016, Exercise Price $19			431	1,724
Blackstone Group LP., Expiration September 2016, Exercise Price $20			620	310
Blackstone Group LP., Expiration September 2016, Exercise Price $21			328	2,296
ConAgra Foods, Inc., Expiration September 2016, Exercise Price $44			1,287	51,480
CBS Corp., Expiration September 2016, Exercise Price $40			741	4,446
CBS Corp., Expiration September 2016, Exercise Price $45			441	9,261
Dow Chemical Company, Expiration September 2016, Exercise Price $45			1,507	19,591
EX1 FP, Expiration August 2016, Exercise Price $14			2,982	3,334
EX1 FP, Expiration August 2016, Exercise Price $15			980	2,191
General Motors Co., Expiration September 2016, Exercise Price $26			38	380
General Motors Co., Expiration September 2016, Exercise Price $27			2,240	33,600
Hilton Worldwide Holdings, Inc., Expiration October 2016, Exercise Price $19			3,444	68,880
Hewlett Packard Enterprise Company, Expiration August 2016, Exercise Price $16			3,351	16,755
Hertz Global Holdings, Inc., Expiration September 2016, Exercise Price $7			6,855	17,138
Humana, Inc., Expiration November 2016, Exercise Price $160			44	36,300
Huntsman Corp., Expiration August 2016, Exercise Price $11			890	2,225
MetLife, Inc., Expiration September 2016, Exercise Price $35			118	1,947
MetLife, Inc., Expiration September 2016, Exercise Price $37.5			1,277	40,864
MGM Resorts International, Expiration September 2016, Exercise Price $19			110	990
MGM Resorts International, Expiration September 2016, Exercise Price $20			2,390	35,850
SPY, Expiration August 2016, Exercise Price $212			373	24,991
SPY, Expiration September 2016, Exercise Price $215			71	20,235
Vmware, Inc., Expiration September 2016, Exercise Price $95			290	646,700
TOTAL PURCHASED PUT OPTIONS (Cost - $2,863,075)				1,086,642

SHORT-TERM INVESTMENT - 8.3%			Interest
MONEY MARKET FUND - 8.3%	Shares		Rate	Value
First American Government Obligations Fund	20,067,717		0.23%+	$ 20,067,717
TOTAL SHORT-TERM INVESTMENT (Cost - $20,067,717)

COLLATERAL FOR SECURITIES LOANED - 3.6%
Mount Vernon Prime Portfolio + (Cost - $8,726,642)	8,726,642		0.54%+	8,726,642

TOTAL INVESTMENTS - 113.0% (Cost - $277,004,093)(a)				$ 275,648,475
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0) %				(31,696,704)
NET ASSETS - 100.0%				$ 243,951,771

* Non-Income producing security.
** Each Purchased Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.
*** Issuer in default on interest payments, non-interest producing security.
ADR- American Depositary Receipt.
REITS - Real Estate Investment Trusts
+ Variable rate security. Interest rate is as of July 31, 2016.
++ Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+++ Less than one share
^ All or a portion of these securiites are on loan. Total loaned securities had a value of $8,492,318 at July 31, 2016.
# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at July 31, 2016. Total collateral had a value of $176,776,022 at July 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Security			Contracts ++	Value
WRITTEN CALL OPTIONS - (4.5) %
Alcoa, Inc., Expiration August 2016, Exercise Price $8			2,374	$ 617,240
Alcoa, Inc., Expiration August 2016, Exercise Price $9			1,356	223,740
Alcoa, Inc., Expiration October 2016, Exercise Price $8			1,471	379,518
Allergan Public, Expiratin August 2016, Exercise Price $215			55	211,750
Allergan Public, Expiratin August 2016, Exercise Price $230			45	114,750
Allergan Public, Expiratin September 2016, Exercise Price $235			78	159,120
American Internation Group, Expiration September 2016, Exercise Price $55			820	102,500
BAY GR, Expiration September 2016, Exercise Price $88			125	129,129
BAY GR, Expiration September 2016, Exercise Price $90			115	97,970
ConAgra Foods, Inc., Expiration September 2016, Exercise Price $47			1,430	178,750

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

Security			Contracts ++	Value
WRITTEN CALL OPTIONS (Continued) - (4.5) %
CBS Corp, Expiration September 2016, Exercise Price $50			741	$ 244,530
CBS Corp, Expiration September 2016, Exercise Price $52.5			441	74,529
Dow Chemical Company, Expiration September 2016, Exercise Price $50			1,507	664,587
EX1 FP, Expiration August 2016, Exercise Price $16			2,982	540,088
EX1 FP, Expiration August 2016, Exercise Price $17			980	81,078
General Motors Co., Expiration September 2016, Exercise Price $30			2,379	454,389
General Motors Co., Expiration September 2016, Exercise Price $32			53	3,551
General Motors Co., Expiration September 2016, Exercise Price $33			100	3,200
Hilton Worldwide Holdings, Inc., Expiration October 2016, Exercise Price $22			3,444	540,708
Hewlett Packard Enterprise Co., Expiration August 2016, Exercise Price $18			3,351	1,340,400
Hertz Global Holdings, Inc., Expiration September 2016, Exercise Price $9			6,855	2,364,975
Humana, Inc., Expiration September 2016, Exercise Price $120			32	167,680
Humana, Inc., Expiration September 2016, Exercise Price $125			106	505,620
Humana, Inc., Expiration November 2016, Exercise Price $190			44	31,460
Huntsman Corp., Expiration August 2016, Exercise Price $13			890	195,800
Johnson Controls, Inc., Expiration September 2016, Exercise Price $40			646	361,760
LinkedIn Corp., Expiration August 2016, Exercise Price $200			67	3,551
Marriott International, Inc., Expiration October 2016, Exercise Price $67.5			325	172,250
Marriott International, Inc., Expiration October 2016, Exercise Price $70			74	24,420
MetLife, Inc., Expiration September 2016, Exercise Price $40			118	37,052
MetLife, Inc., Expiration September 2016, Exercise Price $42.5			1,277	196,658
MGM Resorts International, Expiration September 2016, Exercise Price $21			110	35,475
MGM Resorts International, Expiration September 2016, Exercise Price $23			2,390	449,320
SPY, Expiration August 2016, Exercise Price $208			175	166,950
WRITTEN CALL OPTIONS - (Premiums Received - $8,396,749)				10,874,498

WRITTEN PUT OPTIONS - (0.1) %
Blackstone Group LP., Expiration September 2016, Exercise Price $22			418	4,598
Humana, Inc., Expiration November 2016, Exercise Price $130			44	4,510
SPY, Expiration August 2016, Exercise Price $203			302	5,134
SPY, Expiration September 2016, Exercise Price $206			71	8,236
TOTAL WRITTEN PUT OPTIONS - (Premiums Received - $121,103)				22,478

			Shares
SECURITIES SOLD SHORT * - (26.8) %
Abbott Laboratories			77,812	3,482,087
Alibaba Group Holding Ltd.			117,441	9,686,534
American Airlines Group, Inc.			5,300	188,150
Apollo Commercial Real Estate Finance, Inc.			54,113	879,336
Ares Capital Corp.			99,086	1,500,162
Canadian Imperial Bank of Commerce			15,396	1,169,326
Colony Capital, Inc.			139,512	2,480,523
Dow Chemical Co.			248	13,310
EI du Pont de Nemours & Co.			31,181	2,156,790
Energy Transfer Equity LP.			7,249	120,261
First Cash Financial Services, Inc.			943	48,385
Idemitsu Kosan Co Ltd.			117,885	2,317,610
IHS Markit Ltd. +++			-	4
IMS Health Holdings, Inc.			44,616	1,339,372
Interval Leisure Group, Inc.			5,657	101,713
Johnson Controls, Inc.			248,156	11,395,324
KeyCorp			276,525	3,235,343
Lam Research Corp.			79,321	7,120,646
Lexmark International, Inc.			3,338	122,404
Liberty Global Plc LiLAC			1	15
Lions Gate Entertainment Corp.			12,320	246,277
Marriott International, Inc.			80,617	5,780,239
Nexstar Broadcasting Group, Inc.			19,933	1,007,613
Pfizer, Inc.			8,201	302,535
Sirius XM Holdings, Inc.			1,999,882	8,779,482
Vmware, Inc.			24,453	1,784,580
Western Refining, Inc. +++			-	3
TOTAL SECURITIES SOLD SHORT - (Proceeds - $58,431,572)				65,258,024

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

				Unrealized
LONG EQUITY SWAP CONTRACTS - 0.5%				Appreciation/ (Depreciation)
Allergan PLC Equity Swap, Bank of America - January 22, 2018				$ (243,662)
to receive total return of Allergan PLC less USD- 3 Month LIBOR plus 0.72%
(NOTIONAL AMOUNT $1,810,500)

American International Group Equity Swap, JP Morgan - April 12, 2017				131,122
to receive total return of American International Group less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $7,257,831)

Apollo Residential Mortgage Equity Swap, JP Morgan - January 21, 2017				196,702
to receive total return of Apollo Residential Mortgage less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $1,526,179)

Arm Holdings PLC Equity Swap, JP Morgan - July 20, 2017				(7,756)
to receive total return of Arm Holdings PLC less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $1,241,110)

Asciano Group Equity Swap, JP Morgan - August 21, 2016				141,801
to receive total return of Asciano Group less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $2,147,578)

Bayer AG Equity Swap, JP Morgan - May 16, 2017				(86,380)
to receive total return of Bayer AG less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $2,668,156)

Dow Chemical Co. Equity Swap, JP Morgan - February 03, 2017				428,182
to receive total return of Dow Chemical Co less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $2,911,902)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - December 21, 2016				325,042
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $2,820,261)

Eaton Vance Floating Rate, Inc. Equity Swap, JP Morgan - January 04, 2017				23,214
to receive total return of Eaton Vance Floating Rate, Inc. less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $195,346)

Equity Commonwealth Equity Swap, JP Morgan - March 16, 2017				93,168
to receive total return of Equity Commonwealth less USD- 3 Month LIBOR plus 0.79%
(NOTIONAL AMOUNT $912,723)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - December 21, 2016				4,163
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $45,325)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - December 30, 2016				64,098
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $688,241)

First Trust Four Corners Senior Floating Rate Equity Swap, JP Morgan - January 04, 2017				29,575
to receive total return of First Trust Four Corners Senior Floating Rate less USD- 3 Month LIBOR plus 1.03%
(NOTIONAL AMOUNT $312,869)

General Motors Co. Equity Swap, JP Morgan - December 14, 2016				(716,367)
to receive total return of General Motors Co. less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $6,423,540)

Home Retail Group Equity Swap, JP Morgan - June 24, 2017				107,878
to receive total return of Home Retail Group less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $2,399,070)

Huntsman Corp. Equity Swap, JP Morgan - April 12, 2017				106,650
to receive total return of Huntsman Corp. less USD- 3 Month LIBOR plus 0.69%
(NOTIONAL AMOUNT $584,226)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

				Unrealized
LONG EQUITY SWAP CONTRACTS (Continued) - 0.7%				Appreciation/ (Depreciation)
Linkedin Corp. Equity Swap, Bank of American - June 29, 2017				$ 174,748
to receive total return of Linkedin Corp. less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $11,704,743)

Meda AB - February 15, 2017				265,254
to receive total return of Meda AB Fund less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $3,824,263)

Mylan NV - February 17, 2017				(68,701)
to pay total return of Mylan NV Fund less USD- 3 Month LIBOR plus 1.14%
(NOTIONAL AMOUNT $11,613)

Sabmiller PLC Equity Swap, Bank of America - December 09, 2016				(410,349)
to receive total return of Sabmiller PLC less USD- 3 Month LIBOR plus 0.75%
(NOTIONAL AMOUNT $13,263,273)

Sainsbury Equity Swap, JP Morgan - June 24, 2017				(33,422)
to pay total return of Sainsburg less USD- 3 Month LIBOR plus 0.00%
(NOTIONAL AMOUNT $393,818)

Syngenta AG - February 15, 2017				(44,423)
to receive total return of Syngenta AG less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $1,720,145)

Vivendi Equity Swap, JP Morgan - June 06, 2017				612,189
to receive total return of Vivendi less USD- 3 Month LIBOR plus 0.74%
(NOTIONAL AMOUNT $7,177,118)

Voya Prime Rate Equity Swap, JP Morgan - December 21, 2016				16,485
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $259,875)

Voya Prime Rate Equity Swap, JP Morgan - December 28, 2016				39,002
to receive total return of Voya Prime Rate less USD- 3 Month LIBOR plus 0.64%
(NOTIONAL AMOUNT $804,134)
TOTAL LONG EQUITY SWAP CONTRACTS				1,148,213

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $210,218,471, including options written and securities held short, and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation	$ 15,787,271
			Unrealized Depreciation	(26,512,267)
			Net Unrealized Depreciation	$ (10,724,996)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2016

Forward Currency Contracts

					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Buy:
Australian Dollar	8/23/2016	JP Morgan	1,635,105	1,220,484	$ 21,095
British Pound	4/20/2016	JP Morgan	1,500	2,141	(156)
British Pound	9/14/2016	JP Morgan	11,903	16,394	(629)
Hong Kong Dollar	10/4/2016	JP Morgan	1,997,970	257,797	(60)
					$ 20,250
To Sell:
Australian Dollar	8/23/2016	JP Morgan	4,660,333	3,379,519	(159,196)
British Pound	4/20/2016	JP Morgan	1,503	2,133	144
British Pound	8/16/2016	JP Morgan	436,800	495,964	(82,268)
British Pound	9/14/2016	JP Morgan	1,027,984	1,353,119	(8,435)
British Pound	10/4/2016	JP Morgan	9,513,327	13,514,580	909,401
British Pound	10/12/2016	JP Morgan	7,483,369	9,875,003	(41,825)
Euro	8/16/2016	JP Morgan	6,201,000	7,010,494	73,389
Euro	9/13/2016	JP Morgan	2,085,000	2,300,589	(34,774)
Euro	10/4/2016	JP Morgan	178,992	259,091	58,409
Hong Kong Dollar	10/4/2016	JP Morgan	6,677,298	861,542	175
Swedish Krona	8/10/2016	JP Morgan	28,995,366	3,477,990	87,850
					$ 802,870

Total Unrealized Gain on Forward Currency Contracts					$ 823,120

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BANK LOANS - 92.8%
CONSUMER DISCRETIONARY - 23.5%
Advantage Sales & Marketing Inc	$ 97,000	7.5000%	7/24/2022	$ 92,241
Allison Transmission, Inc.	582,334	3.5000	8/24/2019	584,002
ARISTOCRAT INTERNATIONAL	321,000	4.7500	10/20/2021	324,119
Boyd Gaming Corp.	467,297	4.0000	8/14/2020	470,646
CAESARS ENTERTAINMENT OPERATIONS	203,234	10.2500	2/28/2017	206,057
Caesars Entertainment Operating	137,310	12.7500	2/28/2017	145,706
Caesars Entertainment Resort P	671,651	7.0000	10/12/2020	661,035
Caesars Growth Properties Holding	251,640	6.2500	5/8/2021	242,290
CBAC Borrower LLC	99,500	8.2500	7/2/2020	98,148
CCO Safari III LLC	706,230	3.5000	1/24/2023	711,036
CCO Safari III LLC	137,655	3.2500	8/24/2021	138,746
CDS US Intermediate Holdings	174,680	5.0000	7/8/2022	173,491
Cengage Learning, Inc.	221,000	5.2500	6/8/2023	223,118
Charter Communications Operating	325,972	3.0000	6/30/2020	327,351
CityCenter Holdings LLC	301,249	4.2500	10/16/2020	303,630
Clear Channel Communications	480,000	7.5065	1/30/2019	379,824
CS Intermediate Holdco 2 LLC	409,644	4.0000	4/4/2021	412,704
CSC Holdings LLC	618,450	5.0000	10/8/2022	627,022
Delta 2 Lux Sarl	310,000	4.7500	7/30/2021	308,539
Eldorado Resorts, Inc.	128,700	4.2500	7/24/2022	130,319
Federal-Mogul Holdings Corp.	292,515	4.7500	4/16/2021	278,044
Gates Global LLC	316,600	4.2500	7/6/2021	312,457
Graton Economic Development	132,828	4.7500	8/31/2022	133,907
Hilton Worldwide Finance LLC	1,575,784	3.5000	10/26/2020	1,582,841
Hudson's Bay Co	250,000	4.7500	9/30/2022	253,581
Ineos Group Holdings Ltd	326,445	4.2500	12/14/2022	330,261
INFILTRATOR SYSTEMS INTE	78,210	5.2500	5/28/2022	79,204
Intelsat Jackson Holdings S.A.	200,000	3.7500	6/30/2019	191,972
KAR Auction Services, Inc.	309,671	3.9375	3/12/2021	313,469
KAR Auction Services, Inc.	74,813	4.2500	3/8/2023	76,179
Laureate Education, Inc.	475,185	5.0000	6/16/2018	470,665
Leslie's Poolmart, Inc.	265,573	4.2500	10/16/2019	266,343
Libbey Glass, Inc.	254,918	3.7500	4/8/2021	256,325
LTF Merger Sub, Inc.	220,559	4.2500	6/10/2022	221,791
Mattress Holding Corp.	280,930	6.2500	10/20/2021	280,187
MCC Georgia LLC	155,235	3.5065	6/30/2021	156,885
MCC Georgia LLC	298,968	3.2565	1/28/2021	299,461
MGM Growth Properties Operatin	376,058	4.0000	4/24/2023	380,153
Michaels Stores, Inc.	528,796	3.7500	1/28/2020	531,510
Mohegan Tribal Gaming Authority	325,060	5.5000	6/16/2018	327,376
MPG Holdco I, Inc.	286,130	3.7500	10/20/2021	287,402
Neiman Marcus Group LTD, Inc.	268,622	4.2500	10/24/2020	254,336
Numericable US LLC	324,188	5.0065	1/16/2024	329,757
Numericable US LLC	142,643	4.7565	2/10/2023	142,940
Party City Holdings, Inc.	433,141	4.2500	8/20/2022	434,955
Penn National Gaming, Inc.	454,623	3.2500	10/30/2020	459,494
Petsmart, Inc.	539,175	4.2500	3/12/2022	545,532

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 23.5%
Scientific Games International	$ 680,006	6.0000%	9/30/2021	$ 683,840
ServiceMaster Co LLC	894,956	4.2500	6/30/2021	905,131
Sinclair Television Group, Inc.	371,250	3.5065	7/30/2021	374,014
Six Flags Theme Parks, Inc.	343,273	3.2508	6/30/2022	346,099
SRAM Corp.oration	279,224	4.0176	4/10/2020	253,318
St George's University	192,000	6.2500	7/6/2022	193,161
Station Casinos LLC	505,000	3.7500	6/8/2023	509,681
TI Group Automotive Systems LLC	305,694	4.5000	6/30/2022	307,701
Transtar Holding Co	34,262	7.7500	10/8/2018	24,555
Tribune Co	368,022	3.7500	12/28/2020	370,783
Univision Communications, Inc.	261,964	4.0000	2/29/2020	263,886
Univision Communications, Inc.	1,327,651	4.0000	2/29/2020	1,337,933
US Farathane LLC	281,231	5.7500	12/24/2021	284,299
Ziggo BV	164,212	3.6874	1/16/2022	163,892
Ziggo BV	154,941	3.6519	1/16/2022	154,622
Ziggo BV	99,847	3.6548	1/16/2022	99,642
				22,029,608
CONSUMER STAPLES - 8.7%
Albertsons LLC	252,368	4.7500	12/20/2022	255,454
Albertsons LLC	463,190	4.5000	8/24/2021	466,437
ARAMARK Corp.	798,639	3.2500	2/24/2021	806,840
Coty, Inc.	102,719	3.7500	10/28/2022	103,843
Dell International LLC	1,050,000	4.0000	6/2/2023	1,058,499
Dole Food Co, Inc.	556,184	4.5015	10/31/2018	563,308
Galleria Co	205,952	3.7500	1/26/2023	206,929
Hostess Brands LLC	235,000	8.5000	8/4/2023	240,617
Hostess Brands LLC	318,593	4.5000	8/4/2022	321,520
Kronos, Inc.	80,442	9.7500	4/30/2020	82,454
Kronos, Inc.	820,590	4.5000	10/30/2019	833,924
Oak Tea, Inc..	59,901	4.2500	7/2/2022	60,785
Pinnacle Foods Finance LLC	22,885	3.4835	1/12/2023	23,035
Pinnacle Foods Finance LLC	800,220	3.2565	4/28/2020	802,223
Prestige Brands, Inc.	540,828	3.5000	9/4/2021	547,291
Revlon Consumer Products Corp.	140,000	4.2500	7/20/2023	140,022
Reynolds Group Holdings, Inc..	445,370	4.5000	11/30/2018	449,814
Rite Aid Corp.	430,000	4.8750	6/20/2021	433,937
Spectrum Brands, Inc.	253,292	3.5067	6/24/2022	256,055
Sun Products Corp.	264,317	5.5000	3/18/2020	266,674
US Foods, Inc.	219,000	4.0065	6/28/2023	221,268
				8,140,929
ENERGY - 1.4%
Chelsea Petroleum	199,179	5.2500	7/22/2022	199,411
Chief Exploration & Development	172,000	7.5000	5/16/2021	159,637
Drillships Financing Holding	141,003	6.0000	4/1/2021	52,523
Drillships Ocean Ventures, Inc.	109,760	5.5000	7/24/2021	63,953
Fieldwood Energy LLC	134,102	8.3750	9/30/2020	44,585
Fieldwood Energy LLC	81,748	8.3750	9/30/2020	49,170
Fieldwood Energy LLC	60,554	8.0000	9/1/2020	51,511
Jonah Energy LLC	243,000	7.5000	5/12/2021	218,345
MEG Energy Corp.	275,672	3.7500	4/1/2020	252,550
Paragon Offshore Finance Co	174,258	5.2500	7/16/2021	45,979
Seadrill Operating LP	490,828	4.0000	2/20/2021	221,622
				1,359,286

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
FINANCIALS - 5.0%
Alixpartners LLP	$ 514,115	4.5000%	7/28/2022	$ 518,678
Asurion LLC	187,920	5.0000	8/4/2022	189,212
Asurion LLC	82,794	5.0000	5/24/2019	83,789
Capital Automotive L.P.	83,566	4.0000	4/10/2019	84,204
Capital Automotive LP	197,005	6.0000	4/30/2020	198,876
Communications Sales & Leasing	224,433	5.0000	10/24/2022	225,122
Delos Finance	300,000	3.5000	3/6/2021	305,849
DTZ US Borrower LLC	593,999	4.2500	11/4/2021	599,483
iStar Financial, Inc.	20,816	5.5000	6/30/2020	21,004
Realogy Group LLC	456,680	3.7500	7/20/2022	462,626
Starwood Property Trust, Inc.	475,288	3.5000	4/16/2020	476,559
TransUnion LLC	890,066	3.5065	4/8/2021	892,889
VF Holdings Corp.	335,000	4.7500	6/30/2023	338,306
Walter Investments	373,471	4.7500	12/18/2020	312,185
				4,708,782
HEALTHCARE - 14.0%
21st Century Oncology, Inc.	207,900	7.1250	4/30/2022	196,800
Acadia Healthcare Co, Inc.	225,865	4.5000	2/16/2023	227,079
Akorn, Inc.	258,134	5.2500	4/16/2021	263,232
Alere, Inc.	171,605	4.5000	6/20/2022	170,543
American Renal Holdings Co, Inc.	133,645	4.7500	8/20/2019	133,244
Amneal Pharmaceuticals LLC	343,533	4.5007	10/31/2019	348,054
Amsurg Corp.	100,939	3.5000	7/16/2021	101,738
Ardent Legacy Acquisitions, Inc.	193,538	6.5000	8/4/2021	195,311
Capsugel Holdings US, Inc.	409,782	4.0000	8/1/2021	415,097
CHG Healthcare Services, Inc.	79,800	4.7500	6/8/2023	80,921
CHS/Community Health Systems	518,490	4.0000	1/28/2021	513,879
CHS/Community Health Systems	281,792	3.7500	1/1/2020	278,622
CHS/Community Health Systems	193,980	3.9358	1/1/2019	193,139
Concordia Healthcare Corp.	149,250	5.2500	10/20/2021	146,679
ConvaTec, Inc.	10,800	4.2500	6/16/2020	10,891
DaVita, Inc.	746,685	3.5065	6/24/2021	755,959
DJO Finance LLC	158,400	4.2500	6/8/2020	155,759
Emdeon, Inc.	491,250	3.7500	11/2/2018	495,676
Emdeon, Inc.	43,334	3.7500	11/2/2018	43,885
Emergency Medical Svcs Corp.	189,511	4.2500	5/24/2018	191,352
Endo Luxembourg Finance I Co	618,890	3.7500	9/26/2022	615,409
Envision Healthcare Corp.	161,190	4.5000	10/28/2022	162,016
FHC Health Systems, Inc.	246,875	5.0000	12/24/2021	243,686
Greatbatch Ltd	100,495	5.2500	10/28/2022	100,996
HCA, Inc.	203,415	4.0065	3/16/2023	206,491
IASIS Healthcare LLC	298,454	4.5000	5/4/2018	301,690
IMS Health,, Inc..	449,162	3.5000	3/16/2021	452,431
inVentiv Health,, Inc..	233,269	7.7500	5/16/2018	237,915
Kindred Healthcare,, Inc..	171,563	4.2500	4/8/2021	171,906
Lanai Holdings III,, Inc..	350,000	5.7500	8/28/2022	346,602
Mallinckrodt International Finance	224,503	3.5000	3/20/2021	225,350

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE (Continued) - 14.0%
Mallinckrodt International Finance	$ 154,445	3.2500%	3/20/2021	$ 154,806
MultiPlan,, Inc..	133,000	5.0000	6/8/2023	135,771
National Mentor Holdings,, Inc..	266,116	4.2500	2/1/2021	270,392
National Surgical Hospitals Inc.	116,820	4.5000	5/31/2022	116,557
NVA Holdings, Inc.	92,000	8.0000	8/14/2022	93,344
NVA Holdings, Inc.	124,688	5.5000	8/14/2021	125,304
Ortho-Clinical Diag Holding	335,024	4.7500	6/30/2021	326,786
Pharmaceutical Product Development	293,594	4.2500	8/18/2022	294,580
PRA Holdings, Inc.	367,438	4.5000	9/24/2020	372,048
Quintiles Transnational Corp.	121,770	3.2500	5/12/2022	123,023
Quorum Health Corp.	225,435	6.7500	4/28/2022	229,376
RPI Finance Trust	296,241	3.5000	11/8/2020	300,331
Select Medical Corp.	254,363	6.0011	3/4/2021	259,482
Sterigenics-Nordion Holdings LLC	119,100	4.2500	5/16/2022	118,844
Surgery Center Holdings, Inc.	163,590	5.2500	11/4/2020	166,610
Surgery Center Holdings, Inc.	46,295	5.2500	11/4/2020	46,798
Surgical Care Affiliates LLC	270,092	4.2500	3/16/2022	273,480
Team Health, Inc.	242,782	3.7500	11/24/2022	246,166
US Renal Care, Inc.	208,225	5.2500	12/30/2022	207,993
Valeant Pharmaceuticals International	398,893	5.0000	3/31/2022	399,139
Valeant Pharmaceuticals International	290,941	4.7500	8/4/2020	290,479
Valeant Pharmaceuticals International	642,029	4.5000	2/12/2019	640,557
				13,174,218
INDUSTRIALS - 14.0%
ADS Waste Holdings, Inc.	330,000	3.7565	10/8/2019	330,997
Air Canada	399,885	4.0000	9/26/2019	404,520
Allied Security Holdings LLC	38,479	8.0000	8/12/2021	38,826
Allied Security Holdings LLC	301,739	4.2500	2/12/2021	304,176
American Airlines, Inc.	89,000	3.5065	4/28/2023	88,915
American Airlines, Inc.	431,088	3.2500	6/28/2020	431,738
Brickman Group Holdings, Inc.	249,000	7.5000	12/16/2021	249,052
Brickman Group Holdings, Inc.	689,926	4.0000	12/18/2020	692,444
Brock Holdings III, Inc..	212,844	6.0000	3/16/2017	206,494
BUILDERS FIRSTOURCE	271,123	6.0000	7/29/2022	274,072
Filtration Group, Inc.	20,950	8.2500	11/22/2021	21,089
Filtration Group, Inc.	261,844	4.2500	11/20/2020	264,206
Gardner Denver, Inc.	264,321	4.2500	7/30/2020	253,690
Harland Clarke Holdings Corp.	95,283	7.0000	5/22/2018	94,536
Harland Clarke Holdings Corp.	64,688	6.9930	8/4/2019	63,073
Harland Clarke Holdings Corp.	282,044	7.0000	1/1/2020	277,241
HD Supply, Inc.	545,318	3.7500	8/12/2021	549,896
Headwaters, Inc.	421,596	4.0000	3/24/2022	427,550
Husky Injection Molding	551,054	4.2500	6/30/2021	557,024
McGraw-Hill Global Education	265,000	5.0000	5/4/2022	270,064
McJunkin Red Man Corp.	328,757	5.0000	11/8/2019	326,236
Navistar, Inc.	61,690	6.5000	8/8/2020	59,142
NN, Inc.	219,447	5.7500	10/20/2022	220,429
NORTEK, Inc.	604,897	3.5065	10/30/2020	607,794
Prime Security Services	248,000	4.7500	5/2/2022	250,951
Quikrete Co, Inc.	384,342	4.0000	9/28/2020	387,445
Rexnord LLC	620,900	4.0000	8/20/2020	626,117
Science Applications International	308,130	3.7500	5/4/2022	310,152
Sedgwick, Inc.	195,000	6.7500	2/28/2022	194,756
Sedgwick, Inc.	675,375	3.7500	2/28/2021	671,717

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INDUSTRIALS (Continued) - 14.0%
Silver II Borrower	$ 300,000	4.0000%	12/12/2019	$ 282,664
SiteOne Landscape Supply Holding	175,560	6.2500	4/28/2022	177,050
Spin Holdcorp	282,544	4.2500	11/14/2019	282,710
TransDigm, Inc.	815,831	3.7500	6/8/2023	816,085
TransDigm, Inc.	395,240	3.7500	5/14/2022	397,830
TransDigm, Inc.	81,340	3.7500	6/4/2021	81,841
United Airlines, Inc.	517,093	3.5000	9/16/2021	520,596
US Airways, Inc.	499,550	3.5000	5/24/2019	500,252
Waste Industries USA, Inc.	293,884	3.5065	2/28/2020	296,746
WEX, Inc.	300,000	4.2565	6/30/2023	303,464
				13,113,580
INFORMATION TECHNOLOGY - 8.9%
Abacus Innovations Corp.	212,000	3.4061	8/16/2023	213,819
Allflex Holdings III, Inc.	282,025	4.2500	7/16/2020	281,871
Alorica, Inc.	62,000	5.5065	6/30/2022	62,723
Applied Systems, Inc.	158,197	7.5000	1/24/2022	159,218
Avago Technologies Cayman Finance	659,130	4.2500	11/13/2022	666,639
Blue Coat Systems, Inc.	262,020	6.0000	5/20/2022	264,351
CCC Holdings,, Inc..	334,542	4.0000	12/20/2019	336,238
CDW LLC	1,059,403	3.2500	4/28/2020	1,064,076
Cypress Semiconductor Corp.	300,000	6.5000	7/4/2021	306,087
Deltek, Inc.	94,000	9.5000	6/26/2023	106,233
Deltek, Inc.	126,852	5.0000	6/24/2022	128,289
Ensemble S Merger Sub, Inc.	317,600	4.7500	9/30/2022	320,565
First Data Corp.	198,000	4.4710	7/8/2022	199,712
First Data Corporation	1,209,841	4.7210	3/24/2021	1,222,899
Infinity Acquisition, LLC	305,211	4.2500	8/6/2021	295,162
Infor US, Inc.	238,565	3.7500	6/4/2020	237,520
Infor US, Inc.	497,252	3.7500	6/4/2020	495,294
Mitchell International, Inc.	221,000	8.5000	10/12/2021	212,670
Mitchell International, Inc.	368,427	4.5000	10/12/2020	371,720
MKS Instuments, Inc. Term	285,167	4.2565	4/30/2023	289,200
NXP BV	126,902	3.7500	12/8/2020	129,136
ON Semiconductor Corp.	139,000	5.2500	4/1/2023	141,462
Presidio, Inc.	202,042	5.2500	2/2/2022	204,362
SS&C European Holdings	24,902	3.5065	7/8/2020	24,975
SS&C European Holdings	38,623	3.5065	7/8/2020	38,736
SS&C Technologies, Inc.	258,962	4.0007	7/8/2022	261,638
SS&C Technologies, Inc.	33,552	4.0005	7/8/2022	33,918
Western Digital Corp.	290,000	6.2565	4/28/2023	295,106
				8,363,619
MATERIALS- 8.8%
American Builders & Contractor	510,889	3.5000	4/16/2020	513,713
Anchor Glass Container Corp.	562,942	4.7500	6/30/2022	568,149
Ardagh Holdings USA, Inc.	259,831	4.0000	12/16/2019	262,088
Berlin Packaging LLC	290,325	4.5000	9/30/2021	292,357
Berry Plastics Corp.	397,971	3.7500	9/30/2022	403,187
Berry Plastics Corp.	417,784	3.5000	1/6/2021	421,591
Berry Plastics Group, Inc.	238,228	3.5000	2/8/2020	241,152
CPG International, Inc.	277,150	4.7500	9/30/2020	278,688
CPI Acquisition, Inc.	370,310	5.5000	8/16/2022	365,871
Fortescue Metals Group Ltd	533,911	4.2500	6/30/2019	524,823
Huntsman International LLC	111,720	4.2565	3/31/2023	112,790
Huntsman International LLC	484,640	3.7500	9/30/2021	485,599
Ineos Group Holdings Ltd	823,639	3.7500	12/16/2020	829,562

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MATERIALS (Continued) - 8.8%
Ineos US Finance LLC	$ 394,702	4.2500%	4/1/2022	$ 397,308
Kraton Polymers LLC	300,000	6.0000	1/6/2022	299,942
MacDermid, Inc.	265,000	5.5000	6/8/2020	267,533
Owens-Brockway Glass Container	286,870	3.5000	8/31/2022	288,643
PQ Corp.	93,000	5.7500	11/4/2022	93,965
Royal Holdings, Inc.	235,620	4.5000	6/20/2022	237,623
Solenis International LP	352,762	4.2500	8/1/2021	351,835
Summit Materials	389,070	4.0000	7/18/2022	391,827
Univar, Inc.	499,735	4.2500	6/30/2022	501,810
WR Grace & Co	111,773	2.7500	2/4/2021	111,866
				8,241,922
TELECOMMUNICATION SERVICES - 4.6%
Coral-US Co-Borrower LLC	135,450	5.5000	1/4/2023	137,497
Coral-US Co-Borrower LLC	165,550	5.5000	1/4/2023	168,052
Global Tel*Link Corp.	298,129	5.0000	5/24/2020	281,837
Level 3 Financing, Inc.	355,000	4.0000	1/16/2020	357,721
Level 3 Financing, Inc.	986,000	3.5000	6/1/2022	999,347
SBA Senior Finance II LLC	159,390	3.2500	6/10/2022	159,971
SBA Senior Finance II LLC	209,720	3.2500	3/24/2021	210,734
Securus Technologies Holdings	84,575	5.2500	4/30/2020	80,397
Securus Technologies Holdings	141,014	4.7500	4/30/2020	134,172
T-Mobile USA, Inc.	199,000	3.5000	11/8/2022	202,124
UPC Financing Partnership	367,564	3.7565	9/1/2024	365,726
UPC Financing Partnership	325,000	3.4242	6/30/2021	325,043
Virgin Media Investment Holdings	445,962	3.6519	6/30/2023	446,172
West Corporation	225,693	3.7500	6/16/2023	227,197
XO Communications LLC	259,038	4.2500	3/20/2021	260,538
				4,356,528
UTILITIES - 3.9%
APLP Holdings LP	429,026	6.0000	4/12/2023	433,459
Calpine Construction Finance	258,172	3.2500	2/1/2022	257,389
Calpine Construction Finance	469,498	3.0000	5/4/2020	467,365
Calpine Corp.	265,000	3.6461	6/1/2023	267,354
Dynergy, Inc.	596,000	5.0000	6/28/2023	599,974
NRG Energy, Inc.	1,067,582	3.5065	6/30/2023	1,068,560
Texas Comp Elec Hold LLC	635,000	5.1541	10/10/2017	214,478
Texas Competitive Electric Holdings	232,653	5.0000	11/1/2017	233,380
Texas Competitive Electric Holdings	53,571	5.0000	11/1/2017	53,739
				3,595,698

TOTAL BANK LOANS (Cost - $88,084,216)				87,084,170

BONDS & NOTES - 5.3%
AIRLINES - 0.4%
Air Canada - 144A	75,000	6.7500	10/1/2019	79,486
American Airlines Group, Inc. ^	45,000	4.6250	3/1/2020	45,355
Wheels Up	270,000	7.5000	12/31/2016	268,988
				393,829
BUILDING MATERIALS - 0.0%
Standard Pacific Corp. - 144A	5,000	5.1250	2/15/2021	5,337

CHEMICALS - 0.3%
Hexion US Finance Corp. ^	105,000	6.6250	4/15/2020	91,279
INEOS GROUP HOLDINGS SA - 144A	200,000	5.6250	8/1/2024	198,000
				289,279
COMPUTERS - 0.1%
Diamond 1 Finance Corp. - 144A	95,000	5.8750	6/15/2021	99,986

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
DIVERSIFIED FINANANCIAL SERVICES - 0.4%
Ally Financial, Inc.	$ 50,000	4.1250%	2/13/2022	$ 51,894
Intl Lease Finance Corp.	120,000	3.8750	4/15/2018	124,956
Springleaf Finance Corp.	170,000	5.2500	12/15/2019	168,141
				344,991
ELECTRIC - 0.1%
Talen Energy Supply LLC	100,000	4.6250	7/15/2019	95,443

ENTERTAINMENT - 0.1%
GLP Capital LP	50,000	4.8750	11/1/2020	53,734

FOOD - 0.1%
Dole Food Co., Inc.	70,000	7.2500	5/1/2019	71,955

HEALTHCARE-SERVICES - 0.5%
Centene Corp.	75,000	5.6250	2/15/2021	81,387
CHS/Community Health Systems I	16,000	5.1250	8/15/2018	16,649
Surgery Center Holdings, Inc. - 144A	130,000	8.8750	4/15/2021	142,621
Tenet Healthcare Corp.	80,000	3.7841	6/15/2020	80,296
Tenet Healthcare Corp.	25,000	5.0000	3/1/2019	24,705
Tenet Healthcare Corp.	75,000	6.0000	10/1/2020	81,175
				426,833
HOLDING COMPANIES - DIVERSIFICATION - 0.2%
Argos Merger Sub, Inc. - 144A	140,000	7.1250	10/1/2020	150,566

HOME BUILDERS - 0.2%
TRI Point Holdings, Inc.	70,000	4.3750	10/2/2020	72,483
TRI Pointe Group, Inc.	130,000	4.8750	10/3/2020	133,727
				206,210
LODGING - 0.0%
Boyd Gaming Corp.	40,000	6.8750	5/15/2023	43,573

MEDIA - 0.7%
Altice Financing SA - 144A	200,000	6.6250	2/15/2023	205,506
Cequel Communications Escrow - 144A	50,000	6.3750	9/15/2020	52,945
Clear Channel Communications	95,000	9.0000	12/15/2019	78,138
Numericable Group SA - 144A	200,000	6.0000	5/15/2022	201,750
RCN Telecom Services LLC - 144A	110,000	8.5000	8/15/2020	119,923
				658,262
MINING - 0.1%
Vedanta Resources PLC - 144A	100,000	9.5000	7/18/2018	102,209

OIL & GAS - 0.6%
Carrizo Oil & Gas, Inc.	140,000	6.2500	4/15/2023	135,552
FTS International, Inc.	50,000	6.2500	5/1/2022	19,773
FTS International, Inc. - 144A	120,000	8.1276	6/15/2020	99,226
Laredo Petroleum, Inc.	90,000	5.6250	1/15/2022	82,111
Newfield Exploration Co	90,000	5.7500	1/30/2022	92,588
Range Resources Corp.	90,000	5.0000	8/15/2022	85,087
Whiting Petroleum Corp.	50,000	5.7500	3/15/2021	43,203
				557,540
PACKAGING & CONTAINERS - 0.6%
Ardagh Packaging Finance PLC - 144A	200,000	6.2500	1/31/2019	211,750
Reynolds Group - 144A	230,000	3.5000	7/15/2021	232,060
Reynolds Group	85,000	5.1250	7/15/2023	88,068
Reynolds Group	50,000	5.7500	10/15/2020	52,589
				584,467

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
PHARMACEUTICALS - 0.1%
Capsugel SA - 144A	$ 19,000	7.0000%	5/15/2019	$ 19,515
Quintiles Transnational Corp. - 144A	40,000	4.8750	5/15/2023	41,511
VRX Escrow Corp. - 144A	70,000	5.3750	3/15/2020	64,192
				125,218
REITS - 0.2%
IStar Financial, Inc.	30,000	4.8750	7/1/2018	29,930
IStar Financial, Inc.	165,000	5.0000	7/1/2019	164,014
				193,944
SEMICONDUCTORS - 0.2%
NXP Bv - 144A	200,000	4.1250	6/1/2021	209,035

SOFTWARE - 0.1%
First Data Corp. - 144A	90,000	5.0000	1/15/2024	91,200
First Data Corp. - 144A	25,000	5.7500	1/15/2024	25,372
				116,572
TELECOMMUNICATIONS - 0.3%
Frontier Communications Corp.	105,000	6.2500	9/15/2021	105,098
INTELSAT JACKSON HLDG	10,000	6.6250	12/15/2022	6,983
West Corp. - 144A	105,000	4.7500	7/15/2021	107,171
				219,252

TOTAL BONDS & NOTES (Cost - $4,945,000)				4,948,235

	Shares
SHORT-TERM INVESTMENT - 5.0%
MONEY MARKET FUND - 5.0%
Fidelity Institutional Money Market Funds - Government Portfolio	4,653,077	0.0100 +		4,653,077
TOTAL SHORT-TERM INVESTMENT - (Cost - $4,653,077)

COLLATERAL FOR SECURITIES LOANED - 0.1%
Mount Vernon Prime Portfolio + (Cost - $182,450)	182,450	0.51%		182,450

TOTAL INVESTMENTS - 103.2% (Cost - $97,864,743)				$ 96,867,932
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.2) %				(2,966,217)
NET ASSETS - 100.0%				$ 93,901,715

REITS - Real Estate Investment Trusts.
^ All or a portion of these securities are on loan. Total loaned securies had a value of $177,409 at July 31, 2016.
+ Variable rate security. Interest rate is as of July 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $97,864,743 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
		Unrealized Appreciation		$ 585,038
	Unrealized Depreciation			(1,581,849)
	Net Unrealized Depreciation			$ (996,811)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2016

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 96.5%
AEROSPACE/DEFENSE - 0.4%
Triumph Group, Inc. ^	$ 365,000	4.8750%	4/1/2021	$ 351,769

AIRLINES - 1.5%
Air Canada - 144A	325,000	8.7500	4/1/2020	348,156
Air Canada - 144A ^	360,000	7.7500	4/15/2021	378,000
American Airlines Group, Inc. - 144A ^	535,000	4.6250	3/1/2020	528,981
UAL 2007-1 Pass Through Trust	181,154	6.6360	7/2/2022	194,061
				1,449,198
AUTO MANUFACTURERS - 0.6%
Fiat Chrysler Automobiles NV ^	565,000	5.2500	4/15/2023	572,769

AUTO PARTS & EQUIPMENT - 0.3%
TI Group Automotive Systems LLC - 144A	250,000	8.7500	7/15/2023	258,125

BEVERAGES - 0.8%
Cott Beverages, Inc. ^	445,000	5.3750	7/1/2022	457,794
Cott Beverages, Inc.	300,000	6.7500	1/1/2020	315,750
				773,544
BUILDING MATERIALS - 1.8%
Builders FirstSource, Inc. - 144A	424,000	7.6250	6/1/2021	449,652
Griffon Corp.	480,000	5.2500	3/1/2022	482,400
James Hardie International Finance Ltd - 144A	500,000	5.8750	2/15/2023	523,750
Masonite International Corp. - 144A	265,000	5.6250	3/15/2023	280,569
				1,736,371
CHEMICALS - 0.6%
Blue Cube Spinco, Inc. - 144A	350,000	9.7500	10/15/2023	401,625
Blue Cube Spinco, Inc. - 144A	180,000	10.0000	10/15/2025	206,550
				608,175
COMMERCIAL SERVICES - 5.0%
ADT Corp. ^	160,000	3.5000	7/15/2022	151,000
ADT Corp. - 144A	280,000	4.8750	7/15/2032	234,500
ADT Corp. ^	275,000	6.2500	10/15/2021	301,469
Ahern Rentals, Inc. - 144A	420,000	7.3750	5/15/2023	298,200
Avis Budget Car Rental LLC - 144A ^	495,000	5.1250	6/1/2022	487,575
Cardtronics, Inc.	570,000	5.1250	8/1/2022	576,412
Jaguar Holding Co II - 144A	505,000	6.3750	8/1/2023	536,966
Live Nation Entertainment, Inc. - 144A	325,000	7.0000	9/1/2020	338,068
Live Nation Entertainment, Inc. - 144A	555,000	5.3750	6/15/2022	579,975
Team Health, Inc. - 144A	525,000	7.2500	12/15/2023	573,562
United Rentals North America, Inc. ^	710,000	6.1250	6/15/2023	746,831
				4,824,558

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
COMPUTERS - 4.9%
Diamond 1 & 2 Finance Corp. - 144A ^	$ 140,000	6.0200%	6/15/2026	$ 150,260
Diamond 1 & 2 Finance Corp. - 144A ^	1,415,000	8.1000	7/15/2036	1,616,504
Diamond 1 & 2 Finance Corp. - 144A	85,000	5.8750	6/15/2021	88,901
Diamond 1 & 2 Finance Corp. - 144A	110,000	7.1250	6/15/2024	118,499
Seagate HDD Cayman	125,000	4.8750	6/1/2027	105,030
Seagate HDD Cayman	595,000	5.7500	12/1/2034	483,214
Western Digital Corp. - 144A	700,000	7.3750	4/1/2023	763,875
Western Digital Corp. - 144A ^	1,235,000	10.5000	4/1/2024	1,394,006
				4,720,289
DISTRIBUTION/WHOLESALE - 0.4%
HD Supply, Inc. - 144A ^	360,000	5.2500	12/15/2021	382,500

DIVERSIFIED FINANCIAL SERVICES - 5.2%
Ally Financial, Inc.	1,020,000	5.7500	11/20/2025	1,065,900
Ally Financial, Inc.	790,000	8.0000	11/1/2031	965,775
Ally Financial, Inc.	345,000	4.2500	4/15/2021	353,194
Credit Acceptance Corp.	250,000	6.1250	2/15/2021	248,125
CIT Group, Inc.	295,000	5.3750	5/15/2020	313,437
E*TRADE Financial Corp.	270,000	4.6250	9/15/2023	280,800
Fly Leasing Ltd. ^	420,000	6.7500	12/15/2020	429,975
Fly Leasing Ltd.	410,000	6.3750	10/15/2021	411,025
International Lease Finance Corp.	760,000	8.6250	1/15/2022	954,788
				5,023,019
ELECTRIC - 3.4%
Calpine Corp.	350,000	5.7500	1/15/2025	350,875
Calpine Corp.	515,000	5.3750	1/15/2023	516,287
Dynegy, Inc.	305,000	6.7500	11/1/2019	312,244
Dynegy, Inc.^	460,000	7.3750	11/1/2022	453,100
NRG Energy, Inc.	270,000	6.2500	7/15/2022	272,700
NRG Energy, Inc.	375,000	7.8750	5/15/2021	390,937
NRG Energy, Inc.	315,000	8.2500	9/1/2020	325,363
NRG Energy, Inc. ^	235,000	6.6250	3/15/2023	238,055
NRG Energy, Inc. - 144A	460,000	6.6250	1/15/2027	455,400
				3,314,961
ELECTRICAL COMPONENTS & EQUIPUIPMENT - 1.9%
Anixter, Inc.	425,000	5.1250	10/1/2021	450,500
Anixter, Inc.	255,000	5.5000	3/1/2023	268,706
Belden, Inc. - 144A	625,000	5.5000	9/1/2022	650,000
WESCO Distribution, Inc.	435,000	5.3750	12/15/2021	449,137
				1,818,343
ENTERTAINMENT - 2.9%
Eldorado Resorts, Inc. ^	390,000	7.0000	8/1/2023	411,450
Isle of Capri Casinos, Inc.	445,000	5.8750	3/15/2021	466,137
Penn National Gaming, Inc. ^	370,000	5.8750	11/1/2021	386,187
Pinnacle Entertainment, Inc. - 144A	160,000	5.6250	5/1/2024	163,699
Regal Entertainment Group	550,000	5.7500	6/15/2023	566,500
Scientific Games International, Inc. - 144A ^	480,000	7.0000	1/1/2022	501,600
Scientific Games International, Inc.	295,000	10.0000	12/1/2022	263,656
				2,759,229
FOOD - 1.0%
JBS USA LLC - 144A	265,000	7.2500	6/1/2021	274,938
JBS USA LLC - 144A	90,000	7.2500	6/1/2021	93,375
JBS USA LLC - 144A	565,000	5.8750	7/15/2024	565,000
				933,313

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE-PRODUCTS - 0.4%
Kinetic Concepts, Inc. / KCI USA, Inc. ^	$ 345,000	10.5000%	11/1/2018	$ 354,056

HEALTHCARE-SERVICES - 4.6%
Amsurg Corp.	365,000	5.6250	7/15/2022	384,619
Centene Corp. - 144A	395,000	6.1250	2/15/2024	428,575
Community Health Systems, Inc.	595,000	5.1250	8/1/2021	595,000
Envision Healthcare Corp. - 144A	475,000	5.1250	7/1/2022	485,688
HCA, Inc.	455,000	7.5000	2/15/2022	517,563
HCA, Inc.	370,000	5.3750	2/1/2025	385,958
HealthSouth Corp.	350,000	5.7500	11/1/2024	364,875
MEDNAX, Inc. - 144A	290,000	5.2500	12/1/2023	303,050
Select Medical Corp.	540,000	6.3750	6/1/2021	536,965
Tenet Healthcare Corp.	400,000	6.0000	10/1/2020	424,980
				4,427,273
HOLDING COMPANIES-DIVERSIFIED - 0.4%
Argos Merger Sub, Inc. - 144A	400,000	7.1250	3/15/2023	419,000

HOME BUILDERS - 1.1%
Taylor Morrison Communities, Inc. - 144A ^	385,000	5.2500	4/15/2021	393,663
William Lyon Homes, Inc. ^	655,000	8.5000	11/15/2020	692,663
				1,086,326
HOME FURNISHINGS - 0.7%
Tempur Sealy International, Inc. - 144A	250,000	5.5000	6/15/2026	253,595
Tempur Sealy International, Inc. ^	390,000	5.6250	10/15/2023	405,600
				659,195
HOUSEHOLD PRODUCTS - 0.4%
Spectrum Brands, Inc. ^	320,000	5.7500	7/15/2025	348,000

INDUSTRIALS - 0.2%
Herc Rentals, Inc.	60,000	7.7500	6/1/2024	60,450
Herc Rentals, Inc.	180,000	7.5000	6/1/2022	178,650
				239,100
INTERNET - 0.8%
Match Group, Inc. - 144A	485,000	6.7500	12/15/2022	512,281
Netflix, Inc.	235,000	5.3750	2/1/2021	252,155
				764,436
IRON/STEEL - 0.2%
United States Steel Corp. ^	220,000	7.3750	4/1/2020	221,100

LEISURE TIME - 0.4%
NCL Corp. Ltd. - 144A	400,000	4.6250	11/15/2020	406,000

LODGING - 2.7%
Boyd Gaming Corp.	340,000	9.0000	7/1/2020	358,212
FelCor Lodging LP	720,000	5.6250	3/1/2023	741,600
MGM Resorts International	390,000	6.7500	10/1/2020	432,900
MGM Resorts International	950,000	7.7500	3/15/2022	1,097,640
				2,630,352
MEDIA - 13.2%
Altice Financing SA - 144A	545,000	6.6250	2/15/2023	548,068
Cequel Communications Holdings I LLC - 144A	830,000	6.3750	9/15/2020	859,050
Clear Channel Worldwide Holdings, Inc. ^	740,000	6.5000	11/15/2022	769,600
Clear Channel Worldwide Holdings, Inc.	740,000	7.6250	3/15/2020	736,300
CSC Holdings LLC ^	180,000	6.7500	11/15/2021	191,700
CSC Holdings LLC	550,000	8.6250	2/15/2019	614,281
DISH DBS Corp.	510,000	7.8750	9/1/2019	564,825
DISH DBS Corp. - 144A	235,000	7.7500	7/1/2026	244,253

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MEDIA (CONTINUED) - 13.2%
DISH DBS Corp.	$ 280,000	6.7500%	6/1/2021	$ 298,200
Gray Television, Inc.	785,000	7.5000	10/1/2020	820,325
Gray Television, Inc. - 144A	240,000	5.8750	7/15/2026	247,320
LIN Television Corp.	390,000	6.3750	1/15/2021	409,013
Mediacom LLC.	660,000	7.2500	2/15/2022	695,475
Nexstar Broadcasting, Inc. - 144A	325,000	6.1250	2/15/2022	335,969
Nexstar Broadcasting, Inc. ^	1,140,000	6.8750	11/15/2020	1,197,000
Radio One, Inc. - 144A	650,000	7.3750	4/15/2022	651,625
SFR Group SA - 144A	210,000	6.0000	5/15/2022	205,538
SFR Group SA - 144A	750,000	6.2500	5/15/2024	722,344
Sinclair Television Group, Inc.	560,000	6.3750	11/1/2021	590,800
Sinclair Television Group, Inc. - 144A	265,000	5.6250	8/1/2024	274,606
TEGNA, Inc. - 144A	85,000	5.5000	9/15/2024	89,356
Time, Inc. - 144A	350,000	5.7500	4/15/2022	343,438
Townsquare Media, Inc. - 144A ^	400,000	6.5000	4/1/2023	401,500
Tribune Media Co. ^	380,000	5.8750	7/15/2022	389,500
Videotron Ltd	425,000	5.0000	7/15/2022	439,344
				12,639,430
MINING - 1.4%
FMG Resources August 2006 Pty Ltd. - 144A ^	310,000	9.7500	3/1/2022	348,750
Freeport-McMoRan, Inc.	295,000	5.4500	3/15/2043	227,888
Freeport-McMoRan, Inc.	790,000	3.1000	3/15/2020	736,430
				1,313,068
OFFICE/BUSINESS EQUIPMENT - 0.3%
CDW Finance Corp.	240,000	5.5000	12/1/2024	251,489

OIL & GAS - 5.7%
Antero Resources Corp. ^	580,000	5.3750	11/1/2021	558,250
Carrizo Oil & Gas, Inc.	525,000	7.5000	9/15/2020	526,313
Continental Resources, Inc.	240,000	7.1250	4/1/2021	245,700
Gulfport Energy Corp. ^	825,000	7.7500	11/1/2020	849,750
Noble Holding International Ltd.	330,000	3.9500	3/15/2022	244,914
Oasis Petroleum, Inc. ^	290,000	7.2500	2/1/2019	273,325
Oasis Petroleum, Inc. ^	360,000	6.8750	3/15/2022	315,900
Rice Energy, Inc.	375,000	6.2500	5/1/2022	367,500
Sunoco LP / Sunoco Finance Corp. - 144A	425,000	5.5000	8/1/2020	430,844
Sunoco LP / Sunoco Finance Corp. - 144A ^	95,000	6.2500	4/15/2021	97,138
Transocean, Inc. - 144A	255,000	9.0000	7/15/2023	239,700
Transocean, Inc.	415,000	8.1250	12/15/2021	348,600
Western Refining, Inc.	570,000	6.2500	4/1/2021	532,950
WPX Energy, Inc. ^	520,000	6.0000	1/15/2022	473,200
				5,504,084
OIL & GAS SERVICES - 0.5%
SESI LLC	300,000	6.3750	5/1/2019	291,000
Weatherfod International Ltd.	195,000	9.6250	3/1/2019	216,450
				507,450
PACKAGING & CONTAINERS - 0.8%
Reynolds Group Issuer, Inc.	750,000	5.7500	10/15/2020	776,250

PHARMACEUTICALS - 2.7%
Endo Ltd - 144A	585,000	5.7500	1/15/2022	529,425
Valeant Pharmaceuticals International - 144A	425,000	6.1250	4/15/2025	353,813
Valeant Pharmaceuticals International - 144A	800,000	6.3750	10/15/2020	726,000
Valeant Pharmaceuticals International, Inc. - 144A	445,000	5.3750	3/15/2020	399,109
Valeant Pharmaceuticals International, Inc. - 144A	655,000	6.7500	8/15/2021	591,138
				2,599,485

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
PIPELINES - 8.5%
Blue Racer Midstream LLC. - 144A	$ 400,000	6.1250%	11/15/2022	$ 378,000
DCP Midstream LLC - 144A	180,000	4.7500	9/30/2021	173,250
DCP Midstream LLC - 144A	240,000	5.3500	3/15/2020	242,400
DCP Midstream LLC - 144A	685,000	5.8500	5/21/2043	520,600
DCP Midstream Operating LP	260,000	3.8750	3/15/2023	246,350
MPLX LP - 144A	600,000	4.5000	7/15/2023	588,820
MPLX LP - 144A	240,000	5.5000	2/15/2023	247,518
NGPL PipeCo LLC - 144A	320,000	7.7680	12/15/2037	331,200
NGPL PipeCo LLC - 144A	375,000	7.1190	12/15/2017	394,688
Rockies Express Pipeline LLC - 144A	525,000	5.6250	4/15/2020	543,375
Rockies Express Pipeline LLC - 144A	985,000	6.8750	4/15/2040	975,150
Sabine Pass Liquefaction LLC	870,000	5.6250	2/1/2021	902,625
Sabine Pass Liquefaction LLC ^	860,000	6.2500	3/15/2022	904,075
Targa Resources Partners Finance Corp.	320,000	5.0000	1/15/2018	324,000
Targa Resources Partners Finance Corp.	430,000	6.8750	2/1/2021	442,900
Targa Resources Partners Finance Corp. ^	365,000	5.2500	5/1/2023	358,613
Williams Partners LP	255,000	4.8750	5/15/2023	253,611
Williams Partners LP	360,000	4.8750	3/15/2024	359,700
				8,186,875
REAL ESTATE - 0.9%
Realogy Group LLC - 144A	855,000	5.2500	12/1/2021	897,750

REITS - 2.5%
CyrusOne Finance Corp.	840,000	6.3750	11/15/2022	884,100
Equinix, Inc.	575,000	5.3750	1/1/2022	608,063
Equinix, Inc.	145,000	5.3750	4/1/2023	152,298
Equinix, Inc.	250,000	5.8750	1/15/2026	270,000
RHP Hotel Properties LP	480,000	5.0000	4/15/2021	493,200
				2,407,661
RETAIL - 0.7%
Dollar Tree, Inc. - 144A	420,000	5.7500	3/1/2023	455,700
GameStop Corp. - 144A ^	225,000	5.5000	10/1/2019	229,219
				684,919
SEMICONDUCTORS - 1.5%
Micron Technology, Inc. - 144A	90,000	7.5000	9/15/2023	98,635
Micron Technology, Inc. - 144A	300,000	5.6250	1/15/2026	267,750
Micron Technology, Inc. - 144A	615,000	5.2500	8/1/2023	553,500
Micron Technology, Inc.	135,000	5.8750	2/15/2022	130,950
Qorvo, Inc. - 144A	330,000	6.7500	12/1/2023	355,575
				1,406,410
SOFTWARE - 2.0%
First Data Corp. - 144A	220,000	5.0000	1/15/2024	222,475
First Data Corp. - 144A	930,000	7.0000	12/1/2023	960,225
Nuance Communications, Inc. - 144A	685,000	5.3750	8/15/2020	702,194
				1,884,894
TELECOMMUNICATIONS - 12.1%
CenturyLink, Inc.	80,000	7.5000	4/1/2024	85,600
CenturyLink, Inc.	220,000	6.4500	6/15/2021	235,950
CenturyLink, Inc.	370,000	5.6250	4/1/2020	392,663
Cincinnati Bell, Inc.	478,000	8.3750	10/15/2020	497,717
Cogent Communications Finance, Inc. - 144A	460,000	5.6250	4/15/2021	464,600
CommScope, Inc. - 144A	200,000	5.5000	6/15/2024	208,750
EarthLink Holdings Corp.	960,000	7.3750	6/1/2020	1,008,000
EarthLink Holdings Corp.	536,000	8.8750	5/15/2019	550,740
FairPoint Communications, Inc. - 144A	825,000	8.7500	8/15/2019	826,031

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
TELECOMMUNICATIONS (Continued) - 12.1%
Frontier Communications Corp.	$ 265,000	10.5000%	9/15/2022	$ 287,194
Frontier Communications Corp.	115,000	6.2500	9/15/2021	112,413
Frontier Communications Corp.	465,000	6.8750	1/15/2025	409,544
Frontier Communications Corp.	480,000	8.5000	4/15/2020	518,280
Frontier Communications Corp.	855,000	9.2500	7/1/2021	933,651
GCI, Inc.	335,000	6.8750	4/15/2025	349,238
Level 3 Financing, Inc.	330,000	5.1250	5/1/2023	341,137
Level 3 Financing, Inc.	520,000	5.3750	8/15/2022	547,949
Qwest Corp.	210,000	6.7500	12/1/2021	231,000
Sprint Communications, Inc. - 144A	615,000	7.0000	8/15/2020	587,202
Sprint Communications, Inc. - 144A	195,000	9.0000	11/15/2018	212,062
Sprint Communications, Inc.	200,000	7.0000	3/1/2020	213,250
Sprint Corp. ^	495,000	7.2500	9/15/2021	464,374
Sprint Corp.	705,000	7.8750	9/15/2023	647,282
West Corp. - 144A	280,000	4.7500	7/15/2021	282,800
West Corp. - 144A ^	410,000	5.3750	7/15/2022	383,863
Windstream Services LLC	555,000	7.7500	10/1/2021	530,025
Windstream Services LLC ^	350,000	7.7500	10/15/2020	350,656
				11,671,971
TRANSPORTATION - 1.1%
Navios Acquisition Finance US, Inc. - 144A	420,000	8.1250	11/15/2021	325,500
Watco Cos LLC - 144A	730,000	6.3750	4/1/2023	733,650
				1,059,150

TOTAL BONDS & NOTES (Cost - $90,454,491)				92,871,887
		Interest
Security	Shares	Rate
SHORT-TERM INVESTMENT - 2.8%
MONEY MARKET FUND - 2.8%
First American Government Obligations Fund, 0.23%	2,726,492	0.23% +		2,726,492
TOTAL SHORT-TERM INVESTMENT (Cost - $2,726,492)

COLLATERAL FOR SECURITIES LOANED - 19.1%
Mount Vernon Prime Portfolio + (Cost - $18,343,770)	18,343,770	0.51%		18,343,770

TOTAL INVESTMENTS - 118.4% (Cost - $111,524,753)				$ 113,942,149
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.4) %				(17,737,043)
NET ASSETS - 100.0%				$ 96,205,106

^ All or a portion of these securities are on loan. Total loaned securies had a value of $17,934,476 at July 31, 2016.
+ Variable rate security. Interest rate is as of July 31, 2016.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $111,548,903 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

		Unrealized Appreciation		$ 3,044,990
		Unrealized Depreciation		(651,744)
		Net Unrealized Appreciation		$ 2,393,246

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2016

Security		Principal Amount		Interest Rate %		Maturity Date	Value
CORPORATE BONDS & NOTES - 41.5%
AGRICULTURE - 1.9%
BAT International Finance PLC		300,000	EUR	0.8750		10/13/2023	$ 346,093
Imperial Brands Finance PLC - 144A		200,000	USD	2.9500		7/21/2020	207,387
							553,480
AUTO MANUFACTURERS - 1.4%
BMW Finance NV		150,000	EUR	3.6250		1/29/2018	176,962
BMW Finance NV		200,000	EUR	0.7500		4/15/2024	232,976
							409,938
BANKS - 15.0%
ABN AMRO Bank NV		200,000	EUR	6.3750		4/27/2021	274,346
Banco de Sabadell SA		200,000	EUR	0.6250		11/3/2020	230,507
BNP Paribas SA		200,000	EUR	2.8750		9/26/2023	264,099
BPCE SA		200,000	EUR	4.6250		7/18/2023	266,736
CaixaBank SA		300,000	EUR	0.6250		11/12/2020	346,263
Credit Agricole SA/London		100,000	EUR	3.8750		2/13/2019	122,988
HSBC Holdings PLC		200,000	EUR	6.0000		6/10/2019	258,256
Intesa Sanpaolo SpA		200,000	EUR	4.3750		10/15/2019	250,652
KBC Group NV		200,000	EUR	2.3750	+	11/25/2024	231,271
Lloyds Bank PLC		150,000	EUR	6.5000		3/24/2020	197,554
National Australia Bank Ltd.		100,000	GBP	5.1250		12/9/2021	158,583
Santander UK PLC		100,000	EUR	2.0000		1/14/2019	116,190
Societe Generale SA		350,000	USD	2.7500		10/12/2017	355,414
Societe Generale SA		200,000	EUR	4.0000		6/7/2023	256,220
Sumitomo Mitsui Banking Corp		350,000	USD	1.5000		1/18/2018	350,271
UBS AG/London		200,000	GBP	6.6250		4/11/2018	291,668
Westpac Banking Corp		250,000	EUR	2.1250		7/9/2019	299,139
							4,270,157
BEVERAGES - 0.8%
Anheuser-Busch InBev SA/NV		200,000	USD	0.8750		3/17/2022	231,280

CHEMICALS - 1.5%
Linde Finance BV		350,000	EUR	3.1250		12/12/2018	421,595

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Arkle Master Issuer PLC		150,000	GBP	3.9860		8/17/2017	204,806

ELECTRIC - 4.3%
Enel Finance International NV		200,000	EUR	1.9660		1/27/2025	253,414
Engie SA		150,000	GBP	7.0000		10/30/2028	312,860
Iberdrola Finanzas SAU		200,000	EUR	4.1250		3/23/2020	257,786
National Grid Electricity Transmission PLC		250,000	GBP	4.0000		6/8/2027	408,959
							1,233,019
ELECTRONICS - 0.4%
Trionista Holdco GmbH		100,000	EUR	5.0000		4/30/2020	115,213

ENGINEERING & CONSTRUCTION - 1.5%
ABB Finance BV		350,000	EUR	2.6250		3/26/2019	419,183

ENTERTAINMENT - 0.5%
CPUK Finance Ltd.		100,000	GBP	7.0000		8/28/2020	141,117

INSURANCE - 2.1%
Assicurazioni Generali SpA		100,000	EUR	7.7500	+	12/12/2042	132,997
AXA SA		150,000	EUR	5.2500	+	4/16/2040	188,139
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd.		200,000	EUR	3.3750		6/27/2022	262,839
							583,975
MEDIA - 0.8%
Altice Financing SA		100,000	EUR	6.5000		1/15/2022	119,373
SFR Group SA - 144A		100,000	EUR	5.3750		5/15/2022	115,599
							234,972
MINING - 0.8%
Anglo American Capital PLC		100,000	EUR	2.7500		6/7/2019	114,078
Glencore Finance Canada Ltd		100,000	USD	2.7000		10/25/2017	100,480
							214,558
OIL & GAS - 1.5%
BG Energy Capital PLC		100,000	EUR	3.0000		11/16/2018	119,515
BG Energy Capital PLC		250,000	EUR	1.2500		11/21/2022	298,681
							418,196
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2016

Security		Principal Amount		Interest Rate %		Maturity Date	Value
PACKAGING & CONTAINERS - 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A		100,000	EUR	4.1250		5/15/2023	$ 116,228

REAL ESTATE - 0.4%
Deutsche Raststaetten Gruppe IV GmbH		100,000	EUR	6.7500		12/30/2020	118,704

REGIONAL(STATE/PROVNC) - 2.3%
Province of British Columbia Canada		100,000	CAD	4.7000		6/18/2037	103,896
Province of British Columbia Canada		100,000	CAD	4.9500		6/18/2040	109,664
Province of Ontario Canada		550,000	CAD	2.4000		6/2/2026	442,636
							656,196
SAVINGS & LOANS -1.6%
Nationwide Building Society		250,000	EUR	1.6250		4/3/2019	289,137
Nationwide Building Society		100,000	GBP	5.6250		9/9/2019	151,259
							440,396
TELECOMMUNICATIONS - 3.6%
America Movil SAB de CV		200,000	EUR	3.0000		7/12/2021	250,898
Deutsche Telekom International Finance BV		200,000	EUR	0.6250		4/3/2023	232,015
Play Finance 2 SA		100,000	EUR	5.2500		2/1/2019	115,241
Telecom Italia SpA/Milano		50,000	GBP	6.3750		6/24/2019	74,512
Telefonica Emisiones SAU		200,000	EUR	1.4770		9/14/2021	238,592
Wind Acquisition Finance SA		100,000	EUR	4.0000		7/15/2020	112,664
							1,023,922

TOTAL CORPORATE BONDS & NOTES (Cost - $12,180,543)							11,806,935

FOREIGN GOVERNMENT BONDS - 54.7%
Austria Government Bond - 144A		250,000	EUR	1.2000		10/20/2025	312,918
Belgium Government Bond		150,000	EUR	4.2500		9/28/2022	216,491
Belgium Government Bond - 144A		100,000	EUR	5.0000		3/28/2035	201,458
Canadian Government Bond		145,000	CAD	4.0000		6/1/2041	164,206
Denmark Government Bond		1,850,000	DKK	3.0000		11/15/2021	327,815
France Government Bond OAT		120,000	EUR	4.7500		4/25/2035	235,081
France Government Bond OAT		150,000	EUR	4.5000		4/25/2041	311,339
Hungary Government International Bond		100,000	USD	5.3750		3/25/2024	113,217
Indonesia Government International Bond - 144A		150,000	EUR	2.8750		7/8/2021	177,647
Ireland Government Bond		100,000	EUR	5.4000		3/13/2025	159,872
Italy Buoni Poliennali Del Tesoro		50,000	EUR	4.5000		2/1/2020	64,576
Italy Buoni Poliennali Del Tesoro		100,000	EUR	5.5000		11/1/2022	145,664
Italy Buoni Poliennali Del Tesoro		340,000	EUR	4.5000		3/1/2024	482,374
Italy Buoni Poliennali Del Tesoro		240,000	EUR	3.7500		9/1/2024	327,095
Italy Buoni Poliennali Del Tesoro		200,000	EUR	5.0000		9/1/2040	350,531
Japan Government Ten Year Bond		112,000,000	JPY	1.4000		9/20/2019	1,150,230
Japan Government Ten Year Bond		63,050,000	JPY	0.1000		6/20/2026	632,608
Japan Government Thirty Year Bond		100,450,000	JPY	2.5000		6/20/2036	1,419,317
Japan Government Thirty Year Bond		59,300,000	JPY	2.0000		9/20/2041	824,110
Japan Government Twenty Year Bond		99,750,000	JPY	1.9000		9/20/2023	1,127,175
Japan Government Twenty Year Bond		133,800,000	JPY	2.1000		12/20/2027	1,636,683
Korea Treasury Bond		674,150,000	KRW	3.0000		9/10/2024	677,009
Malaysia Government Bond		1,400,000	MYR	3.8000		8/17/2023	352,595
Mexican Bonos		5,850,000	MXN	10.0000		12/5/2024	398,053
Mexican Bonos		10,000,000	MXN	5.7500		3/5/2026	527,207
Poland Government Bond		300,000	PLN	5.7500		9/23/2022	91,664
Romanian Government International Bond		100,000	EUR	2.8750		10/28/2024	119,237
Spain Government Bond - 144A		80,000	EUR	5.4000		1/31/2023	117,887
Spain Government Bond - 144A		200,000	EUR	4.4000		10/31/2023	284,148
Spain Government Bond - 144A		250,000	EUR	3.8000		4/30/2024	343,799
Spain Government Bond - 144A		120,000	EUR	4.2000		1/31/2037	191,188
Sweden Government Bond		3,600,000	SEK	4.2500		3/12/2019	476,697
Switzerland Government Bond		400,000	CHF	4.0000		2/11/2023	547,171
United Kingdom Gilt		100,000	GBP	4.2500		6/7/2032	190,852
United Kingdom Gilt		235,000	GBP	4.5000		12/7/2042	512,834
United Kingdom Gilt		150,000	GBP	4.2500		12/7/2055	370,164
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $14,446,979)							15,580,912

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2016

Security		Principal Amount		Interest Rate %		Maturity Date	Value

MORTGAGE BACKED SECURITIES - 1.1%
German Residential Funding 2013-2 Ltd.		89,925	EUR	0.8920	+	8/27/2024	$ 102,117
Sunrise Srl 2015-3 A1		100,000	EUR	0.5290	+	5/27/2035	112,482
Taurus 2013 GMF1 PLC		95,515	EUR	0.7920	+	5/21/2024	107,958
TOTAL MORTGAGE BACKED SECURITIES (Cost - $321,730)							322,557

WHOLE LOAN COLLATERAL - 0.9%
Bankinter 10 FTA		123,029	EUR	2.2630	+	6/21/2043	135,325
Fondo de Titulizacion de Activos Santander Hipotecario 2		56,467	EUR	3.2060	+	1/18/2049	61,845
Silverstone Master Issuer PLC - 144A		50,000	GBP	0.8960	+	1/21/2070	66,120
TOTAL WHOLE LOAN COLLATERAL (Cost - $266,217)							263,290
		Shares
SHORT-TERM INVESTMENTS - 5.6%
MONEY MARKET FUND - 5.6%
Fidelity Institutional Money Market
Funds - Government Portfolio (Cost - $1,595,016)		1,595,016		0.2500	+		$ 1,595,016

TOTAL INVESTMENTS - 103.8% (Cost - $28,810,485) (a)							$ 29,568,710
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.8) %							(1,102,078)
NET ASSETS - 100.0%							$ 28,466,632

CAD - Canadian Dollar	EUR - EURO	KRW - South Korean Won				PLN - Polish Zloty
CHF - Swiss Franc	GBP - United Kingdom Pound	MYR - Malaysian Ringgit				SEK - Swedish Krona
DKK - Danish Krone	JPY - Japanese Yen	MXN - Mexican Peso				USD - US Dollar
+ Variable rate security. Interest rate is as of July 31, 2016.
144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $28,810,485 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

						Unrealized Appreciation:	$ 1,511,561
						Unrealized Depreciation:	(753,336)
						Net Unrealized Appreciation:	$ 758,225

Futures Contracts		Contracts					Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED*
EURO-SCHATZ Future maturing September, 2016
(Underlying Face Amount at Value $1,501,994)		15					$ 621
AUST 10Y BOND Future maturing September, 2016
(Underlying Face Amount at Value $713,221)		4					7,587
EURO BUXL 30Y BND Future maturing September, 2016
(Underlying Face Amount at Value $464,840)		3					63,771
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED							71,979

FUTURES CONTRACTS SOLD *
LONG GILT Future maturing September, 2016
(Underlying Face Amount at Value $96,079)		(1)					(2,550)
EURO-BOBL Future maturing September, 2016
(Underlying Face Amount at Value $236,648)		(2)					(2,422)
EURO-BUND Future maturing September, 2016
(Underlying Face Amount at Value $447,572)		(3)					(2,622)
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD							(7,594)

NET UNREALIZED GAIN FROM FUTURES CONTRACTS							$ 64,385

* Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2016

As of January 31, 2016 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	8/18/2016	Barclay	881,498	$ 669,556	$ 14,856
Australian Dollar	8/18/2016	Citi	52,626	39,973	881
British Pound	8/18/2016	Barclay	283,738	376,828	(2,481)
British Pound	8/18/2016	Citi	296,289	393,497	(10,936)
Canadian Dollar	8/18/2016	Barclay	520,114	398,894	(8,453)
Canadian Dollar	8/18/2016	Citi	853,654	654,699	(16,268)
Czech Koruna	9/8/2016	Barclay	1,780,000	73,674	(130)
Euro	8/18/2016	Barclay	2,849,051	3,188,220	4,328
Euro	8/18/2016	Citi	888,718	994,516	3,684
Euro	9/8/2016	Barclay	52,076	58,329	209
Euro	9/8/2016	Citi	388,812	435,494	(5,138)
Hungary Forint	9/8/2016	Citi	121,482,720	436,840	10,021
Indonesian Rupiah	9/8/2016	Citi	4,080,000,000	309,639	15,662
Israeli Shekel	9/8/2016	Citi	270,000	70,887	594
Japanese Yen	8/18/2016	Barclay	391,040,243	3,817,958	149,516
Japanese Yen	8/18/2016	Citi	60,852,641	594,140	11,831
Mexican Peso	9/8/2016	Barclay	8,410,181	446,983	(1,873)
New Zealand Dollar	8/18/2016	Barclay	140,863	101,502	3,385
Norwegian Krone	8/18/2016	Citi	651,521	77,355	(2,969)
Polish Zloty	9/8/2016	Barclay	160,000	41,036	431
Russian Ruble	9/8/2016	Barclay	44,725,000	668,672	18,074
Singapore Dollar	9/8/2016	Barclay	160,000	119,091	3,194
South African Rand	9/8/2016	Barclay	70,000	5,009	632
South African Rand	9/8/2016	Citi	1,490,000	106,628	13,451
South Korean Won	9/8/2016	Barclay	196,808,000	175,656	6,366
Taiwan Dollar	9/8/2016	Barclay	4,700,000	147,335	844
Taiwan Dollar	9/8/2016	Citi	10,060,000	315,359	(338)
Turkish Lira New	9/8/2016	Citi	300,000	99,394	59

					$ 209,432

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2016

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
Australian Dollar	8/18/2016	Barclay	93,770	$ 71,225	$ (1,180)
British Pound	8/18/2016	Barclay	242,147	321,592	(274)
British Pound	8/18/2016	Citi	508,095	674,792	54,780
Canadian Dollar	8/18/2016	Barclay	360,039	276,127	3,921
Canadian Dollar	8/18/2016	Citi	475,000	364,295	8,816
Czech Koruna	9/8/2016	Barclay	658,139	27,240	(177)
Danish Krone	8/18/2016	Barclay	1,058,070	159,188	3,329
Danish Krone	8/18/2016	Citi	200,081	30,103	(102)
Euro	8/18/2016	Barclay	2,495,144	2,792,181	12,764
Euro	8/18/2016	Citi	999,452	1,118,433	10,937
Euro	9/8/2016	Barclay	102,098	114,356	53
Euro	9/8/2016	Citi	385,445	431,723	(4,904)
Hungary Forint	9/8/2016	Citi	121,482,720	436,840	3,792
Indonesian Rupiah	9/8/2016	Barclay	393,100,000	29,833	(387)
Japanese Yen	8/18/2016	Barclay	170,419,529	1,663,907	(6,876)
Japanese Yen	8/18/2016	Citi	35,571,862	347,309	(2,075)
Malaysian Ringgit	9/8/2016	Barclay	100,000	24,508	601
Malaysian Ringgit	9/8/2016	Citi	730,000	178,907	(3,249)
Mexican Peso	9/8/2016	Barclay	11,965,991	635,966	3,161
Mexican Peso	9/8/2016	Citi	3,425,834	182,075	1,610
New Zealand Dollar	8/18/2016	Barclay	33,366	24,043	(184)
Norwegian Krone	8/18/2016	Citi	166,776	19,801	199
Polish Zloty	9/8/2016	Barclay	123,232	31,606	(549)
Russian Ruble	9/8/2016	Citi	41,720,000	623,745	10,320
Singapore Dollar	9/8/2016	Citi	40,000	29,773	(67)
South Korean Won	9/8/2016	Barclay	93,000,000	83,005	(1,984)
South Korean Won	9/8/2016	Citi	159,375,000	142,246	(8,719)
Swedish Krona	8/18/2016	Barclay	2,162,578	253,647	11,630
Swiss Franc	8/18/2016	Citi	208,208	215,665	478
Taiwan Dollar	9/8/2016	Barclay	41,366,000	1,296,734	(29,525)

					$ 66,139

Total Unrealized Gain on Forward Currency Contracts					$ 275,571

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2016

Security			Shares	Value
EXCHANGE TRADED FUNDS - 58.5%
DEBT FUNDS - 15.4%
iShares TIPS Bond ETF			15,846	$ 1,852,397
SPDR Barclays High Yield Bond ETF			101,676	3,666,437
				5,518,834
EQUITY FUNDS - 43.1%
iShares Currency Hedged MSCI Germany ETF ^			149,014	3,494,378
iShares Currency Hedged MSCI Japan ETF			129,527	3,096,991
SPDR S&P 500 ETF Trust			41,065	8,917,265
				15,508,634

TOTAL EXCHANGE TRADED FUNDS (Cost - $19,717,147)				21,027,468

OPTIONS * - 6.1%
CALL OPTION ON FUTURES PURCHASED - 5.9%			Contacts +
Swiss Market IX, Expiration September 16, 2016
Exercise Price CHF 7,680			30	15,217
US 10 Year Future, Expiration August 26, 2016
Exercise Price $117			132	2,118,188
				2,133,405
PUT OPTIONS ON FUTURES PURCHASED - 0.2%
Euro-Bund Option, Expiration September 16, 2016
Exercise Price $177			49	503,559
Euro Stoxx, Expiration September 16, 2016
Exercise Price $2,700			155	32,586
Nikkei 225 Option, Expiration September 16, 2016
Exercise Price JPY 15,000			76	68,595
S&P 500 E-Mini Option, Expiration September 17, 2016
Exercise Price $1,950			52	10,530
				615,270

TOTAL OPTIONS (Cost - $2,585,532)				2,748,675
	Principal	Discount
	Amount ($)	Rate	Maturity
SHORT-TERM INVESTMENTS - 35.6%
U.S. GOVERNMENT SECURITIES - 27.2%
US Treasury Bill ++	8,175,000	0.2750%	8/25/2016	8,173,061
US Treasury Bill	1,615,000	0.2600%	9/15/2016	1,614,520
				9,787,581
MONEY MARKET - 8.4%	Shares	Interest Rate
STIT- Liquid Assets - Institutional Class	3,014,370	0.3100%	^^	3,014,370

TOTAL SHORT-TERM INVESTMENTS - (Cost - $12,796,731)				12,801,951

COLLATERAL FOR SECURITIES LOANED - 9.8%
Mount Vernon Prime Portfolio + (Cost - $3,528,000)		0.5400%	+	3,528,000

TOTAL INVESTMENTS - 110.0% (Cost - $38,627,410) (a)				$ 40,106,094
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0) %				(4,150,239)
NET ASSETS - 100.0%				$ 35,955,855

				Unrealized
				Appreciation
Open Futures Contracts			Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - (2.1) %
10 YR AUD Government Bond, September 2016
(Underlying Face Amount at Value $3,862,385)			37	$ 123,681
10 YR Mini JBG Future, September 2016
(Underlying Face Amount at Value $8,199,151)			55	348,169
10-Year US Treasury Note Future, September 2016
(Underlying Face Amount at Value $7,982,813)			60	92,367
CAC 40 10 Euro Future, August 2016
(Underlying Face Amount at Value $1,489,342)			30	42,936
Euro Stoxx 50 Future, September 2016
(Underlying Face Amount at Value $600,433)			18	49,535

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2016
				Unrealized
				Appreciation
Open Futures Contracts			Contracts	(Depreciation)
LONG FUTURES CONTRACTS ** - 2.1% (Continued)
FTSE 100 Index, September 2016
(Underlying Face Amount at Value $1,241,016)			14	$ 27,318
Hang Seng Index Future, August 2016
(Underlying Face Amount at Value $420,891)			3	(4,334)
IBEX - 35 Index Future, August 2016
(Underlying Face Amount at Value $95,845)			1	(289)
Nikkei 225 Index Future, September 2016
(Underlying Face Amount at Value $1,132,458)			14	72,890
SPI 200 Future, September 2016
(Underlying Face Amount at Value $104,868)			1	11,681
TOPIX Index Future, September 2016
(Underlying Face Amount at Value $129,629)			1	4,348
TOTAL FUTURES CONTRACTS PURCHASED				768,302

SHORT FUTURES CONTRACTS ** - (0.8) %
CAN 10 YR Bond Future, September 2016
(Underlying Face Amount at Value $910,885)			(8)	(18,925)
DAX Index Future, September 2016
(Underlying Face Amount at Value $577,353)			(2)	(39,634)
Euro-Bund Future, September 2016
(Underlying Face Amount at Value $5,817,262)			(31)	(47,812)
FTSE/MIB Index Future, September 2016
(Underlying Face Amount at Value $282,135)			(3)	(4,501)
Long Gilt Future September 2016
(Underlying Face Amount at Value $7,997,674)			(46)	(130,673)
S&P E-Mini Future, September 2016
(Underlying Face Amount at Value $2,276,663)			(21)	(32,248)
S&P/TSX 60 IX Future, September 2016
(Underlying Face Amount at Value $259,377)			(2)	(8,864)
TOTAL FUTURES CONTRACTS SOLD				(282,657)

WRITTEN PUT FUTURE OPTIONS - 0.0%
Swiss Market IX, Expiration September 16, 2016
Exercise Price CHF 7,680 (Proceeds - $9,978)			(30)	(1,622)

ETF - Exchange Traded Fund
* Non income producing security.
+ Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.
++ All or part of the security was held as collateral for futures outstanding as of July 31, 2016.
^ All or a portion of these securities are on loan. Total loaned securities had a value of $3,447,150
^^ Variable rate security. Interest rate is as of July 31, 2016.
** The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (Excluding futures and written options) is $38,821,741 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

			Unrealized Appreciation:	$ 1,740,360
			Unrealized Depreciation:	(456,007)
			Net Unrealized Appreciation:	$ 1,284,353

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Strategy Fund
July 31, 2016

Security	Shares	Value
EXCHANGE TRADED FUNDS - 69.6%
ASSET ALLOCATION FUND - 24.3%
CurrencyShares Euro Trust *	28,500	$ 3,105,360
ProShares UltraShort Yen *	28,100	1,734,894
		4,840,254
DEBT FUND - 30.3%
iShares 7-10 Year Treasury Bond ETF	26,700	3,018,969
ProShares Short 20+ Year Treasury *	146,000	3,003,220
		6,022,189
EQUITY FUNDS - 15.0%
SPDR S&P 500 ETF Trust	13,800	2,996,256

TOTAL EXCHANGE TRADED FUNDS (Cost - 14,003,455)		13,858,699

EXCHANGE TRADED NOTE - 14.9%
iPath Goldman Sachs Crude Oil Total Return Index ETN
(Cost - $3,012,647)	567,300	2,966,979

SHORT -TERM INVESTMENT - 37.4%
MONEY MARKET FUND - 37.4%
STIT-Treasury Portfolio - 0.23% +
(Cost - $7,436,328)	7,436,328	7,436,328

TOTAL INVESTMENTS - 121.9% (Cost - $24,452,430) (a)		$ 24,262,006
LIABILITIES IN EXCESS OF OTHER ASSETS - (21.9) %		(4,361,780)
NET ASSETS - 100.0%		$ 19,900,226

ETF - Exchange Traded Fund
* Non income producing security.
+ Variable rate security. Interest rate is as of July 31, 2016.
(A) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,579,061 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
	Unrealized Appreciation:	$ 61,650
	Unrealized Depreciation:	(378,705)
	Net Unrealized Depreciation:	$ (317,055)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
CONVERTIBLE BONDS - 79.7%
BIOTECHNOLOGY - 2.0%
Acorda Therapeutics, Inc.	$ 595,000	1.7500%	6/15/2021		$ 5118,766

DIVERSIFIED FINANCIAL SERVICES - 4.3%
FXCM, Inc.	715,000	2.2500	6/15/2018		286,000
PRA Group, Inc. ^	960,000	3.0000	8/1/2020		803,400
					1,089,400
ELECTRICAL COMPONENTS & EQUIPMENT - 3.6%
SunPower Corp. ^	1,120,000	0.8750	6/1/2021		910,000

ENGINEERING & CONSTRUCTION - 3.9%
Tutor Perini Corp. - 144A	900,000	2.8750	6/15/2021		990,000

HEALTHCARE-PRODUCTS - 16.2%
Cepheid, Inc.	1,040,000	1.2500	2/1/2021		958,100
Hologic, Inc.	565,000	2.0000	3/1/2042		769,106
NuVasive, Inc. - 144A	1,020,000	2.2500	3/15/2021		1,250,775
Wright Medical Group, Inc.	1,115,000	2.0000	6/15/2019		1,132,422
					4,110,403
HEALTHCARE-SERVICES - 3.8%
Molina Healthcare, Inc.	820,000	1.6250	8/15/2044		958,375

HOME BUILDERS - 2.9%
CalAtlantic Group, Inc.	700,000	1.2500	8/1/2032		753,375

INSURANCE - 2.3%
AmTrust Financial Services, Inc.	745,000	2.7500	12/15/2044		584,825

INTERNET - 7.3%
FireEye, Inc.	1,245,000	1.6250	6/1/2035		1,143,066
Pandora Media, Inc. - 144A	670,000	1.7500	12/1/2020		716,900
					1,859,966
OIL & GAS SERVICES - 0.8%
Helix Energy Solutions Group, Inc. ^	210,000	3.2500	3/15/2032		194,775

PHARMACEUTICALS - 7.6%
Depomed, Inc.	837,000	2.5000	9/1/2021		993,938
Impax Laboratories, Inc.	1,020,000	2.0000	6/15/2022		941,587
					1,935,525
SEMICONDUCTORS - 11.1%
Micron Technology, Inc. ^	690,000	3.0000	11/15/2043		559,762
ON Semiconductor Corp. ^	1,205,000	1.0000	12/1/2020		1,137,219
Rambus, Inc.	900,000	1.1250	8/15/2018		1,113,187
					2,810,168

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2016
	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
SOFTWARE - 9.2%
Medidata Solutions, Inc. ^	$ 760,000	1.0000%	8/1/2018		$ 889,675
Pros Holdings, Inc.	950,000	2.0000	12/1/2019		888,844
ServiceNow, Inc.	470,000	0.0000	11/1/2018		556,656
					2,335,175
TRANSPORTATIONS - 4.7%
Echo Global Logistics, Inc.	850,000	2.5000	5/1/2020		840,969
Hornbeck Offshore Services, Inc.	610,000	1.5000	9/1/2019		360,281
					1,201,250

TOTAL CONVERTIBLE BONDS (Cost - $21,079,665)					20,252,003
			Dividend
		Shares	Rate
PREFERRED STOCK - 15.9%
INSURANCE - 1.6%
Maiden Holding Ltd.		7,870	7.25%		404,439

OIL & GAS - 3.0%
Hess Corp.		5,040	8.0000		332,237
Southwestern Energy Co.		5,750	6.2500		191,762
WPX Energy, Inc.		4,975	6.2500		237,656
					761,655
PHARMACEUTICALS - 2.6%
Allergan PLC ^		735	5.5000		658,810

PIPELINES - 2.0%
Kinder Morgan, Inc.		10,300	9.7500		502,640

REITS - 2.6%
Crown Castle International Corp.		5,750	4.5000		663,895

TELECOMUNICATIONS - 4.1%
Frontier Communications Corp.		10,500	11.1250		1,038,240

TOTAL PREFERRED STOCK (Cost - $4,050,932)					4,029,679

			Interest
			Rate
SHORT-TERM INVESTMENT - 4.1%
MONEY MARKET FUND - 4.1%
First American Government Obligations Fund, 0.23%		1,049,107	0.01%	+	1,049,107
TOTAL SHORT-TERM INVESTMENT (Cost - $1,049,107)

COLLATERAL FOR SECURITIES LOANED - 14.4%
Mount Vernon Prime Portfolio + (Cost - $3,668,900)		3,668,900	0.54%		3,668,900

TOTAL INVESTMENTS - 114.1% (Cost - $29,848,604) (a)					$ 28,999,689
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1) %					(3,595,224)
TOTAL NET ASSETS - 100.0%					$ 25,404,465

^ All or a portion of these securities are on loan. Total loaned securies had a value of $3,596,698 at July 31, 2016.
* Non-income producing security.
+ Variable rate security. Interest rate is as of July 31, 2016.
REITS - Real Estate Investment Trusts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,853,530 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
		Unrealized Appreciation			$ 861,536
		Unrealized Depreciation			(1,715,377)
	Net Unrealized Appreciation				$ (853,841)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK -98.4%
AEROSPACE/DEFENSE - 2.6%			ENGINEERING & CONSTRUCTION - 0.9%
Northrop Grumman Corp.	4,897	$ 1,060,837	Fluor Corp.	10,016	$ 536,056
Raytheon Co.	3,183	444,124
		1,504,961	ENVIRONMENTAL CONTROL - 1.3%
AIRLINES - 1.1%			Waste Management, Inc.	11,557	764,149
Delta Air Lines, Inc. ^	16,693	646,854
			FOOD - 2.0%
AUTO PARTS & EQUIPMENT - 1.0%			Kroger Co. ^	8,125	277,794
Lear Corp.	4,878	553,409	Tyson Foods, Inc.	11,862	873,043
					1,150,837
BANKS - 11.4%			FOREST PRODUCTS & PAPER - 1.5%
Bank of America Corp.	94,844	1,374,290	International Paper Co. ^	18,333	839,835
JPMorgan Chase & Co.	27,505	1,759,495
M&T Bank Corp.	5,433	622,404	HEALTHCARE-PRODUCTS - 1.3%
State Street Corp.	9,907	651,682	Becton Dickinson and Co.	4,299	756,624
SunTrust Banks, Inc.	21,019	888,894
Wells Fargo & Co.	24,167	1,159,291	HOME BUILDERS - 1.4%
		6,456,056	PulteGroup, Inc.	37,507	794,398
BEVERAGES - 1.7%
PepsiCo, Inc. ^	9,010	981,369	INSURANCE - 6.5%
			Allstate Corp.	13,646	932,431
BIOTECHNOLOGY - 2.8%			American International Group, Inc.	11,889	647,237
Amgen, Inc.	3,188	548,432	Berkshire Hathaway, Inc. *	2,394	345,382
Biogen, Inc. *	1,615	468,237	Chubb Ltd.	8,040	1,007,091
Gilead Sciences, Inc.	7,037	559,230	MetLife, Inc.	17,918	765,815
		1,575,899			3,697,956
CHEMICALS - 2.4%			MEDIA - 3.1%
Dow Chemical Co. ^	13,857	743,705	CBS Corp. ^	11,356	593,010
LyondellBasell Industries NV - Class A	8,257	621,422	Comcast Corp. - Class A	9,690	651,653
		1,365,127	Time Warner, Inc.	7,022	538,236
COMMERCIAL SERVICES - 0.9%					1,782,899
ManpowerGroup, Inc.	7,264	504,122	MISCELLANEOUS MANUFACTURING - 2.0%
			3M Co. ^	1,740	310,346
COMPUTERS - 2.7%			General Electric Co. ^	26,536	826,331
Amdocs Ltd.	11,434	667,288			1,136,677
Apple, Inc.	3,692	384,743	OIL & GAS - 13.1%
Hewlett Packard Enterprise Co.	21,633	454,726	Antero Resources Corp. *	24,874	651,450
		1,506,757	Chevron Corp.	13,363	1,369,440
COSMETICS / PERSONAL CARE - 2.0%			ConocoPhillips	28,387	1,158,757
Procter & Gamble Co.	13,487	1,154,352	EOG Resources, Inc.	13,488	1,101,970
			Exxon Mobil Corp. ^	29,809	2,651,511
DIVERSIFIED FINANCIAL SERVICES - 3.3%			Valero Energy Corp.	10,359	541,569
American Express Co.	8,630	556,290			7,474,697
Ameriprise Financial, Inc.	5,960	571,206	PHARMACEUTICALS - 9.2%
Discover Financial Services	13,541	769,671	Cardinal Health, Inc.	5,192	434,051
		1,897,167	Johnson & Johnson	7,710	965,523
ELECTRIC - 5.1%			Merck & Co., Inc. ^	15,499	909,171
American Electric Power Co., Inc.	16,596	1,150,103	Mylan NV	17,612	824,065
DTE Energy Co.	7,847	765,239	Pfizer, Inc.	56,358	2,079,047
Edison International ^	12,968	1,003,464			5,211,857
		2,918,806	SAVINGS & LOANS - 1.0%
REITS - 3.0%			New York Community Bancorp, Inc. ^	37,850	546,933
Boston Properties, Inc. ^	4,516	641,859
Equity LifeStyle Properties, Inc.	7,616	626,340	TECHNOLOGY - 2.1%
Public Storage	1,755	419,305	Intel Corp. ^	20,335	708,878
		1,687,504	QUALCOMM, Inc.	7,392	462,591
RETAIL - 2.8%					1,171,469
Home Depot, Inc. ^	5,098	704,748
Target Corp. ^	11,389	857,933
		1,562,681

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2016

Security	Shares	Value	Security	Shares	Value
SOFTWARE - 1.7%			TOTAL INVESTMENTS - 122.4% (Cost - $61,728,338) (a)		$ 69,657,711
Microsoft Corp.	17,214	$ 975,690	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.4) %		(12,764,124)
			NET ASSETS - 100.0%		$ 56,893,587
TELECOMMUNICATIONS - 8.5%
AT&T, Inc.	51,323	2,221,773	^ All or a portion of these securities are on loan. Total loaned securities had a value of $11,955,923 at July 31, 2016.
Cisco Systems, Inc.	39,285	1,199,371
Verizon Communications	25,371	1,405,807	* Non-income producing security.
		4,826,951	+ Variable rate security. Interest rate is as of July 31, 2016.
			(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $62,478,480 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:
TOTAL COMMON STOCK (Cost - $48,052,719)		55,982,092
			Unrealized Appreciation:		$ 9,327,841
SHORT - TERM INVESTMENT - 2.5%			Unrealized Depreciation:		(2,148,610)
MONEY MARKET FUND - 2.5%			Net Unrealized Appreciation:		$ 7,179,231
STIT-STIC Prime Portfolio - 0.23% +	1,415,230	1,415,230
(Cost - $1,415,230)

COLLATERAL FOR SECURITIES LOANED - 21.5%
Mount Vernon Prime Portfolio 0.54% +	12,260,389	12,260,389
(Cost - 12,260,389)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.9%			MEDIA - 2.3%
AEROSPACE/DEFENSE - 3.0%			Walt Disney Co.	16,242	$ 1,558,420
TransDigm Group, Inc. *	7,260	$ 2,029,315
			RETAIL - 16.6%
APPAREL - 4.5%			Domino's Pizza Inc. ^	5,983	881,296
NIKE, Inc. ^	15,703	871,516	Home Depot, Inc. ^	9,570	1,322,957
Under Armour, Inc. - Class A * ^	28,130	1,110,010	O'Reilly Automotive, Inc. * ^	2,322	674,843
Under Armour, Inc. - Class C *	28,330	1,011,381	Starbucks Corp.	46,078	2,674,828
		2,992,907	TJX Cos. Inc.	21,073	1,722,086
BIOTECHNOLOGY - 15.8%			Ulta Salon, Cosmetics & Frag. * ^	14,849	3,878,707
Alexion Pharmaceuticals, Inc. *	12,227	1,572,392			11,154,717
Biogen Idec, Inc. *	2,408	698,151	SOFTWARE - 12.0%
BioMarin Pharmaceutical, Inc. *	5,540	550,787	Adobe Systems, Inc.*	20,724	2,028,051
Celgene Corp. *	22,818	2,559,951	Salesforce.com, Inc. *	46,803	3,828,485
Illumina, Inc. * ^	10,474	1,742,350	Ultimate Software Group, Inc. * ^	5,166	1,080,211
Incyte Corp. *	11,417	1,029,928	Workday, Inc. - Class A * ^	13,709	1,142,508
Regeneron Pharmaceuticals, Inc. *	5,823	2,475,474			8,079,255
		10,629,033	TELECOMMUNICATIONS - 2.5%
COMMERCIAL SERVICES - 2.0%			Palo Alto Networks, Inc. * ^	12,732	1,666,491
PayPal Holdings, Inc. *	35,695	1,329,282
			TOTAL COMMON STOCK (Cost - $50,977,379)		66,527,832
DIVERSIFIED FINANCIAL SERVICES - 9.4%
MasterCard, Inc.	28,635	2,727,197	COLLATERAL FOR SECURITIES LOANED - 24.8%
Visa, Inc. - Class A ^	46,368	3,619,022	Mount Vernon Prime Portfolio 0.51% + (Cost - $16,712,044)	16,712,044	16,712,044
		6,346,219
HEALTHCARE_PRODUCTS - 3.1%			TOTAL INVESTMENTS - 123.7% (Cost - $67,689,423) (a)		$ 83,239,876
Edwards Lifesciences Corp. *	18,476	2,115,872	LIABILITIES LESS OTHER ASSETS - (23.7%)		(16,026,418)
			NET ASSETS - 100.0%		$ 67,213,458
INTERNET - 25.6%
Alphabet, Inc. *	4,198	3,227,380	^ All or a portion of these securities are on loan. Total loaned securities had a value of $16,351,145 at July 31, 2016.
Amazon.com, Inc. *	4,662	3,537,572
Facebook, Inc. - Class A *	43,244	5,359,661	* Non-Income producing security.
LinkedIn Corp. - Class A *	5,716	1,101,645	ADR - American Depositary Receipt.
Priceline Group, Inc. *	1,970	2,661,096	+ Variable rate security. Interest rate is as of July 31, 2016.
Splunk, Inc. * ^	20,755	1,298,018	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,209,099 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
		17,185,372
MACHINERY-DIVERSIFIED - 2.1%
The Middleby Corp. * ^	11,970	1,440,949	Unrealized Appreciation		$ 16,091,990
			Unrealized Depreciation		(1,061,213)
			Net Unrealized Appreciation		$ 15,030,777

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2016

Security	Shares	Value	Security		Shares	Value
COMMON STOCK - 95.5%			BEVERAGES (Conitnued) - 5.0%
ADVERTISING - 0.6%			Heineken NV		6,541	$ 617,448
WPP PLC	24,372	$ 548,604	Kirin Holdings Co. Ltd.		5,300	91,380
			Suntory Beverage & Food Ltd.		900	38,959
AEROSPACE / DEFENSE - 0.6%						4,652,097
Airbus Group SE	9,682	571,299	BUILDING MATERIALS - 1.8%
Airbus Group SE - ADR	1,260	18,409	Asahi Glass Co., Ltd.		55,000	314,574
		589,708	Cemex SAB de CV - ADR *		1	6
AGRICULTURE - 3.4%			China Resources Cement Holdings Ltd.		272,000	98,971
British American Tobacco PLC	4,850	310,545	Cie de Saint-Gobain		4,573	194,178
British American Tobacco PLC - ADR	7,485	955,760	Geberit AG		443	171,333
Imperial Brands PLC	6,138	324,493	HeidelbergCement AG		3,171	268,678
Imperial Brands PLC - ADR	1,036	54,674	James Hardie Industries PLC		10,581	175,585
Japan Tobacco, Inc.	20,600	799,867	Sika AG		74	347,657
KT&G Corp.	502	54,286	Titan Cement Co SA		4,082	93,584
Swedish Match AB	19,275	705,093				1,664,566
		3,204,718	CHEMICALS - 1.9%
AIRLINES - 0.0%			Agrium, Inc.		1,400	127,219
Turk Hava Yollari *	1	2	Hanwha Chemical Corp.		6,573	150,361
			Johnson Matthey PLC		1,793	77,953
AUTO MANUFACTURERS - 0.4%			K+S AG		5,344	111,725
Hyundai Motor Co. - GDR	2,288	100,443	LG Chem Ltd.		529	115,289
Mazda Motor Corp.	18,600	270,831	Lonza Group AG		1,363	257,411
Porsche Automobil Holding SE - ADR	2,723	14,078	Mexichem SAB de CV		120,600	263,319
		385,352	Novozymes A/S - ADR		7,260	357,555
AUTO PARTS & EQUIPMENT - 0.4%			Potash Corp of Saskatchewan, Inc.		20,106	313,759
GKN PLC	95,089	365,122				1,774,591
			COMMERCIAL SERVICES - 1.5%
BANKS - 4.8%			Adecco SA		1,414	77,830
Agricultural Bank of China Ltd.	411,000	151,364	Edenred		6,784	153,935
Akbank TAS	38,756	100,066	Experian PLC		55,436	1,087,841
Banco do Brasil SA	19,000	124,025	RELX PLC - ADR ^		4,300	82,904
Banco do Brasil SA - ADR ^	19,000	123,120	S-1 Corp.		456	41,410
Banco Santander SA - ADR ^	57,700	360,626				1,443,920
Bangkok Bank PCL	28,100	138,378	COMPUTERS - 1.3%
Bank Hapoalim BM	62,122	316,825	Capgemini SA		877	84,319
Bank Leumi Le-Israel BM *	54,789	197,517	Compal Electronics Inc		375,000	235,629
Bank of Communications Co. Ltd.	384,000	259,873	Computershare Ltd		38,711	261,410
BNP Paribas SA	10,321	512,081	Fujitsu Ltd		62,000	256,262
Commerzbank AG	19,043	125,728	Lenovo Group Ltd. - ADR		7,411	96,158
Credit Agricole SA	44,085	390,606	TDK Corp		3,800	232,130
Deutsche Bank AG *	13,648	183,584				1,165,908
DNB ASA - ADR	800	88,180	COSMETICS / PERSONAL CARE - 3.5%
Gentera SAB de CV	157,400	292,509	Kao Corp.		2,200	117,957
KBC Groep NV *	6,232	324,021	L'Oreal SA		2,925	555,887
Nordea Bank AB	3,757	33,566	L'Oreal SA - ADR		2,000	76,020
Nordea Bank AB - ADR	13,000	116,350	Svenska Cellulosa AB SCA		3,916	116,740
Sberbank of Russia - ADR	13,891	122,935	Svenska Cellulosa AB SCA - ADR		3,200	95,232
Skandinaviska Enskilda Banken AB	6,216	54,653	Unilever NV - Dutch Cert		19,430	900,762
Societe Generale SA	10,348	352,881	Unilever NV - NY Reg. Shares ^		13,957	643,697
Turkiye Is Bankasi	1	1	Unilever PLC		4,648	218,146
Yapi ve Kredi Bankasi AS *	129,421	149,808	Unilever PLC - ADR		11,600	542,996
		4,518,697				3,267,437
BEVERAGES - 5.0%			DIVERSIFIED FINANANCIAL SERVICES - 1.1%
Anheuser-Busch InBev NV	6,197	800,783	BM&FBovespa SA - Bolsa de Valores Mercadorias e		12,600	74,297
Anheuser-Busch InBev NV - ADR ^	5,980	774,051	Hana Financial Group, Inc.		11,900	292,997
Arca Continental SAB de CV	39,400	253,411	KB Financial Group, Inc. - ADR		2,900	92,104
Asahi Group Holdings Ltd.	4,900	165,611	Platinum Asset Management Ltd.		49,830	229,628
Carlsberg A/S	2,072	205,842	Samsung Card Co. Ltd.		8,552	330,276
Coca-Cola Femsa SAB de CV - ADR	1,334	104,826				1,019,302
Coca-Cola HBC AG	6,346	132,238
Diageo PLC - ADR ^	8,943	1,042,217
Fomento Economico Mexicano SAB de CV - ADR	2,638	236,101
Heineken Holding NV	2,258	189,230

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2016

Security	Shares	Value	Security		Shares	Value
ELECTRIC - 4.9%			FOOD (Continued)- 8.3%
AGL Energy Ltd.	10,555	$ 165,269	Nestle SA		8,704	$ 699,459
Atco Ltd.	4,000	150,945	Nestle SA - ADR		17,265	1,385,171
Centrais Eletricas Brasileiras SA - ADR *	9,100	62,517	Nisshin Seifun Group, Inc.		19,400	318,839
CEZ AS	4,959	93,788	Nissin Foods Holdings Co. Ltd.		5,100	288,259
Cia Paranaense de Energia	3,000	19,843	Orkla ASA		97,257	906,288
CPFL Energia SA	1	4	Orkla ASA - ADR		17,173	159,194
E.ON SE	11,987	128,588	Pioneer Foods Group Ltd.		5,873	75,756
E.ON SE - ADR	21,400	230,157	Seven & I Holdings Co. Ltd.		13,900	574,637
Electricite de France SA	11,146	145,925	Seven & I Holdings Co. Ltd. - ADR		4,892	101,460
Endesa SA	4,395	92,347	Toyo Suisan Kaisha Ltd.		4,800	212,247
Enea SA *	22,235	62,503	Uni-President Enterprises Corp.		376,000	768,449
Enel SpA	230,846	1,062,722	WH Group Ltd.		53,500	42,241
Engie SA	6,838	112,576				7,779,890
Fortis Inc/Canada	7,200	238,794	FOREST PRODUCTS & PAPER - 0.7%
Fortum OYJ	19,095	317,278	Mondi PLC		5,864	119,052
Iberdrola SA	66,572	457,514	Nine Dragons Paper Holdings Ltd.		129,000	102,823
Iberdrola SA - ADR	3,500	95,809	UPM-Kymmene OYJ		14,043	289,666
Korea Electric Power Corp. - ADR	3,799	207,991	West Fraser Timber Co. Ltd.		2,800	96,321
Korea Electric Power Corp. - ADR	12,167	330,821				607,862
Mercury NZ Ltd	33,148	73,938	GAS - 2.9%
Power Assets Holdings Ltd	19,500	191,118	Enagas SA		10,514	320,611
Red Electrica Corp SA	8,788	201,332	Gas Natural SDG SA		26,802	554,516
Terna Rete Elettrica Nazionale SpA	27,544	150,074	National Grid PLC		49,633	713,965
		4,591,853	National Grid PLC - ADR ^		9,443	684,145
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%			Snam SpA		71,665	414,931
Legrand A	2,937	162,093				2,688,168
LG Electronics, Inc.	2,499	119,503	HAND / MACHINE TOOLS - 0.4%
Osram Licht AG	3,407	177,297	Sandvik AB		15,928	171,137
Schneider Electric SE	7,618	497,134	Schindler Holding AG		1,047	202,751
		956,027				373,888
ELECTRONICS - 1.4%			HEALTHCARE - PRODUCTS - 0.2%
AU Optronics Corp.	1,197,000	489,158	Sysmex Corp.		1,400	96,555
Hitachi High-Technologies Corp.	13,500	457,283	Terumo Corp.		2,100	89,683
LG Display Co. Ltd.	8,546	236,941				186,238
Synnex Technology International Corp.	81,000	95,700	HOLDING COMPANIES-DIVERSIFIED - 0.0%
		1,279,082	Haci Omer Sabanci Holdings AS		1	2
ENGINEERING & CONSTRUCTION - 1.2%
ACS Actividades de Construccion y Servicios SA	4,892	140,312	HOME FURNISHINGS - 0.3%
Aena SA *	506	73,003	Arcelik AS		1	7
Auckland International Airport Ltd.	42,795	227,897	Electrolux AB - Series B		9,343	253,823
CIMIC Group Ltd.	8,879	197,505				253,830
Enka Insaat ve Sanayi AS	13,463	19,846	HOUSEHOLD PRODUCTS - 0.3%
Grupo Aeroportuario del Pacifico SAB de CV	13,000	127,892	Kimberly-Clark de Mexico SAB de CV		49,022	110,881
LendLease Group	30,287	309,166	Societe BIC SA		978	144,580
Promotora y Operadora de Infraestructura SAB de CV	5,639	65,937				255,461
		1,161,558	INSURANCE - 3.2%
ENTERTAINMENT - 0.1%			Allianz SE		625	89,573
Aristocrat Leisure Ltd.	7,878	95,627	AXA SA		15,564	316,835
			AXA SA - ADR		10,500	213,150
FOOD - 8.3%			Challenger Ltd.		12,950	93,652
Ajinomoto Co., Inc.	11,000	279,563	Dai-ichi Life Insurance Co. Ltd.		9,400	120,920
Barry Callebaut AG	45	58,982	Hannover Rueck SE		2,506	256,382
Carrefour SA	5,076	127,197	Insurance Australia Group Ltd		17,271	79,101
Chocoladefabriken Lindt & Sprungli AG	39	229,971	Manulife Financial Corp.		31,966	435,697
Grupo Bimbo SAB de CV	56,700	169,555	MS&AD Insurance Group Holdings, Inc.		1,100	31,554
Jeronimo Martins SGPS SA	3,382	56,658	Muenchener Rueckversicherungs-Gesellschaft AG		1,340	223,523
Kerry Group PLC	1,389	118,876	QBE Insurance Group Ltd.		10,004	83,510
Koninklijke Ahold NV	4,266	101,878	Sampo Oyj		585	24,238
Koninklijke Ahold NV - ADR	16,861	401,464	Sun Life Financial, Inc.		9,100	300,205
Marine Harvest ASA	13,519	230,958	Sun Life Financial, Inc.		16,700	550,766
Marine Harvest ASA - ADR	10,800	184,032	Suncorp Group Ltd.		13,799	140,889
MEIJI Holdings Co. Ltd.	2,000	207,597				2,959,995
METRO AG	2,522	81,159

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2016

Security	Shares	Value	Security		Shares	Value
INTERNET - 0.8%			MISCELLANEOUS MANUFACTURING - 1.4%
Baidu, Inc. - ADR ^*	1,709	$ 272,756	Doosan Corp.		2,301	$ 231,871
SEEK Ltd.	11,538	146,834	Konica Minolta Holdings, Inc.		24,000	192,032
Tencent Holdings Ltd.	5,500	132,816	Siemens AG		4,800	521,001
United Internet AG	3,514	155,556	Wartsila OYJ Abp		7,961	345,672
		707,962				1,290,576
IRON / STEEL - 1.0%			OIL & GAS - 8.9%
China Steel Corp.	339,000	234,514	BP PLC		180,006	1,021,682
Fortescue Metals Group Ltd.	57,925	197,587	BP PLC - ADR		22,239	765,022
POSCO	1,362	275,977	China Petroleum & Chemical Corp. - ADR		1,800	129,258
POSCO - ADR	4,101	207,839	CNOOC Ltd.		226,000	272,328
		915,917	CNOOC Ltd. - ADR ^		949	114,250
LEISURE TIME - 0.2%			Formosa Petrochemical Corp.		15,000	42,678
Flight Centre Travel Group Ltd. ^	8,510	208,580	Gazprom OAO - ADR		237,532	976,257
			Lukoil OAO - ADR		19,435	830,846
LODGING - 0.2%			Neste Oil OYJ		5,898	223,876
Crown Resorts Ltd.	17,942	178,828	Novatek OJSC - GDR		2,344	233,931
			OMV AG		3,516	93,936
MACHINERY CONSTRUCTION & MINING - 1.8%			Petroleo Brasileiro SA *		107,300	467,720
ABB Ltd.	42,279	900,650	Repsol SA		13,474	170,708
ABB Ltd. - ADR ^	9,160	194,650	Rosneft OAO - GDR		26,472	127,939
Atlas Copco AB - A Shares	6,565	184,800	Royal Dutch Shell PLC		21,878	570,031
Atlas Copco AB - B Shares	3,574	91,643	Royal Dutch Shell PLC - ADR		2,303	124,846
Hitachi Ltd.	47,000	213,806	Royal Dutch Shell PLC - ADR		11,302	585,331
Hitachi Ltd. - ADR	1,700	77350	Sasol Ltd.		8,548	227,752
		1,662,899	Seven Generations Energy Ltd. *		11,368	238,858
MACHINERY - DIVERSIFIED - 0.1%			SK Innovation Co. Ltd.		2,918	384,529
Kone OYJ	2,252	114,132	S-Oil Corp.		3,242	223,238
			Surgutneftegas OAO - ADR ^		24,000	119,040
MEDIA - 0.1%			Surgutneftegas OAO - ADR		8,273	38,634
ITV PLC	54,584	141,987	TOTAL SA - ADR		6,227	299,519
						8,282,209
METAL FABRICATE / HARDWARE - 0.3%			OIL & GAS SERVICE - 0.1%
SKF AB	3,695	58,703	Petrofac Ltd.		7,519	74,584
Tenaris SA	3,391	45,476
Tenaris SA - ADR ^	5,623	150,246	PHARMACEUTICALS - 4.7%
		254,425	Actelion Ltd.		2,866	509,104
MINING - 7.0%			Astellas Pharma, Inc.		30,000	497,657
Agnico Eagle Mines Ltd.	3,800	221,406	AstraZeneca PLC		6,287	422,255
AngloGold Ashanti Ltd. *	5,480	119,826	AstraZeneca PLC - ADR ^		4,774	162,984
AngloGold Ashanti Ltd. - ADR *	13,848	303,410	Daiichi Sankyo Co. Ltd.		8,400	199,432
Barrick Gold Corp.	28,586	624,890	GlaxoSmithKline PLC - ADR ^		7,636	344,154
Barrick Gold Corp.	21,884	478,442	Kyowa Hakko Kirin Co. Ltd.		10,000	173,951
BHP Billiton Ltd.	9,323	138,206	Medipal Holdings Corp.		9,900	161,294
BHP Billiton PLC	10,980	138,886	Otsuka Holdings Co Ltd		4,900	231,923
Boliden AB	12,611	278,337	Richter Gedeon Nyrt		12,473	263,752
China Hongqiao Group Ltd.	501,500	335,424	Roche Holding AG - Genusschein		848	218,910
First Quantum Minerals Ltd.	32,494	281,321	Roche Holding AG -BR		2,329	596,211
Franco-Nevada Corp.	1,600	123,517	Shire PLC		3,163	204,994
Glencore PLC	230,943	571,826	Shire PLC - ADR		884	171,602
Gold Fields Ltd.	17,264	106,740	Takeda Pharmaceutical Co. Ltd.		4,800	212,940
Gold Fields Ltd. - ADR	15,736	97,721				4,371,163
Goldcorp, Inc.	10,016	179,190	PIPELINES - 0.2%
Goldcorp, Inc.	13,100	234,228	Petronas Gas Bhd		40,800	223,276
Grupo Mexico SAB de CV	139,200	336,099
Industrias Penoles SAB de CV	8,333	213,591	REAL ESTATE - 0.5%
Kinross Gold Corp. *	46,000	238,104	Hongkong Land Holdings Ltd.		37,300	238,720
Newcrest Mining Ltd. *	5,326	103,746	REA Group Ltd.		3,694	183,470
Rio Tinto PLC - ADR	3,600	118,152				422,190
Silver Wheaton Corp.	2,900	80,823	REIT - 0.1%
SILVER WHEATON CORP.	6,100	170,503	Smart Real Estate Investment Trust		3,200	94,499
Teck Resources Ltd.	31,000	494,697
Turquoise Hill Resources Ltd. *	99,200	353,729
Yamana Gold, Inc.	38,500	220,540
		6,563,354

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2016

Security	Shares	Value	Security		Shares	Value
RETAIL - 1.8%			TRANSPORTATION - 0.5%
Aeon Co. Ltd.	11,800	$ 168,812	Aurizon Holdings Ltd.		27,572	$ 109,121
FF Group	4,769	117,743	Rumo Logistica Operadora Multimodal SA		179,100	335,771
Harvey Norman Holdings Ltd.	9,276	34,129	Sinotrans Ltd.		119,000	54,446
Home Product Center PCL	2,072,100	601,728				499,338
Lawson, Inc.	3,200	245,313	WATER - 0.5%
Pandora A/S	592	77,133	Cia de Saneamento Basico do Estado de Sao Paulo		52,200	495,774
Sun Art Retail Group Ltd.	129,000	89,698
Wal-Mart de Mexico SAB de CV	89,400	204,215	TOTAL COMMON STOCK (Cost - $82,712,448)			89,216,040
Wal-Mart de Mexico SAB de CV - ADR	5,000	114,700
		1,653,471	CLOSED END FUND - 0.4%
SEMICONDUCTORS - 4.5%			EQUITY FUND - 0.4%
Advanced Semiconductor Engineering, Inc.	303,000	357,689	Aireports of Thailand PLC (Cost - $338,099)		30,700	348,588
ARM Holdings PLC	3,717	83,011
ARM Holdings PLC - ADR ^	7,226	479,517	PREFERRED STOCK - 1.3%	Dividend Rate
Himax Technologies, Inc. - ADR ^	14,040	125,658	COSMETICS - 0.7%
Infineon Technologies AG	34,445	571,157	Amorepacific Corp.	0.4600%	3,349	673,530
MediaTek, Inc.	21,000	160,335
NXP Semiconductors NV *	2,400	201,816	ELECTRIC - 0.2%
Samsung Electronics Co. Ltd. - GDR - Reg S	375	211,746	CESP Companhia Energetica de Sao Paulo	0.6500	9,400	40,364
Silicon Motion Technology Corp. - ADR ^	6,763	349,647	COMPANHIA ENERGETICA DE MINAS GERAIS	3.6800	36,000	101,349
SK Hynix, Inc.	10,874	334,855				141,713
STMicroelectronics NV	28,573	208,983	FOOD - 0.1%
STMicroelectronics NV - NY Shares	12,884	94,311	CJ CheilJedang Corp	2.5500	362	65,632
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	36,919	1,025,610
Tokyo Electron Ltd. - ADR	2,200	46,420	MISCELLANEOUS MANUFACTURING - 0.1%
		4,250,755	Doosan Corp.	4.6000	1,070	65,617
SOFTWARE - 1.5%
Amadeus IT Holding SA	10,559	495,864	OIL & GAS - 0.1%
NetEase, Inc. - ADR	1,321	269,841	PETROBRAS- PETROLEO BRAS	0.0000	41,800	154,015
SAP SE	5,831	510,463
TOTVS SA	15,200	155,649	SEMICONDUCTORS - 0.1%
		1,431,817	Samsung Electronics Co., Ltd.	1.6400	123	139,030
TELECOMMUNICATIONS - 7.9%
China Mobile Ltd.	30,000	371,432	TOTAL PREFERRED STOCK (Cost - $1,225,153)			1,239,537
China Telecom Corp. Ltd.	236,000	116,614
China Unicom Hong Kong Ltd.	120,000	127,812	SHORT-TERM INVESTMENT -2.4%
Chunghwa Telecom Co Ltd. - ADR	10,272	371,127	MONEY MARKET FUND - 2.4%
Elisa OYJ	907	32,914	Fidelity Institutional Money Market Funds - Government
Emirates Telecommunications Group Co PJSC	46,988	256,034	Portfolio 0.09% +, ^^ (Cost - $2,255,686)		2,255,686	2,255,686
Far EasTone Telecommunications Co. Ltd.	24,000	55,178
KDDI Corp.	23,300	711,870	COLLATERAL FOR SECURITIES LOANED - 5.5%
KT Corp. - ADR	5,497	83,884	Mount Vernon Prime Portfolio 0.54% + (Cost - $5,180,096)		5,180,096	5,180,096
Nice Ltd.	2,420	166,359
Nice Ltd. - ADR	1,240	85,126	TOTAL INVESTMENTS - 105.2% (Cost - $91,711,482) (a)			$ 98,239,947
Nippon Telegraph & Telephone Corp.	7,800	369,027	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2) %			(4,870,947)
Nippon Telegraph & Telephone Corp. - ADR	17,527	831,306	NET ASSETS - 100.0%			$ 93,369,000
NTT DOCOMO, Inc.	32,500	878,965
NTT DOCOMO, Inc. - ADR ^	1,558	42,549	^ All or a portion of these securities are on loan. Total loaned securities had a value of $5,091,628 at July 31, 2016.
Orange SA	7,796	119,672	* Non-income producing security.
Orange SA - ADR	26,871	413,007	ADR - American Depositary Receipt.
Proximus	6,096	190,334	GDR - Global Depositary Receipt.
Rogers Communications, Inc.	4,800	212,274	NV - Non-Voting
SoftBank Group Corp.	9,300	509,665	REIT - Real Estate Investment Trust.
SoftBank Group Corp. - ADR	5,100	140,046	+ Variable rate security. Interest rate is as of July 31, 2016.
Telefonaktiebolaget LM Ericsson - ADR	16,553	123,651	^^ All or part of the security was held as collateral for forward foreign currency contracts outstanding as of July 31, 2016.
Telekomunikasi Indonesia Persero Tbk PT	1,285,200	418,347	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $91,742,084 and
Telus Corp.	5,900	197,355	differs from market value by net unrealized appreciation (depreciation) on securities as follows:
Vodafone Group PLC - ADR	13,028	402,565		Unrealized Appreciation:		$ 8,882,595
XL Axiata Tbk PT *	596,400	169,134		Unrealized Depreciation:		(2,384,732)
		7,396,247	Net Unrealized Appreciation:			$ 6,497,863
TEXTILES - 0.2%
Formosa Taffeta Co. Ltd.	203,000	192,552

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2016
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Buy:
Australian Dollar	9/21/2016	BNY	125,987	95,592	1,096
Australian Dollar	9/21/2016	RBS	6,703,908	5,086,531	158,891
Australian Dollar	9/21/2016	UBS	4,351,416	3,301,599	37,680
British Pound	9/21/2016	BNY	2,213,228	2,941,206	34,220
British Pound	9/21/2016	RBS	5,134,741	6,823,667	(612,444)
British Pound	9/21/2016	UBS	2,486,009	3,303,711	31,433
Canadian Dollar	9/21/2016	BNY	2,135,435	1,637,981	17,892
Canadian Dollar	9/21/2016	RBS	147,852	113,410	(1,864)
Canadian Dollar	9/21/2016	UBS	4,349,935	3,336,609	(51,778)
Canadian Dollar	8/2/2016	UBS	189,858	145,591	1,537
Danish Krone	9/21/2016	BNY	15,580,626	2,347,849	(33,243)
Danish Krone	9/21/2016	RBS	57,190	8,618	(154)
Danish Krone	9/21/2016	UBS	20,217,856	3,046,635	14,053
Euro	9/21/2016	BNY	4,867,427	5,455,259	48,396
Euro	9/21/2016	RBS	1,379,901	1,546,550	(24,449)
Euro	9/21/2016	UBS	1,416,856	1,587,967	(19,468)
Hong Kong Dollar	9/21/2016	BAML	685,851	88,442	(36)
Hong Kong Dollar	9/21/2016	BNY	1,758,118	226,712	38
Hong Kong Dollar	9/21/2016	RBS	312,172	40,255	(17)
Hong Kong Dollar	9/21/2016	UBS	14,231,226	1,835,139	671
Hong Kong Dollar	8/1/2016	UBS	893,883	115,192	(54)
Israeli Shekel	9/21/2016	BNY	206,872	54,331	80
Israeli Shekel	9/21/2016	RBS	2,350,140	617,215	2,894
Israeli Shekel	9/21/2016	UBS	898,174	235,887	380
Japanese Yen	9/21/2016	BAML	82,745,023	809,023	(7,561)
Japanese Yen	9/21/2016	BNY	10,457,415	102,245	3,104
Japanese Yen	9/21/2016	RBS	74,279,678	726,254	31,988
Japanese Yen	9/21/2016	UBS	334,624,091	3,271,718	88,519
New Zealand Dollar	9/21/2016	BNY	27,823	20,018	694
New Zealand Dollar	9/21/2016	RBS	246,633	177,444	6,954
New Zealand Dollar	9/21/2016	UBS	623,627	448,677	9,234
Norwegian Krone	9/21/2016	BNY	1,790,691	212,618	3,233
Norwegian Krone	9/21/2016	RBS	8,110,163	962,959	13,863
Norwegian Krone	9/21/2016	UBS	2,532,935	300,748	(3,042)
Singapore Dollar	9/21/2016	BAML	17,200	12,801	20
Singapore Dollar	9/21/2016	BNY	30,446	22,660	104
Singapore Dollar	9/21/2016	RBS	43,069	32,054	236
Singapore Dollar	9/21/2016	UBS	1,169,085	870,095	9,400
Swedish Krona	9/21/2016	BNY	6,080,573	714,483	9,248
Swedish Krona	9/21/2016	RBS	2,086,098	245,122	(1,602)
Swedish Krona	9/21/2016	UBS	7,626,593	896,144	(10,117)
Swiss Franc	9/21/2016	BNY	244,766	254,015	1,092
Swiss Franc	9/21/2016	RBS	256,139	265,818	(1,782)
Swiss Franc	9/21/2016	UBS	2,512,179	2,607,105	25,698
				$ 56,943,949	$ (214,963)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2016
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	9/21/2016	BNY	(125,987)	(95,592)	(3,001)
Australian Dollar	8/2/2016	BNY	(218,332)	(165,943)	(2,059)
Australian Dollar	9/21/2016	UBS	(1,125,238)	(853,765)	(25,499)
Australian Dollar	9/21/2016	US Bank	(9,930,086)	(7,534,366)	(115,184)
British Pound	9/21/2016	BNY	(1,517,027)	(2,016,010)	179,910
British Pound	9/21/2016	RBS	(88,991)	(118,262)	10,083
British Pound	9/21/2016	UBS	(499,712)	(664,078)	59,315
British Pound	9/21/2016	US Bank	(7,728,248)	(10,270,234)	(40,203)
Canadian Dollar	9/21/2016	BNY	(2,114,089)	(1,621,608)	21,510
Canadian Dollar	9/21/2016	UBS	(264,662)	(203,008)	3,109
Canadian Dollar	9/21/2016	US Bank	(4,254,471)	(3,263,384)	(17,607)
Danish Krone	9/21/2016	BNY	(351,207)	(52,923)	32
Danish Krone	9/21/2016	UBS	(20,141,799)	(3,035,174)	55,007
Danish Krone	9/21/2016	US Bank	(15,362,666)	(2,315,005)	(20,725)
Euro	9/21/2016	BNY	(3,695,959)	(4,142,314)	72,779
Euro	8/1/2016	BNY	(117,335)	(131,210)	(1,106)
Euro	9/21/2016	US Bank	(3,968,225)	(4,447,460)	(8,227)
Hong Kong Dollar	9/21/2016	BNY	(1,734,645)	(223,685)	(67)
Hong Kong Dollar	9/21/2016	US Bank	(15,252,722)	(1,966,862)	628
Israeli Shekel	9/21/2016	RBS	(2,350,140)	(617,215)	(915)
Israeli Shekel	9/21/2016	UBS	(76,684)	(20,139)	(45)
Israeli Shekel	9/21/2016	US Bank	(1,028,362)	(270,078)	(1,189)
Japanese Yen	9/21/2016	BNY	(71,378,247)	(697,886)	(30,397)
Japanese Yen	8/2/2016	UBS	(12,133,441)	(118,392)	(2,622)
Japanese Yen	8/1/2016	UBS	(5,234,634)	(51,077)	(1,583)
Japanese Yen	9/21/2016	US Bank	(430,727,960)	(4,211,354)	(96,391)
New Zealand Dollar	9/21/2016	UBS	(12,886)	(9,271)	(370)
New Zealand Dollar	9/21/2016	US Bank	(885,197)	(636,868)	(4,725)
Norwegian Krone	9/21/2016	BNY	(181,859)	(21,593)	645
Norwegian Krone	9/21/2016	RBS	(8,110,163)	(962,959)	28,873
Norwegian Krone	9/21/2016	UBS	(571,827)	(67,896)	2,030
Norwegian Krone	9/21/2016	US Bank	(3,569,940)	(423,877)	2,797
Singapore Dollar	9/21/2016	US Bank	(1,259,800)	(937,610)	(5,574)
Swedish Krona	9/21/2016	BNY	(6,080,573)	(714,483)	37,291
Swedish Krona	9/21/2016	RBS	(157,913)	(18,555)	973
Swedish Krona	9/21/2016	UBS	(5,472,006)	(642,975)	33,653
Swedish Krona	9/21/2016	US Bank	(4,082,772)	(479,737)	(4,957)
Swiss Franc	9/21/2016	UBS	(2,479,195)	(2,572,875)	(9,313)
Swiss Franc	9/21/2016	US Bank	(533,889)	(554,063)	(8,148)
				$ (57,149,786)	$ 108,728

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 0.7%			OFFICE - 13.6%
LODGING - 0.7%			Boston Properties, Inc. ^	13,430	$ 1,908,806
Hilton Worldwide Holdings, Inc. ^	12,260	$ 284,309	Highwoods Properties, Inc.	16,250	905,450
TOTAL COMMON STOCK (Cost - $275,153)			Kilroy Realty Corp.	16,893	1,236,737
			Paramount Group Inc.	62,590	1,103,462
REITS - 97.4%			SL Green Realty Corp.	5,930	698,673
APARTMENTS - 12.6%					5,853,128
American Campus Communities, Inc.	28,390	1,535,047	REGIONAL MALLS - 15.5%
AvalonBay Communities, Inc.	9,340	1,733,971	Macerich Co. ^	19,500	1,740,180
Essex Property Trust, Inc. ^	6,450	1,508,526	Simon Property Group, Inc. ^	17,921	4,068,784
Mid-America Apartment Communities, Inc.	6,000	636,120	Taubman Centers, Inc.	11,120	899,830
		5,413,664			6,708,794
DATA CENTER - 11.6%			SHOPPING CENTERS - 12.4%
Cyrus One, Inc.	43,150	2,365,483	Acadia Realty Trust	31,658	1,192,240
Equinix, Inc.	4,500	1,677,915	Brixmor Property Group, Inc.	22,880	649,792
QTS Realty Trust, Inc.	16,790	961,227	Equity One, Inc.	31,640	1,052,663
		5,004,625	Kimco Realty Corp.	20,100	645,210
FREE STANDING - 0.7%			Regency Centers Corp.	14,450	1,227,239
Spirit Realty Capital, Inc.	23,540	321,792	Tanger Factory Outlet Centers, Inc.	13,900	580,186
					5,347,330
HEALTHCARE - 13.0%			SELF STORAGE - 2.3%
National Health Investors, Inc. ^	6,270	492,634	Extra Space Storage, Inc.	11,360	977,187
Physicians Realty Trust	37,510	814,717
Ventas, Inc. ^	28,100	2,140,096	TOTAL REITS (Cost - $31,447,286)		42,016,451
Welltower, Inc. ^	27,320	2,167,296
		5,614,743	SHORT-TERM INVESTMENT - 2.1%
HOTELS - 2.8%			MONEY MARKET FUND - 2.1%
Chesapeake Lodging Trust	15,160	383,093	Fidelity Institutional Money Market
DiamondRock Hospitality Co.	29,260	287,333	Fund - Government Portfolio, 0.25% +	903,333	903,333
FelCor Lodging Trust, Inc. ^	83,430	529,781	TOTAL SHORT-TERM INVESTMENT (Cost - $903,333)
		1,200,207
INDUSTRIAL 10.3%			COLLATERAL FOR SECURITIES LOANED - 20.4%
Duke Realty Corp. ^	61,770	1,778,358	Mount Vernon Prime Portfolio 0.51% + (Cost - $8,822,099)	8,822,099	8,822,099
First Industrial Realty Trust, Inc. ^	59,860	1,764,074
Prologis, Inc.	16,980	925,240	TOTAL INVESTMENTS - 120.6% (Cost - $41,447,871)		$ 52,026,192
		4,467,672	LIABILITIES LESS OTHER ASSETS - (20.6) %		(8,899,994)
MANUFACTURED HOMES - 2.6%			TOTAL NET ASSETS - 100.00%		$ 43,126,198
Sun Communities, Inc.	13,990	1,107,309
			^ All or a portion of these securities are on loan. Total loaned securities had a value of $8,792,976 at July 31, 2016.

			REITS - Real Estate Investment Trusts.
			+ Variable rate security. Interest rate is as of July 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,194,002 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:
			Unrealized Appreciation		$ 9,962,269
			Unrealized Depreciation		(130,080)
			Net Unrealized Appreciation		$ 9,832,189

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.6%
AEROSPACE / DEFENSE - 1.1%			ELECTRONICS - 3.1%
Aerojet Rocketdyne Holdings, Inc. *	16,832	$ 317,452	FARO Technologies, Inc. *	8,265	$ 288,283
			II-VI, Inc. *	14,840	298,284
AUTO PARTS & EQUIPMENT - 2.1%			Sanmina Corp. *	12,975	328,787
Cooper Tire & Rubber Co.	9,487	312,976			915,354
Superior Industries International, Inc.	9,786	299,060	ENGINEERING & CONSTRUCTION - 1.0%
		612,036	KBR, Inc.	20,120	282,082
BANKS - 17.0%
BancFirst Corp.	2,200	144,254	ENTERTAINMENT - 0.6%
Camden National Corp.	3,200	139,136	International Speedway Corp.	5,154	174,051
Central Pacific Financial Corp.	12,519	307,091
Chemical Financial Corp. ^	8,837	365,675	FOOD - 2.0%
Community Trust Bancorp, Inc.	3,820	132,860	John B Sanfilippo & Son, Inc. ^	5,716	266,766
First Citizens BancShares, Inc. - Class B	1,110	288,356	Lancaster Colony Corp.	2,330	302,807
First Horizon National Corp. ^	22,680	330,221			569,573
First Interstate BancSystem, Inc.	8,468	245,911	FOREST PRODUCTS & PAPER - 0.7%
Heartland Financial USA, Inc.	5,560	204,163	Domtar Corp.	4,800	188,976
IBERIABANK Corp.	4,870	304,229
Old National Bancorp	22,810	300,180	GAS - 2.9%
Prosperity Bancshares, Inc.	5,990	306,029	Northwest Natural Gas Co.	5,427	352,429
Simmons First National Corp.	4,970	228,372	Southwest Gas Corp.	6,410	496,775
TCF Financial Corp.	24,460	332,411			849,204
TriCo Bancshares	5,993	155,938	HAND / MACHINE TOOLS - 1.0%
Trustmark Corp. ^	14,210	370,881	Regal Beloit Corp.	5,030	306,880
Umpqua Holdings Corp.	22,280	339,324
United Community Banks, Inc.	15,539	298,970	HEALTHCARE - PRODUCTS - 1.8%
WesBanco, Inc.	5,786	178,903	Haemonetics Corp. *	9,250	280,460
		4,972,904	OraSure Technologies, Inc. *	36,842	251,262
BIOTECHNOLONY - 1.8%					531,722
Five Prime Therapeutics, Inc. *	2,809	142,388	HOME BUILDERS- 0.8%
Merrimack Pharmaceuticals, Inc. *	19,490	113,042	M/I Homes, Inc.	10,658	240,338
Spectrum Pharmaceuticals, Inc. *	39,352	270,348
		525,778	HOME IMPROVEMENT - 0.7%
CHEMICALS - 2.6%			Scotts Miracle Gro Co.	2,780	205,025
Cabot Corp.	4,508	219,495
Innophos Holdings, Inc.	6,579	283,292	HOUSEWARES - 1.1%
OMNOVA Solutions, Inc. *	28,320	268,190	Tupperware Brands Corp. ^	5,020	314,654
		770,977
COMMERCIAL SERVICES - 2.9%			INSURANCE - 4.3%
CRA International, Inc. *	5,985	165,306	American Equity Investment Life Holding Co.	19,136	304,836
LendingTree, Inc. ^*	3,100	313,038	Aspen Insurance Holdings Ltd.	6,600	303,336
McGrath RentCorp	11,227	357,804	Maiden Holdings Ltd. ^	21,107	294,865
		836,148	Selective Insurance Group, Inc.	8,597	336,659
COMPUTERS - 4.3%					1,239,696
Brocade Communications Systems, Inc.	22,000	204,600	IRON / STEEL - 0.8%
DST Systems, Inc.	3,070	378,623	Commercial Metals Co.	13,980	231,229
Insight Enterprises, Inc. *	13,390	356,174
Mentor Graphics Corp.	15,190	324,459	METAL FABRICATE / HARDWARE - 1.0%
		1,263,856	Timken Co.	8,450	282,653
DISTRIBUTION/WHOLESALE - 0.7%
Fossil Group, Inc. ^*	6,680	211,088	MISCELLANEOUS MANUFACTURING - 4.0%
			Crane Co.	4,400	274,120
DIVERSIFIED FINANCIAL SERVICES - 1.2%			Federal Signal Corp.	23,720	311,918
KCG Holdings, Inc.	23,423	354,390	ITT Corp.	7,470	236,874
			Lydall, Inc.	7,800	348,504
ELECTRIC - 3.9%					1,171,416
ALLETE, Inc.	6,720	429,072	OIL & GAS - 1.8%
PNM Resources, Inc.	10,190	350,128	QEP Resources, Inc.	8,590	156,338
Portland General Electric Co.	8,050	351,544	Unit Corp. *	9,580	119,750
		1,130,744	WPX Energy, Inc. ^	26,180	261,538
OIL & GAS SERVICES - 2.6%					537,626
Flotek Industries, Inc. ^*	21,156	300,415	SEMICONDUCTORS - 2.5%
Gulf Island Fabrication, Inc.	11,440	96,782	Power Integrations, Inc.	5,418	309,205
Oceaneering International, Inc.	6,840	190,699	Teradyne, Inc.	14,700	290,325
TETRA Technologies, Inc.	29,500	177,295	Xcerra Corp. *	22,751	138,781
		765,191			738,311

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2016

Security	Shares	Value	Security	Shares	Value
PHARMACEUTICALS - 1.0%			TELECOMMUNICATIONS - 1.5%
Anika Therpeutics, Inc. *	5,373	$ 268,220	Spok Holdings, Inc.	10,330	$ 190,898
			West Corp.	10,880	240,557
REAL ESTATE - 1.0%					431,455
Alexander & Baldwin, Inc. ^	7,110	280,134	TRANSPORTATION - 2.6%
			ArcBest Corp.	10,390	194,397
REITS - 13.6%			Hub Group, Inc. *	7,150	292,721
Chesapeake Lodging Trust	13,960	352,769	Werner Enterprises, Inc.	11,320	284,358
Cousins Properties, Inc.	33,480	356,227			771,476
DCT Industrial Trust, Inc.	7,664	384,886
Empire State Realty Trust, Inc.	17,229	361,637	TOTAL COMMON STOCK - (Cost - $26,799,064)		28,500,990
Getty Realty Corp.	13,165	299,109
Invesco Mortgage Capital, Inc.	22,600	325,440	EXCHANGE TRADED FUND - 1.1%
LaSalle Hotel Properties	12,280	338,314	EQUITY FUND - 1.1%
Pebblebrook Hotel Trust ^	8,466	251,017	iShares Russell 2000 Value ETF ^ (Cost - $324,322)	3,200	326,016
Pennsylvania Real Estate Investment Trust	12,930	328,939
Piedmont Office Realty Trust, Inc.	15,545	341,057	SHORT-TERM INVESTMENT - 0.8%
PS Business Parks, Inc. ^	2,800	310,492	MONEY MARKET FUND - 0.8%
Washington Real Estate Investment Trust	9,400	322,326	Invesco STIT-Treasury Portfolio Institutional - 0.23% +	242,961	242,961
		3,972,213	(Cost - $242,961)
RETAIL - 5.0%
Abercrombie & Fitch Co. ^	8,170	169,201	COLLATERAL FOR SECURITIES LOANED - 14.4%
American Eagle Outfitters, Inc. ^	20,160	361,267	Mount Vernon Prime Portfolio 0.54% +	4,200,433	4,200,433
Bob Evans Farms, Inc.	6,240	229,507	(Cost - $4,200,433)
Ruth's Hospitality Group, Inc.	8,310	132,711
Sonic Automotive, Inc.	16,400	298,152	TOTAL INVESTMENTS - 113.9% (Cost - $31,566,780)		$ 33,270,400
Vitamin Shoppe, Inc. ^*	9,890	289,381	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9) %		(4,072,829)
		1,480,219	NET ASSETS - 100.0%		$ 29,197,571
SAVINGS & LOANS - 2.6%			REIT - Real Estate Investment Trust
Berkshire Hills Bancorp, Inc.	5,300	139,761	^ All or a portion of these securiites are on loan. Total loaned securities had a value of
First Defiance Financial Corp.	3,173	132,282	$4,118,555 at July 31, 2016.
Flagstar Bancorp, Inc. *	7,982	210,805	* Non Income producing security.
HomeStreet, Inc. *	12,335	275,071	+ Variable rate security - interest rate is as July 31, 2016.
		757,919	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
			is $31,602,740 and differs from market value by net unrealized appreciation (depreciation)
			on securities as follow:
			Unrealized Appreciation:		2,902,936
			Unrealized Depreciation:		(1,235,276)
			Net Unrealized Appreciation:		1,667,660

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 93.5%			ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
ADVERTISING - 0.3%			China High Speed Transmission Equipment Group Co. Ltd. *	350,000	$ 271,567
Smiles SA	12,000	$ 193,936	LG Electronics, Inc.	7,000	334,743
					606,310
AGRICULTURE - 2.5%			ELECTRONICS - 2.7%
Adecoagro SA *	30,000	328,800	Hon Hai Precision Industry Co., Ltd.	420,000	1,159,034
KT&G Corp.	10,000	1,081,405	Micro-Star International Co. Ltd.	170,000	370,985
		1,410,205			1,530,019
AIRLINES - 0.9%			ENGINEERING & CONSTRUCTION - 0.5%
AirAsia Bhd	700,000	504,366	Hyundai Engineering & Construction Co. Ltd.	25,000	283,866

APPAREL - 0.5%			FOOD - 1.2%
Peak Sport Products Co. Ltd.	1,000,000	308,745	Sao Martinho SA	20,000	327,497
			SPAR Group Ltd.	25,000	373,661
AUTO MANUFACTURERS - 0.8%					701,158
Geely Automobile Holdings Ltd.	650,000	428,635	FOREST PRODUCTS & PAPER - 0.9%
			Mondi Ltd.	25,000	507,313
BANKS - 18.4%
Banco Bradesco SA - ADR	40,000	348,000	HOLDING COMPANIES - DIVERSIFIED - 3.0%
Banco Colombia SA - ADR ^	42,000	1,434,720	Avi Ltd.	90,000	582,591
Banco Macro SA -ADR	7,000	525,910	Itausa - Investimentos Itau SA - Preference	190,000	493,751
China Construction Bank Corp.	1,250,000	840,507	Siam Cement PCL - NVDR	25,000	367,066
China Merchants Bank Co. Ltd.	170,000	364,468	Tekfen Holding AS	100,000	246,616
Commercial International Bank Egypt SAE - GDR	274,999	1,042,246			1,690,024
Credicorp Ltd.	5,000	801,650	HOME BUILDERS - 0.5%
FirstRand Ltd.	150,000	525,594	MRV Engenharia e Participacoes SA	75,000	312,074
Industrial & Commercial Bank of China Ltd.	600,000	342,226
Kasikornbank PCL - NVDR	65,000	369,530	HOME FURNISHINGS - 1.3%
OTP Bank PLC	53,000	1,292,916	Steinhoff International Holdings Ltd.	115,000	728,349
Public Bank Bhd	70,000	335,566
Sberbank of Russia - ADR	120,000	1,062,000	INTERNET- 2.1%
Turkiye Garanti Bankasi AS	100,000	245,760	Tencent Holdings Ltd.	50,000	1,207,415
Turkiye Vakilflar Bankasi TAO	285,000	422,441
Woori Bank	45,000	406,056	IRON / STEEL- 1.3%
		10,359,590	Severstal PAO - GDR	62,000	733,460
CHEMICALS - 5.4%
Engro Corp Ltd.	450,000	1,437,018	LEISURE TIME - 0.6%
Kingboard Chemcial Holdings Ltd.	225,000	486,050	Bajaj Auto Ltd.	8,000	323,558
Lotte Chemical Corp.	2,000	543,439
UPL Ltd.	60,000	561,529	MEDIA - 0.9%
		3,028,036	Naspers Ltd.	3,200	502,816
COAL - 0.4%
Coal India Ltd.	40,000	196,450	MINING - 3.0%
			AngloGold Ashanti Ltd. - ADR *	18,000	394,380
COMMERCIAL SERVICES - 1.4%			Cia de Minas Buenaventura SAA - ADR	45,000	659,250
Qualicorp SA	75,000	495,375	Gold Fields Ltd. - ADR *	100,000	621,000
Zhejiang Expressway Co., Ltd.	300,000	310,632			1,674,630
		806,007	OIL & GAS - 10.0%
COMPUTERS - 1.7%			Cosan SA Industria e Comercio	40,000	422,596
Datatec Ltd.	55,000	199,304	Ecopetrol SA - ADR ^	105,000	897,750
Infosys Ltd. - ADR	45,000	739,350	Gazprom OAO - ADR	220,000	904,200
		938,654	Lukoil OAO - ADR	37,000	1,581,750
DISTRIBUTION / WHOLESALE - 1.2%			MOL Hungarian Oil & Gas PLC	7,500	470,717
Hanwha Corp.	21,200	675,338	Pakistan Petroleum Ltd.	200,000	301,698
			PTT PCL - NVDR	40,000	382,548
DIVERSIFIED FINANCIAL SERVICES - 2.1%			SK Innovation Co. Ltd.	5,000	658,891
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	100,000	589,655			5,620,150
Capitec Bank Holdings Ltd.	13,500	599,545	PACKAGING & CONTAINERS - 0.7%
		1,189,200	Lee & Man Paper Manufacturing Ltd.	500,000	386,567
ELECTRIC - 2.3%
Korea Electric Power Corp.	13,700	750,058
Tenaga Nassional Bhd	80,000	282,710
Transmissora Alianca de Energia Eletrica SA	33,000	264,008
		1,296,776

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2016

Security	Shares	Value	Security	Shares	Value
PHARMACEUTICALS - 1.5%			WATER - 0.5%
Richter Gedeon Nyrt	25,000	$ 528,645	Cia de Saneamento Basico do Estado de Sao Paulo	30,000	$ 284,928
Sinopharm Group Co. Ltd.	66,800	324,447
		853,092	TOTAL COMMON STOCK (Cost - $48,522,828)		52,694,203
REAL ESTATE - 3.8%
China Overseas Land & Investment Ltd.	160,000	527,666	EXCHANGE TRADED FUNDS - 5.4%
Country Garden Holdings Co. Ltd.	750,000	305,934	EQUITY FUNDS - 5.4%
Guangzhou R&F Properties Co. Ltd.	170,000	257,935	iShares MSCI All Peru Capped ETF ^	10,000	343,300
Highwealth Construction Corp.	320,000	488,365	iShares MSCI South Africa ETF ^	25,000	1,444,250
Redefine Properties Ltd. - REIT	670,000	579,472	Market Vectors Russia ETF	70,000	1,262,100
		2,159,372	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,751,419)		3,049,650
RETAIL - 0.5%
Xtep International Holdings Ltd.	500,000	257,697	SHORT-TERM INVESTMENT - 2.2%
			MONEY MARKET - 2.2%
SEMICONDUCTORS - 7.0%			First American Government Obligations Fund 0.24% +
Dongbu HiTek Co. Ltd. *	15,000	477,301	(Cost - $1,272,209)	1,272,209	1,272,209
Powertech Technology, Inc.	120,000	305,409
Samsung Electronics Co. Ltd.	1,200	1,651,173	COLLATERAL FOR SECURITIES LOANED - 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,000	1,527,900	Mount Vernon Prime Portfolio 0.54% +
		3,961,783	(Cost - $3,418,675)		3,418,675
SOFTWARE - 3.9%
HCL Technologies Ltd.	40,000	450,399	TOTAL INVESTMENTS - 107.2% (Cost - $55,965,131)		$ 60,434,737
NetEase, Inc. - ADR	6,000	1,225,620	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2) %		(4,075,547)
TravelSky Technology Ltd.	265,000	508,504	NET ASSETS - 100.0%		$ 56,359,190
		2,184,523	ADR - American Depositary Receipt.	ETF - Exchange Traded Funds
TELECOMMUNICATIONS - 6.6%			GDR - Global Depositary Receipt.	NVDR - Non-Voting Depositary Receipt
BYD Electronic International Co. Ltd.	840,000	640,434	REIT - Real Estate Investment Trust
China Mobile Ltd.	130,000	1,609,537	^ All or a portion of these securities are on loan. Total loaned securities had a value of
Mobile TeleSystems PJSC - ADR ^	60,000	533,400	$1,695,275 at July 31, 2016.
Partron Co. Ltd.	25,000	264,650	* Non-income producing security.
Vodacom Group Ltd	60,000	696,296	+ Variable rate security. Interest rate is as of July 31, 2016.
		3,744,317	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
TRANSPORTATION - 2.0%			is $55,965,131 and differs from market value by net unrealized appreciation (depreciation)
Rumo Logistica Operadora Multimodal SA *	300,000	562,430	on securities as follow:
Super Group Ltd. *	185,000	542,414	Unrealized Appreciation:		$ 6,257,036
		1,104,844	Unrealized Depreciation:		(1,787,430)
			Net Unrealized Appreciation:		$ 4,469,606

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2016

Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.8%
AEROSPACE/DEFENSE - 2.0%			ENTERTAINMENT - 1.8%
Aerojet Rocketdyne Holdings, Inc. *	17,483	$ 329,729	Marriot Vacations Worldwide Corp.	4,402	$ 335,873
HEICO Corp.	5,773	401,281	Red Rock Resorts, Inc. ^	15,341	352,996
		731,010			688,869
AIRLINES - 0.4%			FOOD - 0.9%
Allegiant Travel Co.	1,186	153,907	Blue Buffalo Pet Products, Inc. *	13,369	343,316

BANKS - 3.4%			HEALTHCARE-PRODUCTS - 8.1%
Bank of the Ozarks	8,886	319,807	Cerus Corp. * ^	50,284	371,599
FCB Financial Holdings, Inc. *	8,776	306,897	Edwards Lifesciences Corp. *	1,728	197,891
Webster Financial Corp.	9,193	330,580	Endologix, Inc. * ^	12,762	180,072
Western Alliance Bancorp *	9,301	316,513	Glaukos Corp. *	10,152	354,914
		1,273,797	Merit Medical Systems, Inc. *	16,116	377,759
BIOTECHNOLOGY - 1.3%			Nevro Corp. * ^	4,306	356,106
Exact Sciences Corp. *	9,837	170,967	NuVasive, Inc. * ^	5,834	362,875
NeoGenomics, Inc. *	35,471	309,307	Spectranetics Corp. * ^	16,834	390,212
		480,274	West Pharmaceutical Services, Inc. ^	5,701	457,676
BUILDING MATERIALS - 0.9%					3,049,104
Apogee Enterprises, Inc. ^	7,194	336,319	HEALTHCARE-SERVICES - 3.8%
			Amedisys, Inc. *	6,334	339,186
COMMERICAL SERVICES - 8.2%			Amsurg Corp. * ^	4,368	327,644
AMN Healthcare Services, Inc. *	3,939	166,620	LHC Group, Inc. *	8,912	403,357
Booz Allen Hamilton Holding Corp.	10,470	323,314	Surgical Care Affiliates, Inc. * ^	6,697	348,311
Bright Horizons Family Solutions, Inc. *	4,525	303,492			1,418,498
Cotiviti Holdings, Inc. *	8,108	195,727	HOME BUILDERS - 2.4%
Healthcare Services Group, Inc.	7,509	291,424	Installed Building Products, Inc.*	11,929	427,416
HMS Holdings Corp.* ^	8,871	176,355	LGI Homes, Inc. * ^	14,286	490,438
ICF International, Inc. *	7,626	315,564			917,854
MarketAxess Holdings Corp.*	2,180	352,419	INTERNET - 9.0%
Nord Anglia Education, Inc. * ^	14,248	310,179	8x8, Inc. *	23,040	316,800
Sabre Corp.	11,776	343,270	GrubHub, Inc. * ^	9,306	352,883
Vantiv, Inc. *	5,596	306,493	Quotient Technology, Inc. * ^	12,119	153,426
		3,084,857	Ringcentral, Inc. *	15,720	362,032
COMPUTERS - 3.9%			Shopify, Inc. *	10,962	375,668
Globant SA * ^	9,729	410,466	Shutterfly, Inc. *	6,280	334,033
Leidos Holdings, Inc. ^	6,438	321,964	Splunk, Inc. * ^	6,703	419,206
Manhattan Associates, Inc. *	2,627	152,497	WebMD Health Corp. * ^	5,110	311,761
Mercury Systems, Inc. *	22,347	579,234	Wix.com Ltd.*	10,434	371,450
		1,464,161	Zendesk, Inc. * ^	11,970	361,973
DISTRIBUTION/WHOLESALE - 2.9%					3,359,232
Beacon Roofing Supply, Inc. *	7,465	351,004	LEISURE TIME - 1.0%
Core-Mark Holding Co., Inc.	6,713	328,668	Planet Fitness, Inc. * ^	18,260	374,330
SiteOne Landscape Supply, Inc. *	10,332	401,295
		1,080,967	MACHINERY-CONSTRUCTION & MINING - 0.5%
DIVERSIFIED FINANCIAL SERVICES - 2.1%			Astec Industries, Inc.	3,053	184,035
Ellie Mae, Inc.* ^	3,428	315,753
WageWorks, Inc. *	7,517	464,626	METAL FABRICATE/HARDWARE - 0.5%
		780,379	Mueller Water Products, Inc.	14,575	172,859
ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
Universal Display Corp. * ^	2,484	175,967	MISCELLANEOUS MANUFACTURING - 0.4%
			John Bean Technologies Corp. ^	2,465	$ 164,958
ELECTRONICS - 2.3%
FLIR Systems, Inc.	5,137	167,363	OIL & GAS - 2.4%
IMAX Corp. * ^	10,910	344,647	Parsley Energy , Inc. * ^	14,165	403,844
Orbotech Ltd. *	12,345	352,203	PDC Energy, Inc. *	2,448	134,077
		864,213	RSP Permian, Inc. *	9,742	350,225
ENGINEERING & CONSTRUCTION - 0.8%					888,146
Dycom Industries, Inc.* ^	3,412	320,899

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2016

Security	Shares	Value	Security	Shares	Value
PHARMACEUTICALS - 2.1%			SOFTWARE (CONTINUED) - 16.3%
Ophthotech Corp. *	2,957	$ 189,958	Press Ganey Holdings, Inc.* ^	8,812	$ 351,775
Patheon NV *	10,134	262,065	Proofpoint, Inc. * ^	4,796	363,872
PRA Health Sciences, Inc. * ^	6,907	320,347	Red Hat, Inc.*	4,733	356,348
		772,370	ServiceNow, Inc.*	4,963	371,828
RETAIL - 4.8%			Take-Two Interactive Software, Inc.* ^	8,130	326,663
BMC Stock Holdings, Inc.*	8,170	148,755	Talend SA*	4,657	118,754
Casey's General Stores, Inc.	3,667	489,691	Tyler Technologies, Inc. *	2,290	373,316
Five Below, Inc. *	3,309	168,792			6,105,032
GameStop Corp. ^	10,329	319,683	TELECOMMUNICATIONS - 1.5%
Ollie's Bargain Outlet Holdings, Inc. * ^	12,869	336,396	Acacia Communications, Inc. * ^	2,795	181,759
Texas Roadhouse, Inc. ^	7,268	343,195	Gigamon, Inc. *	7,965	372,125
		1,806,512			553,884
SEMICONDUCTORS - 8.4%			TRANSPORTATION - 2.2%
Advanced Micro Devices, Inc. *	57,037	391,274	Air Transport Services Group, Inc. *	20,845	301,836
Cavium, Inc. *	6,966	325,103	Covenant Transportation Group, Inc. *	7,160	161315
CEVA, Inc. *	9,102	273,606	Old Dominion Freight Line, Inc. *	5,109	355893
Himax Technologies, Inc. ^	36,160	323,632			819,044
Inphi Corp. * ^	4,810	169,216
MKS Instruments, Inc.	6,972	318,481	TOTAL COMMON STOCK (Cost - $29,960,068)		35,509,267
Monolithic Power Systems, Inc. ^	4,804	349,347
Nanometrics, Inc. *	8,315	166,633	SHORT-TERM INVESTMENT - 3.9%
NVIDIA Corp. ^	7,541	430,591	MONEY MARKET FUND - 3.9%
Silicon Motion Technology Corp. ^	7,671	396,591	Fidelity Institutional Money Market Funds -
		3,144,474	Government Portfolio, 0.25% +	1,474,941	1,474,941
SOFTWARE - 16.3%			TOTAL SHORT-TERM INVESTMENT (Cost - $1,474,941)
Activision Blizzard, Inc.	14,087	565,734
Aspen Tehcnology, Inc.*	8,077	338,345	COLLATERAL FOR SECURITIES LOANED - 35.5%
Broadsoft, Inc. *	7,690	344,743	Mount Vernon Prime Portfolio, 0.54% + (Cost - $13,299,143)	13,299,143	13,299,143
Callidus Software, Inc. *	19,312	396,475
CommVault Systems, Inc. *	7,500	388,050	TOTAL INVESTMENTS - 134.2% (Cost - $44,734,152)		$ 50,283,351
Cornerstone OnDemand, Inc.*	3,895	168,225	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.2) %		(12,809,014)
Evolent Health, Inc.* ^	14,215	334,621	NET ASSETS - 100.0%		$ 37,474,337
Five9, Inc. *	20,075	253,146
HubSpot, Inc. * ^	8,676	473,623	^ All or a portion of these securities are on loan. Total loaned securies had a value of $13,022,904 at April 30, 2016.
Medidata Solutions, Inc. *	6,352	337,609
Omnicell, Inc.*	6,254	241,905	* Non-Income producing security.
			+ Variable rate security. Interest rate is as of July 31, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,923,284 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

			Unrealized Appreciation		$ 5,522,192
			Unrealized Depreciation		(162,125)
			Net Unrealized Appreciation		$ 5,360,067

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America . (“GAAP”) The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2016

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Corporate/Government Bond
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 31,335,343	$ -	$ 31,335,343
Foreign Government Bonds	-	267,225	-	267,225
Municipal	-	1,574,118	-	1,574,118
U.S. Government & Agency	-	16,995,709	-	16,995,709
Bank Loans	-	1,720,647	-	1,720,647
Preferred Stock *	777,332	-	-	777,332
Short-Term Investments	1,699,476	-	-	1,699,476
Collateral for Securities Loaned	1,238,448	-	-	1,238,448
Total Investments	$ 3,715,256	$ 51,893,042	$ -	$ 55,608,298

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 225,363,495	$ -	$ -	$ 225,363,495
Rights	69,997	-	-	69,997
Warrants	8,972	-	-	8,972
Closed-End Funds	7,000,911	-	-	7,000,911
Preferred Stock *	1,825,000	-		1,825,000
Bonds & Notes *	-	11,459,212	-	11,459,212
Purchased Call Options	39,887	-	-	39,887
Purchased Put Options	1,086,642	-	-	1,086,642
Short-Term Investments	20,067,717	-	-	20,067,717
Collateral for Securities Loaned	8,726,642	-	-	8,726,642
Total Investments	$ 264,189,263	$ 11,459,212	$ -	$ 275,648,475
Derivatives
Forward Currency Exchange Contracts	$ -	$ 1,150,463	$ -	$ 1,150,463
Equity Swap Contracts	-	2,759,273	-	2,759,273
Total Derivatives	$ -	$ 3,909,736	$ -	$ 3,909,736
Liabilities
Securities Sold Short	$ 65,258,024	$ -	$ -	$ 65,258,024
Total Investments	$ 65,258,024	$ -	$ -	$ 65,258,024
Derivatives
Written Options	$ 10,896,976	$ -	$ -	$ 10,896,976
Equity Swap Contracts	-	1,611,060	-	$ 1,611,060
Forward Currency Exchange Contracts	-	327,343	-	$ 327,343
Total Derivatives	$ 10,896,976	$ 1,938,403	$ -	$ 12,835,379

Floating Rate Bond
Assets	Level 1	Level 2	Level 3	Total
Bank Loans *	$ -	$ 87,084,170	$ -	$ 87,084,170
Bonds & Notes *	-	4,948,235	-	4,948,235
Short-Term Investment	4,653,077	-	-	4,653,077
Collateral for Securities Loaned	182,450			182,450
Total Investments	$ 4,835,527	$ 92,032,405	$ -	$ 96,867,932

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2016

High-Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 92,871,887	$ -	$ 92,871,887
Short-Term Investment	2,726,492	-	-	2,726,492
Collateral for Securities Loaned	18,343,770	-	-	18,343,770
Total Investments	$ 21,070,262	$ 92,871,887	$ -	$ 113,942,149

International Opportunity Bond
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$ -	$ 11,806,935	$ -	$ 11,806,935
Foreign Government Bonds	-	15,580,912	-	15,580,912
Mortgage Backed Securities	-	322,557	-	322,557
Whole Loan Collateral		263,290		263,290
Short-Term Investments	1,595,016	-	-	1,595,016
Total Investments	$ 1,595,016	$ 27,973,694	$ -	$ 29,568,710
Derivatives
Futures	$ 71,979	$ -	$ -	$ 71,979
Forward Currency Contracts	-	384,409	-	384,409
Total Derivatives	$ 71,979	$ 384,409	$ -	$ 456,388
Total Assets	$ 1,666,995	$ 28,358,103	$ -	$ 30,025,098
Liabilities-Derivatives
Futures	$ 7,594	$ -	$ -	$ 7,594
Forward Currency Contracts	-	108,838	-	108,838
Total Derivatives	$ 7,594	$ 108,838	$ -	$ 116,432

Dynamic Macro
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,027,468	$ -	$ -	$ 21,027,468
Purchase Options	2,748,675	-	-	2,748,675
Short-Term Investments	12,801,951	-	-	12,801,951
Collateral for Securities Loaned	3,528,000	-	-	3,528,000
Total Investments	$ 40,106,094	$ -	$ -	$ 40,106,094
Derivatives
Futures	772,925	-	-	772,925
Total Assets	$ 40,879,019	$ -	$ -	$ 40,879,019
Liability-Derivatives
Futures	$ 287,280	-	-	$ 287,280
Written Put Future Option	1,622	-	-	1,622
Total Liabilities	$ 288,902	$ -	$ -	$ 288,902

Alternative Strategy
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,858,699	$ -	$ -	$ 13,858,699
Exchange Traded Note	2,966,979	-	-	2,966,979
Short-Term Investments	7,436,328	-	-	7,436,328
Total Investments	$ 24,262,006	$ -	$ -	$ 24,262,006

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	$ -	$ 20,252,003	$ -	$ 20,252,003
Preferred Stock *	4,029,679	-	-	4,029,679
Short-Term Investment	1,049,107	-	-	1,049,107
Collateral for Securities Loaned	3,668,900	-	-	3,668,900
Total Investments	$ 8,747,686	$ 20,252,003	$ -	$ 28,999,689

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 55,982,092	$ -	$ -	$ 55,982,092
Short-Term Investments	1,415,230	-	-	1,415,230
Collateral for Securities Loaned	12,260,389	-	-	12,260,389
Total Investments	$ 69,657,711	$ -	$ -	$ 69,657,711

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2016

Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 66,527,832	$ -	$ -	$ 66,527,832
Collateral for Securities Loaned	16,712,044	-	-	16,712,044
Total Investments	$ 83,239,876	$ -	$ -	$ 83,239,876

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 284,309	$ -	$ -	$ 284,309
REITS *	42,016,450	-	-	42,016,450
Short-Term Investment	903,333	-	-	903,333
Collateral for Securities Loaned	8,822,099	-	-	8,822,099
Total Investments	$ 52,026,191	$ -	$ -	$ 52,026,191

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 31,066,362	$ 58,149,678	$ -	$ 89,216,040
Close-Ended Fund	348,588	-	-	348,588
Preferred Stock *	295,728	943,809	-	1,239,537
Short-Term Investments	2,255,686	-	-	2,255,686
Collateral for Securities Loaned	5,180,096	-	-	5,180,096
Total Investments	$ 39,146,460	$ 59,093,487	$ -	$ 98,239,947
Derivatives
Forward Currency Exchange Contracts	-	1,061,283	-	1,061,283
Total Assets	$ 39,146,460	$ 60,154,770	$ -	$ 99,301,230
Liabilities - Derivatives
Forward Currency Exchange Contracts	$ -	$ 1,167,518	$ -	$ 1,167,518

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 28,500,990	$ -	$ -	$ 28,500,990
Exchange Traded Fund	326,016			326,016
Short-Term Investments	242,961	-	-	242,961
Collateral for Securities Loaned	4,200,433	-	-	4,200,433
Total Investments	$ 33,270,400	$ -	$ -	$ 33,270,400

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 32,517,791	$ 20,176,412	$ -	$ 52,694,203
Exchange Traded Funds	3,049,650	-	-	3,049,650
Short-Term Investments	1,272,209	-	-	1,272,209
Collateral for Securities Loaned	3,418,675	-	-	3,418,675
Total Investments	$ 40,258,325	$ 20,176,412	$ -	$ 60,434,737

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 35,509,267	$ -	$ -	$ 35,509,267
Short-Term Investment	1,474,941	-		1,474,941
Collateral for Securities Loaned	13,299,143	-		13,299,143
Total Investments	$ 50,283,351	$ -	$ -	$ 50,283,351

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2016

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.
Futures Contracts – The International Opportunity Bond Fund and Dynamic Macro are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. The International Opportunity Bond Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to the International Opportunity Bond Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2016

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2016 categorized by risk exposure:
	Unrealized Gain/(Loss) at 7/31/2016
Risk Exposure Category	Monthly Distribution	International Opportunity Bond	Dynamic Macro	International Stock
Commodity contracts	$ -	$ -	$ -	$ -
Equity contracts	(64,109,811)	-	118,838	-
Currency contracts	903,554	275,571	-	(106,235)
Interest rate contracts	-	64,386	366,807	-
Total	$ (63,206,257)	$ 339,957	$ 485,645	$ (106,235)

The notional value of the derivative instruments outstanding as of July 31, 2016 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending - The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The famount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of July 31, 2016

Underlying Investment in Other Investment Companies - Alternative Strategy Fund currently invests a portion of its assets in STIT - Treasury Money Market Funds – Money Market Portfolio. The Alternative Strategy Fund may redeem its investment from STIT - Treasury Money Market Funds – Money Market Portfolio Class at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Alternative Strategy Fund may be directly affected by the performance of the STIT - Treasury Money Market Funds – Money Market Portfolio. The financial statements of the STIT - Treasury Money Market Funds – Money Market Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2016 the percentage of the Alternative Strategy Fund’s net assets invested in the STIT - Treasury Money Market Funds – Money Market Portfolio was 37.4%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/26/16

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 9/26/16